                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
               (Address of principal executive offices) (Zip code)

                                   Dennis Webb
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the period ended December 31, 2004.

I hope you will find the Annual Report valuable and informative.

Despite a slight rise in interest rates late in the year, rates were still low and this--combined with robust underlying growth in U.S. productivity--fueled the U.S. economy's continued steady recovery.

Against this background, the E*TRADE Index Funds remained the lowest-cost index funds in the industry,/1/ and investors again saw the Funds as an easy, low-cost way to gain broad diversification and balance their holdings.

Many investors also took advantage of our free Automatic Investment Plan/2/ as an easy way to add to their portfolios over time through regular automatic investments in the Funds. I encourage you to consider this option by visiting www.etrade.com/autoinvest.

Here is a high-level view of the year's results:

                                                One-Year Total Return for Period
            Fund Name                                   Ended 12/31/04/3/
            ---------                           --------------------------------
E*TRADE S&P 500 Index Fund                                   10.62%
E*TRADE Russell 2000 Index Fund                              17.30%
E*TRADE International Index Fund                             19.38%
E*TRADE Technology Index Fund                                 2.15%

Thank you for your continued investment in the Funds. We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid, diversified portfolio, and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------------------
Dennis Webb
President, E*TRADE Funds

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended only for current shareholders who have received a copy of the appropriate prospectus. For a current prospectus containing more complete information, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. Read the prospectus carefully before you invest.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Please visit www.etradefunds.etrade.com and click on the "Report Card" link for more current performance.

1 For more important information and details about the E*TRADE Funds, please visit www.etradefunds.etrade.com. As commissioned by E*TRADE Asset Management, Inc. ("ETAM"), Lipper determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses as of February 1, 2005, by comparing them with other Pure Index Funds in the same Lipper Investment Classifications/Objective, while excluding institutional and other mutual funds requiring minimum investments of $250,000 or more and exchange-traded funds. The E*TRADE Index Funds' expenses are the lowest because they are contractually limited through April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that the expense limits will continue beyond April 2006 or will continue at specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified levels if the E*TRADE Index Funds' assets do not increase significantly by April 30, 2006.

Effective September 30, 2004, ETAM began assessing an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee is not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee is waived if your total E*TRADE Funds assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

2 Automatic investment plans and dollar-cost averaging do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

3 ETAM has waived a portion of its management fees or assumed responsibility for other expenses, which reduce operating expenses and increases total return to shareholders. Without these reductions, the Fund's investment results would have been lower.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending.

Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C)2005 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE Russell 2000 Index Fund
Management Discussion and Analysis

The E*TRADE Russell 2000 Index Fund ("Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index ("Index"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The unmanaged Index is a recognized benchmark for small-company stocks traded on the major U.S. exchanges and consists of approximately 2,000 small-capitalization stocks.

The Fund posted a 17.30% return for the year ended December 31, 2004, compared to the 18.33% return for the Index. The strength of the Fund and the Index during the year was primarily due to the out performance of small-cap stocks. Compared to the 18.33% return for the small cap Russell 2000 Index, the Russell 1000 Index, a benchmark for larger-cap stocks, posted a lower return of 11.40%.

Nine of the ten industries of the Index (based on the Global Industry Classification Standard or GICS) posted a positive return for the year, with eight of the ten industries generating a double-digit return. Only the information technology industry posted a negative return for the year. While the energy industry had the strongest performance, with a return of approximately 57%, the greatest contributions to the Index's performance, based on both returns and weight in the Index, came from the industrials and health care industries, each of which added more than 3% to the Index's return. The largest contributor to performance in the industrials industry was Landstar System, Inc. The company provides transportation services to shippers throughout the U.S. The largest contributions in the health care industry came from OSI Pharmaceuticals Inc., which focuses on products to treat cancer, and Cytyc Corp., a provider of systems used in medical diagnostic applications. In the information technology industry, Asyst Technologies, Inc., a company that supplies integrated automation systems for the semiconductor manufacturing industry, and RF Micro Devices, Inc., a manufacturer of radio frequency integrated circuits for wireless communications devices, were among the primary contributors to weakness.

The Fund continued to meet its investment objective of closely tracking the total return of the Index. A stratified sampling technique is used to help align the holdings of the Fund with those of the Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its Russell 2000 benchmark are due in large part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The following graph shows the hypothetical return of $10,000 invested in both of the Russell 2000 Index and the E*TRADE Russell 2000 Index Fund from January 1, 2001 to December 31, 2004, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                                     [CHART]

                                   Line chart

Graph - Growth of $10,000 since 01/01/2001

   Russell 2000 Index     E*TRADE Russell 2000 Index Fund
-----------------------   -------------------------------
     START   $10,000.00            START   $10,000.00
01/31/2001   $10,520.61       01/31/2001   $10,480.00
02/28/2001   $ 9,830.33       02/28/2001   $ 9,800.32
03/31/2001   $ 9,349.47       03/31/2001   $ 9,303.56
04/30/2001   $10,080.88       04/30/2001   $10,045.44
05/31/2001   $10,328.68       05/31/2001   $10,276.03
06/30/2001   $10,685.33       06/30/2001   $10,638.83
07/31/2001   $10,106.91       07/31/2001   $10,066.20
08/31/2001   $ 9,780.46       08/31/2001   $ 9,744.73
09/30/2001   $ 8,463.93       09/30/2001   $ 8,430.26
10/31/2001   $ 8,959.20       10/31/2001   $ 8,913.72
11/30/2001   $ 9,652.81       11/30/2001   $ 9,598.56
12/31/2001   $10,248.60       12/31/2001   $10,182.63
01/31/2002   $10,142.01       01/31/2002   $10,069.37
02/28/2002   $ 9,864.07       02/28/2002   $ 9,791.38
03/31/2002   $10,656.87       03/31/2002   $10,580.57
04/30/2002   $10,753.95       04/30/2002   $10,673.68
05/31/2002   $10,276.68       05/31/2002   $10,198.70
06/30/2002   $ 9,766.78       06/30/2002   $ 9,691.82
07/31/2002   $ 8,291.72       07/31/2002   $ 8,235.14
08/31/2002   $ 8,270.60       08/31/2002   $ 8,203.85
09/30/2002   $ 7,676.67       09/30/2002   $ 7,609.89

10/31/2002   $ 7,922.77       10/31/2002   $ 7,849.60
11/30/2002   $ 8,629.84       11/30/2002   $ 8,547.43
12/31/2002   $ 8,149.35       12/31/2002   $ 8,058.52
01/31/2003   $ 7,923.78       01/31/2003   $ 7,829.66
02/28/2003   $ 7,684.37       02/28/2003   $ 7,590.07
03/31/2003   $ 7,783.30       03/31/2003   $ 7,672.80
04/30/2003   $ 8,521.31       04/30/2003   $ 8,404.79
05/31/2003   $ 9,435.74       05/31/2003   $ 9,283.09
06/30/2003   $ 9,606.52       06/30/2003   $ 9,435.33
07/31/2003   $10,207.59       07/31/2003   $10,022.21
08/31/2003   $10,675.57       08/31/2003   $10,493.25
09/30/2003   $10,478.56       09/30/2003   $10,274.99
10/31/2003   $11,358.51       10/31/2003   $11,124.73
11/30/2003   $11,761.57       11/30/2003   $11,501.86
12/31/2003   $12,000.24       12/31/2003   $11,716.95
01/31/2004   $12,521.59       01/31/2004   $12,199.47
02/29/2004   $12,633.82       02/29/2004   $12,304.36
03/31/2004   $12,751.54       03/31/2004   $12,416.49
04/30/2004   $12,101.43       04/30/2004   $11,754.71
05/31/2004   $12,294.01       05/31/2004   $11,943.79
06/30/2004   $12,811.77       06/30/2004   $12,437.83
07/31/2004   $11,949.13       07/31/2004   $11,585.49
08/31/2004   $11,887.69       08/31/2004   $11,522.34
09/30/2004   $12,445.78       09/30/2004   $12,064.26
10/31/2004   $12,690.77       10/31/2004   $12,296.27
11/30/2004   $13,791.55       11/30/2004   $13,361.39
12/31/2004   $14,199.78       12/31/2004   $13,744.28

                                     Average Annual Return       Cumulative Return
                                  ---------------------------   ------------------
                                                      Since                Since
                                  1 Year   3 Year   Inception   3 Year   Inception
                                  ---------------------------   ------------------
E*TRADE Russell 2000 Index Fund   17.30%   10.51%     8.27%     34.98%     37.44%
Russell 2000 Index                18.33%   11.48%     9.16%     38.55%     42.00%
                                  ---------------------------   ------------------

--------------------------------------------------------------------------------
The E*TRADE Russell 2000 Index Fund began operations on December 29, 2000.
--------------------------------------------------------------------------------

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, maybe worth more or less than their original cost.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the         During the
                                              06/30/04     12/31/04   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE Russell 2000 Index Fund
   Actual                                     $1,000.00   $1,205.31         0.26%              $1.44
   Hypothetical (5% return before expenses)   $1,000.00   $1,023.83         0.26%              $1.32
----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights from expense ratios based on the one-year data in the financial highlights.

Schedule of Investments
E*TRADE Russell 2000 Index Fund
December 31, 2004

                                                               Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS--96.7%
ADVERTISING--0.5%
ADVO, Inc.                                                      1,887   $ 67,272
aQuantive, Inc.(a)                                              2,729     24,397
Catalina Marketing Corp.                                        3,058     90,608
DoubleClick, Inc.(a)                                            6,700     52,126
Greenfield Online, Inc.(a)                                        300      6,597
Grey Global Group, Inc.                                            40     44,000
Marchex, Inc.(a)                                                  200      4,200
Sitel Corp.(a)                                                  3,400      8,364
ValueVision Media, Inc., Class A(a)                               979     13,618
Ventiv Health, Inc.(a)                                          1,000     20,320
Vertrue, Inc.(a)                                                  304     11,482
                                                                        --------
                                                                         342,984
                                                                        --------
AEROSPACE/DEFENSE--0.7%
AAR Corp.(a)                                                    2,024     27,567
BE Aerospace, Inc.(a)                                           3,300     38,412
Curtiss-Wright Corp.                                            1,152     66,136
DRS Technologies, Inc.(a)                                       1,336     57,061
Ducommun, Inc.(a)                                                 355      7,402
GenCorp., Inc.                                                  2,762     51,290
HEICO Corp.                                                     1,072     24,216
Innovative Solutions & Support(a)                                 300     10,008
MTC Technologies, Inc.(a)                                         315     10,575
Orbital Sciences Corp.(a)                                       2,998     35,466
Sequa Corp., Class A(a)                                           280     17,122
Teledyne Technologies, Inc.(a)                                  1,880     55,328
Titan Corp. (The)(a)                                            4,924     79,769
United Industrial Corp.                                           517     20,029
                                                                        --------
                                                                         500,381
                                                                        --------
AGRICULTURE--0.1%
Delta & Pine Land Co.                                           2,182     59,524
DIMON, Inc.                                                     2,619     17,600
Maui Land & Pineapple Co., Inc.(a)                                175      6,869
                                                                        --------
                                                                          83,993
                                                                        --------
AIRLINES--0.6%
Airtran Holdings, Inc.(a)                                       5,036     53,885
Alaska Air Group, Inc.(a)                                       1,696     56,799
Alaska Communications Systems Group, Inc.                         500      4,315
America West Holdings Corp., Class B(a)                         2,040     13,423
Continental Airlines, Inc., Class B(a)                          3,897     52,765
Delta Air Lines, Inc.(a)                                        6,300     47,124
ExpressJet Holdings, Inc.(a)                                    2,170     27,950
FLYi, Inc.(a)                                                   2,611      4,621
Frontier Airlines, Inc.(a)                                      2,183     24,908
Mesa Air Group, Inc.(a)                                         1,970     15,642
Northwest Airlines Corp.(a)                                     4,433     48,453
Pinnacle Airlines Corp.(a)                                      1,100     15,334

Republic Airways Holdings, Inc.(a)                                200      2,654
SkyWest, Inc.                                                   3,388     67,964
                                                                        --------
                                                                         435,837
                                                                        --------
APPAREL--0.6%
Cache, Inc.                                                       500      9,010
Carter's, Inc.(a)                                                 300     10,197
Cherokee, Inc.                                                    358     12,630
Deckers Outdoor Corp.(a)                                          400     18,796
Escalade, Inc.                                                    400      5,344
Gymboree Corp.(a)                                               1,927     24,704
Hartmarx Corp.(a)                                               1,300     10,101
K-Swiss, Inc., Class A                                          1,420     41,350
OshKosh B'Gosh, Inc., Class A                                     259      5,543
Oxford Industries, Inc.                                           792     32,710
Phillips-Van Heusen Corp.                                       1,340     36,180
Quiksilver, Inc.(a)                                             3,230     96,221
Russell Corp.                                                   1,798     35,025
Skechers U.S.A., Inc., Class A(a)                               1,161     15,047
Stride Rite Corp.                                               2,116     23,636
Warnaco Group, Inc. (The)(a)                                    2,670     57,672
Weyco Group, Inc.                                                 130      5,758
                                                                        --------
                                                                         439,924
                                                                        --------
AUTO MANUFACTURERS--0.3%
A.S.V., Inc.(a)                                                   395     18,921
Aftermarket Technology Corp.(a)                                   690     11,109
CLARCOR, Inc.                                                   1,362     74,596
Collins & Aikman Corp.(a)                                       2,200      9,592
Smith (A.O.) Corp.                                              1,028     30,778
Wabash National Corp.(a)                                        1,907     51,356
                                                                        --------
                                                                         196,352
                                                                        --------
AUTO PARTS & EQUIPMENT--0.9%
ArvinMeritor, Inc.                                              4,100     91,717
Bandag, Inc.                                                      531     26,449
Comercial Vehicle Group, Inc.(a)                                  500     10,915
Cooper Tire & Rubber Co.                                        3,879     83,592
Exide Technologies(a)                                           1,100     15,158
Goodyear Tire & Rubber Co. (The)(a)                             9,021    132,247
Hayes Lemmerz International, Inc.(a)                            2,200     19,426
Modine Manufacturing Co.                                        1,276     43,091
Molina Healthcare, Inc.(a)                                        500     23,190
Noble International, Ltd.                                         300      6,117
Standard Motor Products, Inc.                                     791     12,498
Strattec Security Corp.(a)                                        175     10,959
Superior Industries International, Inc.                         1,222     35,499
Tenneco Automotive, Inc.(a)                                     2,407     41,497
Tower Automotive, Inc.(a)                                       3,391      8,104
United Panam Financial Corp.(a)                                   200      3,812
Visteon Corp.                                                   7,654     74,780
                                                                        --------
                                                                         639,051
                                                                        --------
BANKS--10.3%
1st Source Corp.                                                  717     18,291
ABC Bancorp                                                       607     12,747
Alabama National Bancorp                                          742     47,859
AMCORE Financial, Inc.                                          1,531     49,268

Americanwest Bancorp.                                             640     12,960
Anchor BanCorp Wisconsin, Inc.                                  1,094     31,890
Apollo Investment Corp.                                         3,700     55,870
Ares Capital Corp.                                                700     13,601
Arrow Financial Corp.                                             558     17,298
Atlantic Coast Federal Corp.(a)                                   300      4,131
BancFirst Corp.                                                   196     15,480
Bancorp Bank(a)                                                   345      5,520
Bancorpsouth, Inc.                                              4,600    112,101
BancTrust Financial Group, Inc.                                   388      9,549
Bank Mutual Corp.                                               4,661     56,724
Bank of Granite Corp.                                             801     16,741
Bank of the Ozarks, Inc.                                          488     16,607
BankAtlantic Bancorp, Inc., Class A                             2,477     49,292
BankUnited Financial Corp., Class A(a)                          1,698     54,251
Banner Corp.                                                      495     15,439
Berkshire Hills Bancorp, Inc.                                     286     10,625
Beverly Hills Bancorp, Inc.                                       800      8,080
BFC Financial Corp.(a)                                            300      3,795
Boston Private Financial Holdings, Inc.                         1,609     45,326
Brookline Bancorp, Inc.                                         3,486     56,892
Bryn Mawr Bank Corp.                                              350      7,697
Camden National Corp.                                             348     13,715
Capital City Bank Group, Inc.                                     446     18,643
Capital Corporation of the West                                   185      8,695
Capital Crossing Bank                                             200      6,138
Capital Southwest Corp.                                           100      7,852
Capitol Bancorp, Ltd.                                             647     22,787
Cascade Bancorp                                                   915     18,501
Cathay General Bancorp                                          2,550     95,624
Center Financial Corp.                                            600     12,012
Central Coast Bancorp                                             461     10,644
Central Pacific Financial Corp.                                 1,620     58,595
Century Bancorp, Inc., Class A                                    169      4,986
Charter Financial Corp.                                           175      7,677
Chemical Financial Corp.                                        1,304     55,968
Chittenden Corp.                                                2,651     76,163
Circle Group Holdings, Inc.(a)                                  1,100      2,442
Citizens Banking Corp.                                          2,510     86,218
Citizens First Bancorp, Inc.                                      378      9,140
City Bank                                                         333     12,038
City Holding Co.                                                  975     35,334
Clifton Savings Bancorp, Inc.                                     800      9,720
Coastal Financial Corp.                                           776     14,868
CoBiz, Inc.                                                       633     12,850
Columbia Bancorp                                                  309     10,565
Columbia Banking System, Inc.                                     838     20,942
Commercial Capital Bancorp, Inc.                                2,081     48,238
Commercial Federal Corp.                                        2,362     70,175
Community Bank System, Inc.                                     1,520     42,940
Community Banks, Inc.                                             667     18,783
Community Trust Bancorp, Inc.                                     581     18,801
Corus Bankshares, Inc.                                            886     42,537
CVB Financial Corp.                                             2,083     55,324
Dime Community Bancshares                                       1,781     31,898
Downey Financial Corp.                                          1,100     62,700
East West Bancorp, Inc.                                         2,934    123,110
Eurobancshares, Inc.(a)                                           500     10,500
Farmers Capital Bank Corp.                                        300     12,360
Fidelity Bankshares, Inc.                                         647     27,666
Financial Institutions, Inc.                                      352      8,184
First Bancorp North Carolina                                      565     15,351

First Bancorp Puerto Rico                                        2,000   127,019
First Busey Corp., Class A                                         816    17,030
First Charter Corp.                                              1,892    49,514
First Citizens BancShares, Inc., Class A                           273    40,472
First Commonwealth Financial Corp.                               4,071    62,653
First Community Bancorp                                            763    32,580
First Community Bancshares, Inc.                                   623    22,478
First Financial Bancorp                                          2,075    36,313
First Financial Bankshares, Inc.                                   802    35,938
First Financial Corp.                                              818    28,655
First Financial Holdings, Inc.                                     776    25,406
First Indiana Corp.                                                550    12,381
First Merchants Corp.                                            1,037    29,347
First Midwest Bancorp, Inc.                                      2,700    97,982
First National Bankshares of Florida, Inc.                       3,663    87,545
First Niagara Financial Group, Inc.                              4,930    68,774
First Oak Brook Bancshares, Class A                                336    10,890
First of Long Island Corp.                                         166     8,375
First Place Financial Corp.                                        774    17,330
First Republic Bank                                                812    43,036
First State Bancorp                                                341    12,535
FirstFed Financial Corp.(a)                                        954    49,484
Flagstar Bancorp, Inc.                                           1,853    41,878
Flushing Financial Corp.                                           962    19,298
FNB Corp.                                                        3,100    63,116
FNB Corp. (Virginia)                                               329     9,330
Franklin Bank Corp.(a)                                             500     9,125
Frontier Financial Corp.                                           918    35,444
GB&T Bancshares, Inc.                                              472    11,385
German American Bancorp                                            417     6,714
Glacier Bancorp, Inc.                                            1,325    45,103
Gold Bancorp, Inc.                                               2,358    34,474
Great Southern Bancorp, Inc.                                       488    17,080
Greater Bay Bancorp                                              2,989    83,332
Hancock Holding Co.                                              1,686    56,414
Hanmi Financial Corp.                                              829    29,794
Harbor Florida Bancshares, Inc.                                  1,189    41,151
Harleysville National Corp.                                      1,588    42,241
Harris & Harris Group, Inc.(a)                                     900    14,742
Heartland Financial USA, Inc.                                      443     8,909
Horizon Financial Corp.                                            500    10,290
Hudson River Bancorp, Inc.                                       1,782    35,266
IBERIABANK Corp.                                                   325    21,567
Independent Bank Corp. (Massachusetts)                             851    28,721
Independent Bank Corp. (Michigan)                                1,001    29,860
Integra Bank Corp.                                                 930    21,492
Interchange Financial Services Corp.                               543    14,075
Irwin Financial Corp.                                            1,000    28,390
ITLA Capital Corp.(a)                                              294    17,284
K-Fed Bancorp.                                                     300     4,488
KNBT Bancorp, Inc.                                               1,900    32,110
Lakeland Bancorp, Inc.                                             925    16,234
Lakeland Financial Corp.                                           271    10,759
Macatawa Bank Corp.                                                394    12,722
MAF Bancorp, Inc.                                                1,765    79,106
Main Street Banks, Inc.                                            822    28,712
MainSource Financial Group, Inc.                                   423    10,105
MB Financial, Inc.                                                 991    41,771
MBT Financial Corp.                                                877    20,408
Mercantile Bank Corp.                                              373    14,734
Mid-State Bancshares                                             1,268    36,328
Midwest Banc Holdings, Inc.                                        657    14,369

Nara Bancorp, Inc.                                               1,046    22,248
NASB Financial, Inc.                                               130     5,195
National Penn Bancshares, Inc.                                   1,965    54,431
NBC Capital Corp.                                                  343     9,114
NBT Bancorp, Inc.                                                2,059    52,957
Net.Bank, Inc.                                                   2,684    27,940
Northwest Bancorp, Inc.                                          1,063    26,671
Oak Hill Financial, Inc.                                           200     7,758
OceanFirst Financial Corp.                                         592    14,593
Ocwen Financial Corp.(a)                                         2,078    19,866
Old National Bancorp/IN                                          3,900   100,853
Old Second Bancorp, Inc.                                           816    26,014
Omega Financial Corp.                                              649    22,248
Oriental Financial Group, Inc.                                   1,060    30,020
Pacific Capital Bancorp                                          2,654    90,208
Park National Corp.                                                761   103,115
Partners Trust Financial Group, Inc.                             1,935    22,543
Peapack-Gladstone Financial Corp.                                  360    11,358
PennFed Financial Services, Inc.                                   564     9,069
PennRock Financial Services Corp.                                  311    12,101
Peoples Bancorp, Inc.                                              485    13,304
Peoples Holding Co.                                                579    19,165
PFF Bancorp, Inc.                                                  753    34,886
Piper Jaffray Cos.(a)                                            1,100    52,745
Placer Sierra Bancshares                                           300     8,532
PrivateBancorp, Inc.                                               916    29,523
Prosperity Bancshares, Inc.                                        880    25,705
Provident Bankshares Corp.                                       1,853    67,394
Provident Financial Holdings, Inc.                                 249     7,184
Provident Financial Services, Inc.                               4,417    85,556
R&G Financial Corp., Class B                                     1,635    63,569
Republic Bancorp, Inc.                                           4,159    63,550
Republic Bancorp, Inc., Class A                                    402    10,331
Riggs National Corp.                                             1,060    22,536
Royal Bancshares of Pennsylvania, Class A                          227     6,134
S&T Bancorp, Inc.                                                1,336    50,354
Sanders Morris Harris Group, Inc.                                  700    12,467
Sandy Spring Bancorp, Inc.                                         894    34,267
Santander BanCorp                                                  247     7,450
SCBF Financial Corp.                                               347    11,649
Seacoast Banking Corp. of Florida                                  548    12,193
Security Bank Corp.                                                175     7,000
Signature Bank(a)                                                  300     9,708
Silicon Valley Bancshares(a)                                     2,175    97,483
Simmons First National Corp., Class A                              844    24,434
Smithtown Bancorp, Inc.                                            200     6,350
Southern Community Financial Corp.(a)                              900     9,315
Southside Bancshares, Inc.                                         403     9,209
Southwest Bancorp of Texas, Inc.                                 4,064    94,650
Southwest Bancorp, Inc.                                            661    16,181
State Bancorp, Inc.                                                409    11,248
State Financial Services Corp., Class A                            290     8,729
Sterling Bancorp (New York)                                        964    27,233
Sterling Bancshares, Inc.                                        2,563    36,574
Sterling Financial Corp. (Pennsylvania)                          1,163    33,343
Sterling Financial Corp. (Washington)                            1,283    50,371
Suffolk Bancorp                                                    514    17,903
Sun Bancorp, Inc. (New Jersey)                                     530    13,239
Susquehanna Bancshares, Inc.                                     2,674    66,716
SY Bancorp, Inc.                                                   578    13,930
Taylor Capital Group, Inc.                                         176     5,896
Texas Capital Bancshares, Inc.(a)                                1,200    25,944

Texas Regional Bancshares, Inc., Class A                       2,539      82,974
TierOne Corp.                                                  1,128      28,031
Tompkins Trustco, Inc.                                           350      18,722
TriCo Bancshares                                                 552      12,917
TrustCo Bank Corp. NY                                          4,362      60,152
Trustmark Corp.                                                2,700      83,888
UMB Financial Corp.                                              856      48,501
Umpqua Holdings Corp.                                          2,687      67,739
Union Bankshares Corp.                                           385      14,796
United Bankshares, Inc.                                        2,200      83,929
United Community Banks, Inc.                                   1,789      48,178
United Community Financial Corp.                               1,709      19,141
Univest Corp. of Pennsylvania                                    300      13,806
Unizan Financial Corp.                                         1,184      31,198
USB Holding Co., Inc.                                            534      13,297
Virginia Commerce Bancorp                                        450      12,744
Virginia Financial Group, Inc.                                   350      12,831
Washington Trust Bancorp, Inc.                                   763      22,364
Waypoint Financial Corp.                                       1,625      46,069
WesBanco, Inc.                                                 1,019      32,577
West Bancorporation                                              967      17,029
West Coast Bancorp                                               892      22,666
Westamerica Bancorp.                                           2,000     116,619
Western Sierra Bancorp                                           300      11,507
Westfield Financial, Inc.                                        223       5,758
Wilshire Bancorp, Inc.                                           800      13,232
Wintrust Financial Corp.                                       1,319      75,130
WSFS Financial Corp.                                             259      15,623
Yardville National Bancorp                                       424      14,526
                                                                       ---------
                                                                       6,920,972
                                                                       ---------
BEVERAGES--0.1%
Boston Beer Co., Inc., Class A(a)                                369       7,849
Coca-Cola Bottling Co. Consolidated                              196      11,184
Farmer Brothers Co.                                              330       7,999
Hansen Natural Corp(a)                                           300      10,923
National Beverage Corp.                                          336       2,796
Peet's Coffee & Tea, Inc.(a)                                     737      19,507
Standard Commercial Corp.                                        449       8,738
                                                                       ---------
                                                                          68,996
                                                                       ---------
BIOTECHNOLOGY--1.7%
Accelrys, Inc.(a)                                              1,678      13,088
Alexion Pharmaceuticals, Inc.(a)                               1,514      38,153
Applera Corp. - Celera Genomics Group(a)                       4,332      59,565
Ariad Pharmaceuticals, Inc.(a)                                 3,096      23,003
Avant Immunotherapeutics, Inc.(a)                              4,434       8,912
Axonyx, Inc.(a)                                                3,000      18,600
Barrier Therapeutics, Inc.(a)                                    300       4,980
BioCryst Pharmaceuticals, Inc.(a)                              1,000       5,780
Bioveris Corp.(a)                                              1,143       8,355
Cambrex Corp.                                                  1,579      42,791
Cancervax Corp.(a)                                             1,000      10,850
Ciphergen Biosystems, Inc.(a)                                  1,249       5,371
Corgentech, Inc.(a)                                              300       2,484
CuraGen Corp.(a)                                               2,491      17,836
Curis, Inc.(a)                                                 2,700      14,094
Cytogen Corp.(a)                                                 900      10,368
Cytokinetics, Inc.(a)                                            300       3,075
deCODE genetics, Inc.(a)                                       2,776      21,681

Diversa Corp.(a)                                               1,275      11,144
Encysive Pharmaceuticals, Inc.(a)                              3,317      32,938
Exelixis, Inc.(a)                                              3,690      35,055
Genaera Corp.(a)                                               3,500      11,970
Genelabs Technologies(a)                                       5,200       6,240
Genencor International, Inc.(a)                                  358       5,871
Genzyme Corp.(a)                                               1,070      62,135
GTx, Inc.(a)                                                     200       2,698
Human Genome Sciences, Inc.(a)                                 7,700      92,553
Illumina, Inc.(a)                                              1,700      16,116
Immunomedics, Inc.(a)                                          2,618       7,959
Incyte Corp.(a)                                                4,113      41,089
Integra LifeSciences Holdings Corp.(a)                         1,124      41,509
Keryx Biopharmaceuticals, Inc.(a)                              1,200      13,884
Kosan Biosciences, Inc.(a)                                     1,124       7,789
Lexicon Genetics, Inc.(a)                                      3,789      29,384
Lifecell Corp.(a)                                              1,800      18,396
Marshall Edwards, Inc.(a)                                        300       2,684
Maxim Pharmaceuticals, Inc.(a)                                 1,800       5,436
Maxygen, Inc.(a)                                               1,239      15,847
Momenta Pharmaceuticals, Inc.(a)                                 300       2,118
Myogen, Inc.(a)                                                1,200       9,684
Myriad Genetics, Inc.(a)                                       1,759      39,595
Nanogen, Inc.(a)                                               2,100      15,456
Northfield Laboratories, Inc.(a)                               1,100      24,805
Oscient Pharmaceuticals Corp.(a)                               3,600      13,140
Peregrine Pharmaceuticals, Inc.(a)                             7,424       8,686
PRA International(a)                                             500      12,390
Regeneration Technologies, Inc.(a)                             1,284      13,456
Regeneron Pharmaceuticals, Inc.(a)                             2,159      19,884
Seattle Genetics, Inc.(a)                                      1,971      12,871
TECHNE Corp.(a)                                                2,363      91,921
Telik, Inc.(a)                                                 2,573      49,247
Tercica, Inc.(a)                                                 300       3,003
Third Wave Technologies, Inc.(a)                               1,771      15,231
Transkaryotic Therapies, Inc.(a)                               1,872      47,530
Vion Pharmaceuticals, Inc.(a)                                  3,300      15,477
                                                                       ---------
                                                                       1,164,177
                                                                       ---------
BUILDING MATERIALS--1.1%
Aaon, Inc.(a)                                                    400       6,428
Apogee Enterprises, Inc.                                       1,615      21,657
Ceradyne, Inc.                                                   961      54,979
Drew Industries, Inc.(a)                                         307      11,104
Eagle Materials, Inc.                                          1,060      91,530
ElkCorp                                                        1,089      37,266
Genlyte Group, Inc. (The)(a)                                     592      50,723
Integrated Electrical Services, Inc.(a)                        2,039       9,869
Lennox International, Inc.                                     2,544      51,770
LSI Industries, Inc.                                           1,133      12,973
NCI Building Systems, Inc.(a)                                  1,073      40,238
Simpson Manufacturing Co., Inc.                                2,312      80,689
Texas Industries, Inc.                                         1,182      73,733
Trex Co., Inc.(a)                                                469      24,594
US Concrete, Inc.(a)                                           1,200       9,204
USG Corp.(a)                                                   1,880      75,708
York International Corp.                                       2,399      82,861
                                                                       ---------
                                                                         735,326
                                                                       ---------
CHEMICALS--2.8%

Aceto Corp.                                                      962      18,316
Airgas, Inc.                                                   3,600      95,436
Albemarle Corp.                                                1,821      70,491
American Vanguard Corp.                                          200       7,356
Arch Chemicals, Inc.                                           1,420      40,868
Bio-Rad Laboratories, Inc., Class A(a)                         1,000      57,370
Cabot Microelectronics Corp.(a)                                1,341      53,707
Calgon Carbon Corp.                                            2,107      19,132
Crompton Corp.                                                 6,784      80,051
Cytec Industries Corp.                                         2,300     118,266
Ferro Corp.                                                    2,393      55,494
Georgia Gulf Corp.                                             1,668      83,066
Grace (W.R.) & Co.(a)                                          3,887      52,902
Great Lakes Chemical Corp.                                     2,988      85,128
H.B. Fuller Co.                                                1,809      51,575
Hercules, Inc.(a)                                              6,512      96,703
Kronos Worldwide, Inc.                                           162       6,605
MacDermid, Inc.                                                1,487      53,681
Minerals Technologies, Inc.                                    1,180      78,706
Mosaic Co.(a)                                                  6,864     112,020
Myers Industries, Inc.                                         1,316      16,845
Newmarket Corp.(a)                                               665      13,234
NL Industries, Inc.                                              408       9,017
Nuco2, Inc.(a)                                                   300       6,657
Octel Corp.                                                      736      15,316
Olin Corp.                                                     4,104      90,370
OM Group, Inc.(a)                                              1,722      55,827
OMNOVA Solutions, Inc.(a)                                      2,352      13,218
PolyOne Corp.(a)                                               5,379      48,734
Quaker Chemical Corp.                                            358       8,893
Raven Industries, Inc.                                           780      16,622
Rogers Corp.(a)                                                  943      40,643
Schulman (A.), Inc.                                            1,884      40,336
Spartech Corp.                                                 1,371      37,140
Stepan Co.                                                       266       6,480
SurModics, Inc.(a)                                               851      27,666
Symyx Technologies, Inc.(a)                                    1,777      53,452
Terra Industries, Inc.(a)                                      2,300      20,424
UAP Holding Corp.                                              1,600      27,632
Valhi, Inc.                                                      618       9,944
Vertex Pharmaceuticals, Inc.(a)                                4,681      49,478
Wellman, Inc.                                                  2,015      21,540
Westlake Chemical Corp.                                          700      23,380
                                                                       ---------
                                                                       1,889,721
                                                                       ---------
COMMERCIAL SERVICES--4.4%
Aaron Rents, Inc.                                              2,376      59,400
ABM Industries, Inc.                                           2,205      43,483
Ace Cash Express, Inc.(a)                                        400      11,864
Actuant Corp., Class A(a)                                      1,441      75,148
Administaff, Inc.(a)                                           1,214      15,309
Advisory Board Co. (The)(a)                                      970      35,774
Albany Molecular Research, Inc.(a)                             1,295      14,426
Alderwoods Group, Inc.(a)                                      2,329      26,504
Arbitron, Inc.(a)                                              1,943      76,127
Armor Holdings, Inc.(a)                                        1,827      85,905
Bowne & Co., Inc.                                              2,010      32,683
Bright Horizons Family Solutions, Inc.(a)                        652      42,224
CDI Corp.                                                        588      12,571
Central Parking Corp.                                          1,047      15,862
Charles River Associates, Inc.(a)                                484      22,637

Chemed Corp.                                                       751    50,400
Clark, Inc.(a)                                                     916    14,216
CMGI, Inc.(a)                                                   26,436    67,412
Coinstar, Inc.(a)                                                1,187    31,847
Consolidated Graphics, Inc.(a)                                     518    23,776
Cornell Cos, Inc.(a)                                               785    11,916
CorVel Corp.(a)                                                    334     8,945
CoStar Group, Inc.(a)                                              987    45,580
Cross Country Healthcare, Inc.(a)                                1,298    23,468
Darling International, Inc.(a)                                   3,772    16,446
DiamondCluster International, Inc.(a)                            1,500    21,495
Educate, Inc.(a)                                                 1,100    14,564
Electro Rent Corp.                                               1,019    14,500
Euronet Worldwide, Inc.(a)                                       1,243    32,343
Exponent, Inc.(a)                                                  300     8,247
First Health Group Corp.(a)                                      5,400   101,033
FTI Consulting, Inc.(a)                                          2,433    51,263
Gartner Inc. Class A(a)                                          3,754    46,775
Gevity HR, Inc.                                                  1,319    27,119
Greg Manning Auctions, Inc.(a)                                     200     2,476
GSI Commerce, Inc.(a)                                            1,110    19,736
Harris Interactive, Inc.(a)                                      3,084    24,364
Healthcare Services Group, Inc.                                    882    18,381
Heidrick & Struggles International, Inc.(a)                        978    33,516
Hudson Highland Group, Inc.(a)                                     489    14,083
Huron Consulting Group, Inc.(a)                                    300     6,660
Insurance Auto Auctions, Inc.(a)                                   418     9,372
Interactive Data Corp.(a)                                        2,100    45,654
Intersections, Inc.(a)                                             300     5,175
iPayment Holdings, Inc.(a)                                         482    23,869
j2 Global Communications, Inc.(a)                                1,055    36,398
Jackson Hewitt Tax Service                                       2,100    53,025
Kelly Services, Inc., Class A                                      961    29,003
Kforce, Inc.(a)                                                  1,400    15,540
Korn/Ferry International(a)                                      1,944    40,338
Labor Ready, Inc.(a)                                             2,422    40,980
Landauer, Inc.                                                     563    25,729
Learning Tree International, Inc.(a)                               410     5,494
Lecg Corp.(a)                                                      800    14,920
Magellan Health Services, Inc.(a)                                1,700    58,072
MAXIMUS, Inc.(a)                                                 1,065    33,143
McGrath Rentcorp                                                   425    18,534
Medical Staffing Network Holdings, Inc.(a)                         726     5,946
Midas, Inc.(a)                                                     938    18,760
Mobile Mini, Inc.(a)                                               827    27,324
Monro Muffler Brake, Inc.(a)                                       405    10,247
MPS Group, Inc.(a)                                               6,216    76,208
Navigant Consulting Co.(a)                                       2,684    71,394
NetRatings, Inc.(a)                                                607    11,636
PDI, Inc.(a)                                                       393     8,756
Plexus Corp.(a)                                                  2,475    32,200
Pre-Paid Legal Services, Inc.                                      632    23,732
PRG-Schultz International, Inc.(a)                               2,379    11,966
Princeton Review, Inc. (The)(a)                                    919     5,652
Proxymed, Inc.(a)                                                  300     2,946
QC Holdings, Inc.(a)                                               300     5,748
Quanta Services, Inc.(a)                                         4,294    34,352
R.R. Donnelley Corp.(a)                                          1,220    72,041
Rent-Way, Inc.(a)                                                1,666    13,345
Resources Connection, Inc.(a)                                    1,298    70,494
Rewards Network, Inc.(a)                                           888     6,216
Rollins, Inc.                                                    1,089    28,662

SFBC International, Inc.                                         589      23,266
Sotheby's Holdings, Inc., Class A(a)                           2,630      47,761
Source Interlink Cos., Inc.(a)                                 1,100      14,608
SOURCECORP, Inc.(a)                                              910      17,390
Spherion Corp.(a)                                              3,570      29,988
Stamps.com, Inc.                                               1,018      16,125
Stewart Enterprises, Inc., Class A(a)                          6,336      44,289
Strayer Education, Inc.                                          785      86,184
TeleTech Holdings, Inc.(a)                                     2,144      20,775
Thomas Nelson, Inc.                                              462      10,441
TNS, Inc.(a)                                                     200       4,370
Trimeris, Inc.(a)                                                925      13,107
Tyler Technologies, Inc.(a)                                    2,177      18,200
United Rentals, Inc.(a)                                        2,479      46,853
Universal Technical Institute, Inc.(a)                           800      30,496
URS Corp.(a)                                                   1,983      63,654
Valassis Communications, Inc.(a)                               3,000     105,029
Volt Information Sciences, Inc.(a)                               366      10,757
Watson Wyatt & Co. Holdings                                    2,000      53,900
Wireless Facilities, Inc.(a)                                   2,784      26,281
World Fuel Services Corp.                                        548      27,290
                                                                       ---------
                                                                       3,004,113
                                                                       ---------
COMPUTERS--5.0%
ActivCard Corp.(a)                                             2,464      21,930
Advanced Digital Information Corp.(a)                          3,794      38,016
Advent Software, Inc.(a)                                       1,288      26,378
Agile Software Corp.(a)                                        3,037      24,812
ANSYS, Inc.(a)                                                 1,780      57,067
Anteon International Corp.(a)                                  1,464      61,283
Aspen Technology, Inc.(a)                                      2,448      15,202
autobytel.com, Inc.(a)                                         2,407      14,538
BISYS Group, Inc.(a)                                           7,100     116,795
Black Box Corp.                                                  947      45,475
Brocade Communications Systems, Inc.(a)                       15,300     116,891
CACI International, Inc., Class A(a)                           1,839     125,290
Carreker, Inc.(a)                                              1,100       9,460
CCC Information Services Group, Inc.(a)                          409       9,084
CIBER, Inc.(a)                                                 2,989      28,814
Concur Technologies, Inc.(a)                                   1,656      14,755
Covansys Corp.(a)                                              1,100      16,830
Cray, Inc.(a)                                                  5,087      23,705
CyberGuard Corp.(a)                                              929       5,853
Dendrite International, Inc.(a)                                2,052      39,809
Digimarc Corp.(a)                                                934       8,705
Digital River, Inc.(a)                                         1,981      82,429
Digitas, Inc.(a)                                               4,160      39,728
Dot Hill Systems Corp.(a)                                      2,517      19,733
DSP Group, Inc.(a)                                             1,850      41,311
E.piphany, Inc.(a)                                             4,460      21,542
Echelon Corp.(a)                                               1,518      12,812
Eclipsys Corp.(a)                                              2,082      42,535
eCollege.com, Inc.(a)                                            945      10,735
Electronics For Imaging, Inc.(a)                               3,155      54,929
Enterasys Networks, Inc.(a)                                   12,407      22,333
Entrust, Inc.(a)                                               3,777      14,315
Epicor Software Corp.(a)                                       2,430      34,239
Extreme Networks, Inc.(a)                                      6,433      42,136
FalconStor Software, Inc.(a)                                   1,607      15,379
Gamestop Corp., Class B(a)                                     2,079      46,590
Gateway, Inc.(a)                                              13,134      78,935

Hypercom Corp.(a)                                                2,996    17,736
Hyperion Solutions Corp.(a)                                      2,278   106,200
IDX Systems Corp.(a)                                             1,121    38,630
iGATE Corp.(a)                                                   1,113     4,508
Imation Corp.                                                    2,100    66,843
InFocus Corp.(a)                                                 2,295    21,022
infoUSA, Inc.(a)                                                 1,977    22,123
Intergraph Corp.(a)                                              2,086    56,176
Internet Security Systems, Inc.(a)                               2,396    55,707
Interwoven, Inc.(a)                                              2,321    25,252
Iomega Corp.(a)                                                  3,030    16,786
Kanbay International, Inc.(a)                                      400    12,520
Keynote Systems, Inc.(a)                                           860    11,971
Komag, Inc.(a)                                                   1,509    28,339
Kronos, Inc.(a)                                                  1,956   100,010
Lasercard Corp.(a)                                                 613     6,430
Lexar Media, Inc.(a)                                             4,223    33,108
Lionbridge Technologies, Inc.(a)                                 2,871    19,293
Manhattan Associates, Inc.(a)                                    1,892    45,181
MAPICS, Inc.(a)                                                  1,497    15,793
Maxwell Technologies, Inc.(a)                                      500     5,070
MICROS Systems, Inc.(a)                                            986    76,967
Mobility Electronics, Inc.(a)                                    1,500    12,870
MSC.Software Corp.(a)                                            1,748    18,302
MTS Systems Corp.                                                1,154    39,017
NetScout Systems, Inc.(a)                                        1,270     8,865
Network Equipment Technologies, Inc.(a)                          1,318    12,943
Overland Storage, Inc.(a)                                          792    13,218
Packeteer, Inc.(a)                                               1,878    27,137
PalmOne, Inc.(a)                                                 2,423    76,446
Palmsource, Inc.(a)                                                842    10,727
PC-Tel, Inc.(a)                                                  1,195     9,476
PEC Solutions, Inc.(a)                                             543     7,694
Pegasus Solutions, Inc.(a)                                       1,308    16,481
Perot Systems Corp., Class A(a)                                  4,497    72,087
Planar Systems, Inc.(a)                                            838     9,411
Progress Software Corp.(a)                                       1,992    46,513
QAD, Inc.                                                          795     7,091
Quantum Corp.(a)                                                10,615    27,811
Quest Software, Inc.(a)                                          2,887    46,048
RadiSys Corp.(a)                                                 1,107    21,642
Retek, Inc.(a)                                                   3,264    20,074
RSA Security, Inc.(a)                                            4,135    82,948
Safeguard Scientifics, Inc.(a)                                   7,047    14,940
SafeNet, Inc.(a)                                                 1,338    49,158
Sapient Corp.(a)                                                 4,613    36,489
ScanSoft, Inc.(a)                                                4,740    19,861
ScanSource, Inc.(a)                                                786    48,858
Secure Computing Corp.                                           2,083    20,788
SI International, Inc.(a)                                          400    12,304
Silicon Graphics, Inc.(a)                                       15,471    26,765
Silicon Storage Technology, Inc.(a)                              4,830    28,739
SimpleTech, Inc.(a)                                              1,129     5,193
Sonic Solutions, Inc.(a)                                         1,003    22,507
SonicWALL, Inc.(a)                                               3,505    22,152
SS&C Technologies, Inc.                                            810    16,727
Stratasys, Inc.(a)                                                 455    15,270
Sykes Enterprises, Inc.(a)                                       1,358     9,438
Synaptics, Inc.(a)                                               1,243    38,011
Synnex Corp.(a)                                                    300     7,218
Syntel, Inc.                                                       304     5,332
Take-Two Interactive Software, Inc.(a)                           2,586    89,967

Tier Technologies, Inc., Class B(a)                              982       9,084
Transaction Systems Architects, Inc., Class A(a)               2,188      43,432
TTM Technologies, Inc.(a)                                      2,412      28,462
Verity, Inc.(a)                                                1,854      24,324
Verso Technologies, Inc.(a)                                    7,833       5,640
WatchGuard Technologies, Inc.(a)                               1,953       8,652
Xybernaut Corp.(a)                                            10,500      12,915
                                                                       ---------
                                                                       3,395,065
                                                                       ---------
COMPUTERS, PERIPHERAL & SOFTWARE--0.5%
Actuate Corp.(a)                                               3,000       7,650
Callwave, Inc.(a)                                                200       3,088
Captaris, Inc.(a)                                              1,700       8,772
Digi International, Inc.(a)                                    1,200      20,628
Factset Research Systems, Inc.                                 1,100      64,284
Interchange Corp.(a)                                             200       3,628
Intervideo, Inc.(a)                                              400       5,292
Kintera, Inc.(a)                                                 300       2,703
Mapinfo Corp(a)                                                1,100      13,178
McDATA Corp., Class A(a)                                       6,900      41,124
Merge Technologies, Inc.(a)                                      500      11,125
Motive, Inc.(a)                                                  300       3,414
Navarre Corp.(a)                                               1,200      21,120
Ness Technologies, Inc.(a)                                       800      11,920
Netgear, Inc.(a)                                               1,200      21,828
Open Solutions, Inc.(a)                                          800      20,768
Phase Forward, Inc.(a)                                           300       2,451
Planetout, Inc.(a)                                               300       4,080
Rightnow Technologies, Inc.(a)                                   400       6,460
Transact Technologies, Inc.(a)                                   400       8,544
Tumbleweed Communications Corp.(a)                             2,800       9,352
Ultimate Software Group, Inc.(a)                               1,000      12,680
WebSideStory, Inc.(a)                                            300       3,729
Witness Systems, Inc.(a)                                       1,400      24,444
                                                                       ---------
                                                                         332,262
                                                                       ---------
COSMETICS/PERSONAL CARE--0.1%
Chattem, Inc.(a)                                                 945      31,280
Del Laboratories, Inc.(a)                                        200       6,950
Elizabeth Arden, Inc.(a)                                       1,345      31,930
Inter Parfums, Inc.                                              258       4,102
Revlon, Inc., Class A(a)                                       8,642      19,877
                                                                       ---------
                                                                          94,139
                                                                       ---------
DISTRIBUTION/WHOLESALE--0.8%
Advanced Energy Industries, Inc.(a)                            1,181      10,783
Advanced Marketing Services, Inc.                                886       8,913
Aviall, Inc.(a)                                                1,331      30,573
Beacon Roofing Supply, Inc.(a)                                   800      15,888
Building Materials Holdings Corp.                                771      29,522
Central European Distribution Corp.                              747      22,066
Comfort Systems USA, Inc.(a)                                   2,200      16,896
Handleman Co.                                                  1,319      28,332
Keystone Automotive Industries, Inc.(a)                          888      20,646
LKQ Corp.(a)                                                     900      18,063
Owens & Minor, Inc.                                            2,273      64,030
SCP Pool Corp.                                                 3,139     100,134
United Stationers, Inc.(a)                                     1,924      88,889
Watsco, Inc.                                                   1,254      44,166

WESCO International, Inc.(a)                                   1,029      30,500
                                                                       ---------
                                                                         529,401
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Accredited Home Lenders Holding Co.(a)                           948      47,097
Advanta Corp., Class B                                         1,126      27,328
Affiliated Managers Group, Inc.                                1,298      87,927
Archipelago Hldgs, Inc., Usd 0.01(a)                             600      12,588
Asset Acceptance Capital Corp.(a)                                400       8,520
Asta Funding, Inc.                                               400      10,736
BKF Capital Group, Inc.                                          300      11,370
Calamos Asset MGMT-A(a)                                        1,200      32,400
Century Business Services, Inc.(a)                             3,772      16,446
Charter Municipal Mortgage Acceptance Co.                      2,703      66,061
Cohen & Steers, Inc.                                             400       6,500
Collegiate Funding Services(a)                                   400       5,636
CompuCredit Corp.(a)                                           1,021      27,914
Credit Acceptance Corp.(a)                                       500      12,725
Digital Insight Corp.(a)                                       2,022      37,205
Education Lending Group, Inc.(a)                                 600       9,306
Encore Capital Group, Inc.(a)                                    600      14,268
Federal Agricultrural Mortgage Corp., Class C                    414       9,646
Financial Federal Corp.(a)                                       952      37,318
Forrester Research, Inc.(a)                                      846      15,177
Gabelli Asset Management, Inc., Class A                          339      16,448
Gladstone Capital Corp.                                          576      13,651
Greenhill & Co, Inc.                                             200       5,740
Investment Technology Group, Inc.(a)                           2,502      50,040
Knight Trading Group, Inc.(a)                                  6,859      75,106
LaBranche & Co, Inc.(a)                                        3,100      27,776
Marketaxess Holdings, Inc.(a)                                    300       5,103
Marlin Business Services, Inc.(a)                                300       5,700
MCG Capital Corp.                                              1,939      33,215
Metris Companies, Inc.(a)                                      2,008      25,602
National Financial Partners Co.                                1,900      73,720
NCO Group, Inc.(a)                                             1,727      44,643
Nelnet, Inc., Class A(a)                                         400      10,772
Phoenix Companies, Inc.                                        5,608      70,100
Portfolio Recovery Associates, Inc.(a)                           757      31,204
Resource America, Inc., Class A                                  889      28,893
S1 Corp.(a)                                                    4,185      37,916
StarTek, Inc.                                                    500      14,225
Stifel Financial Corp.                                           466       9,763
SWS Group, Inc.                                                  914      20,035
World Acceptance Corp.(a)                                        916      25,199
                                                                       ---------
                                                                       1,121,019
                                                                       ---------
ELECTRIC--1.5%
Avista Corp.                                                   2,848      50,324
Black Hills Corp.                                              1,860      57,065
Calpine Corp.(a)                                              26,200     103,227
Central Vermont Public Service Corp.                             752      17,492
CH Energy Group, Inc.                                            944      45,359
Cleco Corp.                                                    2,760      55,918
CMS Energy Corp.(a)                                           11,466     119,819
Duquesne Light Holdings, Inc.                                  4,500      84,825
El Paso Electric Co.(a)                                        2,812      53,259
Empire District Electric Co. (The)                             1,534      34,791
IDACORP, Inc.                                                  2,220      67,865
MGE Energy, Inc.                                               1,185      42,696

Ormat Technologies, Inc.(a)                                      400       6,512
Otter Tail Corp.                                               1,569      40,057
Plug Power, Inc.(a)                                            2,781      16,992
PNM Resources, Inc.                                            3,582      90,589
Sierra Pacific Resources(a)                                    6,931      72,776
UIL Holdings Corp.                                               732      37,552
UniSource Energy Corp.                                         2,121      51,137
                                                                       ---------
                                                                       1,048,255
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
American Superconductor Corp.(a)                               1,300      19,357
Belden CDT, Inc.                                               2,721      63,126
C&D Technologies, Inc.                                         1,630      27,775
Capstone Turbine Corp.(a)                                      4,900       8,967
Cherokee International Corp.(a)                                  300       2,883
Color Kinetics, Inc.(a)                                          200       3,516
Encore Wire Corp.                                                908      12,104
Enersys(a)                                                       700      10,675
GrafTech International Ltd.(a)                                 5,762      54,509
Magnetek, Inc.(a)                                              1,300       8,970
Medis Technologies Ltd.(a)                                       636      11,671
Microtune, Inc.(a)                                             3,000      18,330
Power-One, Inc.(a)                                             3,772      33,646
Ultralife Batteries, Inc.(a)                                     800      15,560
Wilson Greatbatch Technologies, Inc.(a)                        1,211      27,151
                                                                       ---------
                                                                         318,240
                                                                       ---------
ELECTRONICS--4.0%
Actel Corp.(a)                                                 1,427      25,030
Aeroflex, Inc.(a)                                              3,937      47,716
Agilysys, Inc.                                                 1,675      28,710
Analogic Corp.                                                   537      24,052
Artesyn Technologies, Inc.(a)                                  1,972      22,284
ATMI, Inc.(a)                                                  1,820      41,005
Barnes Group, Inc.                                               858      22,746
Bel Fuse, Inc., Class B                                          701      23,687
Benchmark Electronics, Inc.                                    2,393      81,601
Brady Corp., Class A                                             998      62,445
California Micro Devices Corp.(a)                              1,200       8,508
Checkpoint Systems, Inc.(a)                                    2,205      39,800
Coherent, Inc.(a)                                              1,767      53,787
CTS Corp.                                                      2,082      27,670
Cubic Corp.                                                      904      22,754
Cymer, Inc.(a)                                                 2,182      64,456
Daktronics, Inc.(a)                                              899      22,376
DDI Corp.(a)                                                   1,400       4,452
Diodes, Inc.                                                     367       8,305
Dionex Corp.(a)                                                1,041      58,993
DuPont Photomasks, Inc.(a)                                       877      23,162
EDO Corp.                                                        956      30,353
Electro Scientific Industries, Inc.(a)                         1,782      35,212
Energy Conversion Devices, Inc.(a)                             1,102      21,291
ESS Technology, Inc.(a)                                        1,917      13,630
Exar Corp.(a)                                                  2,331      33,077
Excel Technology, Inc.(a)                                        560      14,560
Faro Technologies, Inc.(a)                                       500      15,590
FEI Co.(a)                                                     1,312      27,552
FuelCell Energy, Inc.(a)                                       2,431      24,067
General Cable Corp.(a)                                         2,330      32,271
Helix Technology Corp.                                         1,588      27,615

Herley Industries, Inc.(a)                                       705      14,340
Hutchinson Technology, Inc.(a)                                 1,441      49,815
II-VI, Inc.                                                      544      23,115
Keithley Instruments, Inc.                                       787      15,504
KEMET Corp.(a)                                                 5,086      45,520
LeCroy Corp.(a)                                                  400       9,336
Lifeline Systems, Inc.                                           542      13,962
Littelfuse, Inc.(a)                                            1,195      40,821
Mattson Technology, Inc.(a)                                    2,324      26,168
Measurement Specialties, Inc.(a)                                 500      12,730
Mentor Graphics Corp.(a)                                       4,486      68,591
Mercury Computer Systems, Inc.(a)                              1,162      34,488
Merix Corp.(a)                                                 1,000      11,520
Methode Electronics, Inc., Class A                             2,017      25,918
Metrologic Instruments, Inc.                                     532      11,305
Micrel, Inc.(a)                                                4,079      44,951
Microsemi Corp.(a)                                             3,499      60,743
MKS Instruments, Inc.(a)                                       2,021      37,490
Molecular Devices Corp.(a)                                       768      15,437
Moog, Inc., Class A                                            1,665      75,508
Multi-Fineline Electronix, Inc.(a)                               300       5,472
OSI Systems, Inc.(a)                                             802      18,213
Park Electrochemical Corp.                                     1,031      22,352
Photon Dynamics, Inc.(a)                                         958      23,260
Photronics, Inc.(a)                                            1,891      31,202
Power Integrations, Inc.(a)                                    1,669      33,013
RAE Systems, Inc.(a)                                           2,000      14,600
Rayovac Corp.(a)                                               1,978      60,448
REMEC, Inc.(a)                                                 3,640      26,244
Rofin-Sinar Technologies, Inc.(a)                                928      39,394
Rudolph Technologies, Inc.(a)                                    776      13,324
SBS Technologies, Inc.(a)                                        928      12,955
Silicon Image, Inc.(a)                                         4,391      72,276
Siliconix, Inc.(a)                                               280      10,217
Sipex Corp.(a)                                                 1,083       5,068
Spatialight, Inc.(a)                                           1,300      11,635
Stoneridge, Inc.(a)                                              913      13,814
Suntron Corp.(a)                                                 100         314
Supertex, Inc.(a)                                                426       9,244
Sypris Solutions, Inc.                                           310       4,746
Taser International, Inc.                                      2,800      88,451
Technitrol, Inc.(a)                                            2,373      43,189
Thomas & Betts Corp.                                           3,616     111,191
Trimble Navigation Ltd.                                        2,917      96,377
Triumph Group, Inc.(a)                                           931      36,775
Universal Display Corp.(a)                                     1,143      10,287
Universal Electronics, Inc.(a)                                   836      14,714
Varian, Inc.(a)                                                2,147      88,048
Vicor Corp.                                                    1,072      14,054
Viisage Technology, Inc.(a)                                    1,900      17,119
Watts Water Technologies, Inc., Class A                        1,338      43,137
Woodhead Industries, Inc.                                        725      11,622
Woodward Governor Co.                                            604      43,252
X-Rite, Inc.                                                   1,117      17,883
Zoran Corp.(a)                                                 2,505      29,008
Zygo Corp.(a)                                                  1,036      12,214
                                                                       ---------
                                                                       2,731,131
                                                                       ---------
ENERGY & RELATED--0.1%
Headwaters, Inc.(a)                                            1,926      54,891
KCS Energy, Inc.(a)                                            2,883      42,611

                                                                         -------
                                                                          97,502
                                                                         -------
ENERGY - ALTERNATE SOURCES--0.1%
Danielson Holdings Corp.(a)                                      2,700    22,815
KFX, Inc.(a)                                                     2,599    37,737
Syntroleum Corp.(a)                                              1,700    13,651
                                                                         -------
                                                                          74,203
                                                                         -------
ENGINEERING & CONSTRUCTION--0.2%
EMCOR Group, Inc.(a)                                               910    41,114
Granite Construction, Inc.                                       1,890    50,274
Infrasource Services, Inc.(a)                                      400     5,200
Layne Christensen Co.(a)                                           500     9,075
Perini Corp.(a)                                                    264     4,406
Washington Group International, Inc.(a)                          1,365    56,306
                                                                         -------
                                                                         166,375
                                                                         -------
ENTERTAINMENT--1.8%
24/7 Real Media, Inc.(a)                                         1,600     6,928
4Kids Entertainment, Inc.(a)                                       852    17,909
Alliance Gaming Corp.(a)                                         3,056    42,203
Ambassadors Group, Inc.                                            400    14,244
Ameristar Casinos, Inc.                                            569    24,530
AnswerThink Consulting Group, Inc.(a)                            2,600    12,116
Argosy Gaming Co.(a)                                             1,437    67,108
Blue Coat Systems, Inc.(a)                                         600    11,166
Bluegreen Corp.(a)                                                 900    17,847
Blue Nile, Inc.(a)                                                 200     5,524
Carmike Cinemas, Inc.                                              383    13,980
Chordiant Software, Inc.(a)                                      4,200     9,576
Churchill Downs, Inc.                                              385    17,210
Corillian Corp.(a)                                               1,900     9,348
Cybersource Corp.(a)                                             1,500    10,725
Dover Downs Gaming & Entertainment, Inc.                           637     8,345
Dover Motorsports, Inc.                                            931     5,335
Empire Resorts, Inc.(a)                                            400     4,460
Equinix, Inc.(a)                                                   600    25,644
Gaylord Entertainment Co.(a)                                     1,761    73,134
Hollywood Entertainment Corp.(a)                                 3,127    40,932
INTAC International(a)                                             400     5,200
Internap Network Services Corp.(a)                              17,200    15,996
Internet Capital Group, Inc.(a)                                  2,200    19,800
Ipass, Inc.(a)                                                   2,600    19,240
Isle of Capri Casinos, Inc.(a)                                     786    20,161
Ivillage, Inc.(a)                                                2,000    12,360
Lakes Entertainment, Inc.                                          900    14,661
Macrovision Corp.(a)                                             2,852    73,353
Magna Entertainment Corp., Class A(a)                            2,153    12,961
Martha Stewart Living Omnimedia Inc., Class A(a)                   734    21,301
MTR Gaming Group, Inc.(a)                                        1,279    13,506
Nevada Gold & Casinos, Inc.(a)                                     500     6,100
Penn National Gaming, Inc.(a)                                    1,985   120,191
Pinnacle Entertainment, Inc.(a)                                  2,111    41,756
RealNetworks, Inc.(a)                                            6,700    44,354
Redback Network, Inc.(a)                                         1,800     9,648
Scientific Games Corp., Class A(a)                               4,521   107,780
Shuffle Master, Inc.                                             1,265    59,582
Six Flags, Inc.(a)                                               5,527    29,680
Speedway Motorsports, Inc.                                         857    33,577

Steinway Musical Instruments, Inc.(a)                            300       8,682
Sunterra Corp.(a)                                              1,100      15,444
Travelzoo, Inc.(a)                                               100       9,543
Vail Resorts, Inc.(a)                                          1,088      24,393
World Wrestling Entertainment, Inc.                              769       9,328
ZixIT Corp.(a)                                                 1,200       6,180
                                                                       ---------
                                                                       1,193,041
                                                                       ---------
ENVIRONMENTAL CONTROL--0.5%
Aleris International, Inc.(a)                                    800      13,536
Casella Waste Systems, Inc., Class A(a)                        1,058      15,489
Duratek, Inc.(a)                                                 500      12,455
Ionics, Inc.(a)                                                1,069      46,330
Metal Management, Inc.                                         1,000      26,870
Mine Safety Appliances Co.                                     1,181      59,877
Tetra Tech, Inc.(a)                                            3,296      55,175
Thermogenesis(a)                                               2,600      16,484
TRC Companies, Inc.(a)                                           463       7,871
Waste Connections, Inc.                                        2,817      96,483
                                                                       ---------
                                                                         350,570
                                                                       ---------
FOOD--2.2%
American Italian Pasta Co., Class A                              889      20,669
Arden Group, Inc., Class A                                        44       4,421
BJ'S Restaurants, Inc.(a)                                        525       7,350
CAL-MAINE Foods, Inc.                                            900      10,881
CEC Entertainment, Inc.(a)                                     2,209      88,294
Chiquita Brands International, Inc.                            2,336      51,532
Corn Products International, Inc.                              2,243     120,134
Flowers Foods, Inc.                                            2,041      64,455
Gold Kist, Inc.(a)                                               800      10,896
Great Atlantic & Pacific Tea Co.(a)                              943       9,666
Hain Celestial Group, Inc.(a)                                  1,414      29,227
IHOP Corp.                                                     1,204      50,436
Ingles Markets, Inc., Class A                                    487       6,034
J & J Snack Foods Corp.                                          262      12,846
Jack in the Box, Inc.(a)                                       2,087      76,948
Lance, Inc.                                                    1,552      29,535
Landry's Restaurants, Inc.                                     1,228      35,686
M&F Worldwide Corp.(a)                                           500       6,810
Mgp Ingredients, Inc.                                            400       3,456
Nash Finch Co.                                                   749      28,282
P.F. Chang's China Bistro, Inc.(a)                             1,546      87,117
Panera Bread Co., Class A(a)                                   1,548      62,415
Papa John's International, Inc.(a)                               711      24,487
Pathmark Stores, Inc.(a)                                       1,900      11,039
Performance Food Group Co.(a)                                  2,700      72,657
Provide Commerce, Inc.(a)                                        200       7,430
Ralcorp Holdings, Inc.                                         1,704      71,449
Rare Hospitality International, Inc.(a)                        1,943      61,904
Ruddick Corp.                                                  2,046      44,378
Sanderson Farms, Inc.                                            655      28,348
Sanfilippo (John B.) & Son, Inc.(a)                              242       6,239
Seabooard Corp.                                                   17      16,966
Sensient Technologies Corp.                                    2,688      64,485
Sonic Corp.                                                    3,506     106,932
Tejon Ranch Co.(a)                                               315      12,852
United Natural Foods, Inc.                                     2,350      73,085
Weis Markets, Inc.                                               521      20,095
Wild Oats Markets, Inc.(a)                                     1,628      14,343

Winn-Dixie Stores, Inc.                                        4,900      22,295
                                                                       ---------
                                                                       1,476,074
                                                                       ---------
FOREST PRODUCTS & PAPER--0.6%
American Woodmark Corp.                                          668      29,178
Buckeye Technologies, Inc.(a)                                  1,844      23,990
Caraustar Industries, Inc.(a)                                  1,822      30,646
Chesapeake Corp.                                               1,123      30,501
Deltic Timber Corp.                                              607      25,767
Glatfelter Co.                                                 1,681      25,686
Pope & Talbot, Inc.                                              929      15,895
Potlatch Corp.                                                 1,720      86,998
Rock-Tenn Co., Class A                                         1,712      25,954
Schweitzer-Mauduit International, Inc.                           841      28,552
Universal Forest Products, Inc.                                  896      38,886
Wausau-Mosinee Paper Corp.                                     2,678      47,829
                                                                       ---------
                                                                         409,882
                                                                       ---------
GAS--0.5%
EnergySouth, Inc.                                                319       8,945
Laclede Group, Inc. (The)                                      1,178      36,695
NICOR, Inc.                                                    2,600      96,044
Peoples Energy Corp.                                           2,200      96,690
Southwestern Energy Co.(a)                                     2,076     105,232
                                                                       ---------
                                                                         343,606
                                                                       ---------
HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.                                            1,918      52,803
Franklin Electric Co., Inc.                                      920      38,879
Kennametal, Inc.                                               2,158     107,404
Powell Industries, Inc.(a)                                       339       6,268
Regal-Beloit Corp.                                             1,370      39,182
                                                                       ---------
                                                                         244,536
                                                                       ---------
HEALTH CARE--5.0%
Abiomed, Inc.(a)                                                 900      13,896
Advanced Neuromodulation Systems, Inc.(a)                      1,146      45,221
Aksys Ltd.(a)                                                    384       2,135
Alliance Imaging, Inc.(a)                                        625       7,031
Amedisys, Inc.(a)                                                800      25,912
America Service Group, Inc.                                      650      17,401
American Healthways, Inc.                                      1,812      59,868
American Medical Systems Holdings, Inc.(a)                     1,537      64,262
AMERIGROUP Corp.(a)                                            1,315      99,492
AMN Healthcare Services, Inc.(a)                                 718      11,423
AmSurg Corp.                                                   1,892      55,890
Animas Corp.(a)                                                  200       3,126
Apria Healthcare Group, Inc.(a)                                2,900      95,555
Arrow International, Inc.                                      1,051      32,570
ArthroCare Corp.(a)                                            1,226      39,306
Aspect Medical Systems, Inc.(a)                                  588      14,382
Bei Technologies, Inc.                                           700      21,616
Beverly Enterprises, Inc.(a)                                   6,352      58,121
BioLase Technology, Inc.                                       1,221      13,272
BioMarin Pharmaceutical, Inc.(a)                               3,772      24,103
Biosite, Inc.(a)                                                 775      47,694
Bruker BioSciences Corp.(a)                                    1,170       4,715
Candela Corp.                                                  1,060      12,042

Cardiac Science, Inc.(a)                                          4,337    9,281
CardioDynamics International Corp.(a)                             2,066   10,681
Centene Corp.                                                     2,326   65,942
Cepheid, Inc.(a)                                                  2,454   24,393
Cerner Corp.(a)                                                   1,797   95,546
Closure Medical Corp.(a)                                            324    6,318
Compx International, Inc.(a)                                        200    3,306
Conceptus, Inc.(a)                                                1,540   12,497
CONMED Corp.(a)                                                   1,745   49,593
CTI Molecular Imaging, Inc.(a)                                    1,823   25,868
Cyberonics, Inc.(a)                                               1,006   20,844
Cyberoptics Corp.(a)                                                300    4,461
Datascope Corp.                                                     716   28,418
DHB Industries, Inc.(a)                                           1,098   20,906
Diagnostic Products Corp.                                         1,216   66,941
DJ Orthopedics, Inc.(a)                                           1,059   22,684
E-Z-Em, Inc.                                                        300    4,380
Encore Medical Corp.(a)                                           1,800   12,222
Endocardial Solutions, Inc.(a)                                    1,200   14,040
Enzo Biochem, Inc.                                                1,415   27,550
Enzon Pharmaceuticals, Inc.(a)                                    2,579   35,384
Exactech, Inc.(a)                                                   330    6,036
Foxhollow Technologies, Inc.(a)                                     300    7,377
Genesis HealthCare Corp.(a)                                       1,148   40,214
Gentiva Health Services, Inc.(a)                                  1,538   25,715
Haemonetics Corp.(a)                                              1,144   41,424
Hanger Orthopedic Group, Inc.(a)                                  1,142    9,250
Hologic, Inc.(a)                                                  1,096   30,107
Hooper Holmes, Inc.                                               3,418   20,235
ICU Medical, Inc.(a)                                                652   17,826
Immunicon Corp.(a)                                                  300    2,094
Intermagnetics General Corp.                                      1,750   44,468
Intralase Corp.(a)                                                  500   11,740
Invacare Corp.                                                    1,584   73,276
Inverness Medical Innovations, Inc.(a)                              823   20,657
IVAX Diagnostics, Inc.(a)                                           300    1,305
Kensey Nash Corp.(a)                                                435   15,021
Kindred Healthcare, Inc.                                          1,436   43,008
Kyphon, Inc.(a)                                                   1,317   33,926
LabOne, Inc.(a)                                                     980   31,399
Laserscope(a)                                                     1,053   37,813
LCA-Vision, Inc.                                                    950   22,221
LifePoint Hospitals, Inc.(a)                                      2,246   78,206
Luminex Corp.(a)                                                  1,703   15,123
Matria Healthcare, Inc.(a)                                          632   24,692
Medcath Corp.(a)                                                    300    7,392
Medical Action Industries, Inc.(a)                                  419    8,254
Mentor Corp.                                                      2,532   85,430
Merit Medical Systems, Inc.(a)                                    1,246   19,039
Micro Therapeutics, Inc.(a)                                         864    3,240
Microtek Medical Holdings, Inc.(a)                                2,500   10,150
Microvision, Inc.(a)                                              1,100    7,700
National Healthcare Corp.                                           264    9,319
Oakley, Inc.                                                      1,149   14,650
OCA, Inc.(a)                                                      2,472   15,697
Ocular Sciences, Inc.(a)                                          1,247   61,115
Odyssey Healthcare, Inc.(a)                                       2,135   29,207
Option Care, Inc.                                                   768   13,202
OraSure Technologies, Inc.(a)                                     2,304   15,483
Orthologic Corp.(a)                                               2,333   14,581
Orthovita, Inc.(a)                                                2,700   11,313
Palatin Technologies, Inc.(a)                                     3,097    8,238

Palomar Medical Technologies, Inc.(a)                            600      15,642
Pediatrix Medical Group, Inc.(a)                               1,310      83,906
PolyMedica Corp.                                               1,421      52,989
Possis Medical, Inc.(a)                                          911      12,280
Province Healthcare Co.(a)                                     2,874      64,234
PSS World Medical, Inc.(a)                                     4,010      50,185
Psychiatric Solutions, Inc.(a)                                   700      25,592
Quidel Corp.(a)                                                1,816       9,225
Radiation Therapy Services, Inc.(a)                              300       5,100
RehabCare Group, Inc.(a)                                         924      25,863
Res-Care, Inc.(a)                                              1,000      15,220
Select Medical Corp.                                           5,485      96,536
Sierra Health Services, Inc.(a)                                1,243      68,502
Sola International, Inc.(a)                                    1,844      50,784
Sonic Innovations, Inc.(a)                                     1,000       4,170
SonoSite, Inc.(a)                                                895      30,385
Specialty Laboratories, Inc.(a)                                  325       3,588
Stereotaxis, Inc.(a)                                             300       2,949
Steris Corp.(a)                                                4,100      97,252
Sunrise Senior Living, Inc.(a)                                   923      42,790
Symbion, Inc.(a)                                                 400       8,832
Thoratec Corp.(a)                                              2,637      27,478
TriPath Imaging, Inc.(a)                                       1,480      13,276
Urologix, Inc.(a)                                                800       5,176
Ventana Medical Systems, Inc.(a)                                 677      43,321
Viasys Healthcare, Inc.(a)                                     1,934      36,746
VistaCare, Inc., Class A(a)                                      421       7,001
VISX, Inc.(a)                                                  2,871      74,273
Vital Sign, Inc.                                                 213       8,290
Wellcare Group, Inc.(a)                                          500      16,250
West Pharmaceutical Services, Inc.                             1,702      42,601
Wright Medical Group, Inc.(a)                                  1,434      40,869
Young Innovations, Inc.                                          182       6,139
Zila, Inc.(a)                                                  2,600      11,128
Zoll Medical Corp.(a)                                            457      15,721
                                                                       ---------
                                                                       3,431,724
                                                                       ---------
HOLDING COMPANIES--0.2%
Navigators Group, Inc.(a)                                        400      12,044
Provident Bancorp, Inc.                                        2,691      35,494
Triarc Companies, Inc.                                         2,035      24,949
Walter Industries, Inc.                                        1,308      44,119
                                                                       ---------
                                                                         116,606
                                                                       ---------
HOME BUILDERS--0.9%
Beazer Homes USA, Inc.                                           732     107,027
Brookfield Homes Corp.                                           916      31,052
Champion Enterprises, Inc.(a)                                  4,144      48,982
Coachmen Industries, Inc.                                        878      15,242
Dominion Homes, Inc.(a)                                          136       3,430
Fleetwood Enterprises, Inc.(a)                                 3,158      42,507
Levitt Corp., Class A                                            890      27,207
M/I Schottenstein Homes, Inc.                                    584      32,184
Meritage Corp.(a)                                                512      57,702
Monaco Coach Corp.                                             1,659      34,126
Orleans Homebuilders, Inc.(a)                                     77       1,528
Palm Harbor Homes, Inc.(a)                                       483       8,153
Skyline Corp.                                                    337      13,750
Technical Olympic Usa, Inc.                                      472      11,979
Thor Industries, Inc.                                          2,058      76,249

WCI Communities, Inc.(a)                                         1,967    57,830
William Lyon Homes, Inc.(a)                                        195    13,697
Winnebago Industries, Inc.                                       1,582    61,793
                                                                         -------
                                                                         644,438
                                                                         -------
HOME FURNISHINGS--0.6%
Applica, Inc.(a)                                                 1,149     6,951
Bassett Furniture Industries, Inc.                                 658    12,913
Digital Theater Systems, Inc.(a)                                 1,000    20,130
Ethan Allen Interiors, Inc.                                      1,900    76,038
Furniture Brands International, Inc.                             3,000    75,150
Hooker Furniture Corp.                                             283     6,424
Kimball International, Inc., Class B                             1,213    17,965
La-Z-Boy, Inc.                                                   3,100    47,647
Libbey, Inc.                                                       660    14,659
Movado Group, Inc.                                                 846    15,778
Select Comfort Corp.(a)                                          2,122    38,069
Standex International Corp.                                        603    17,179
Stanley Furniture Co., Inc.                                        243    10,923
Tempur-Pedic International, Inc.(a)                              1,100    23,320
                                                                         -------
                                                                         383,146
                                                                         -------
HOUSEHOLD PRODUCTS / WARES--1.0%
American Greetings Corp., Class A                                3,778    95,772
Blyth, Inc.                                                      1,700    50,252
Central Garden & Pet Co.(a)                                      1,004    41,907
CSS Industries, Inc.                                               317    10,068
Ennis Business Forms, Inc.                                         961    18,499
Harland (John H.) Co.(a)                                         1,765    63,717
Jarden Corp.(a)                                                  1,717    74,586
Lifetime Hoan Corp.                                                300     4,770
National Presto Industries, Inc.                                   201     9,146
Playtex Products, Inc.(a)                                        2,009    16,052
Russ Berrie & Co., Inc.                                            333     7,606
Standard Register Co. (The)                                        582     8,218
Toro Co.                                                         1,327   107,951
Tupperware Corp.                                                 3,093    64,087
Valence Technology, Inc.(a)                                      3,419    10,633
Water Pik Technologies, Inc.(a)                                    500     8,865
Yankee Candle Co. (The)(a)                                       2,909    96,521
                                                                         -------
                                                                         688,650
                                                                         -------
INSURANCE--2.3%
21st Century Insurance Group                                     1,250    17,000
Affirmative Insurance Holdings, Inc.                               500     8,420
Alfa Corp.                                                       2,038    30,947
American Equity Investment Life Holding Co.                      1,300    14,001
American Physicians Capital, Inc.(a)                               387    13,940
AmerUs Group Co.                                                 2,311   104,687
Argonaut Group, Inc.(a)                                          1,246    26,328
Baldwin & Lyons, Inc., Class B                                     335     8,975
Bristol West Holdings, Inc.                                        900    18,000
Ceres Group, Inc.(a)                                             1,900     9,804
Citizens, Inc.                                                   2,002    12,753
CNA Surety Corp.(a)                                                942    12,576
Commerce Group, Inc.                                             1,474    89,972
Crawford & Co., Class B                                            638     4,785
Delphi Financial Group, Inc., Class A                            1,331    61,426
Direct General Corp.                                               900    28,890

Donegal Group, Inc.                                             252        5,778
Emc Insurance Group, Inc.                                       307        6,643
Enstar Group, Inc.(a)                                           141        8,813
FBL Financial Group, Inc., Class A                              744       21,241
First Acceptance Corp.(a)                                     1,100        9,856
First Advantage Corp.(a)                                        100        2,040
FPIC Insurance Group, Inc.(a)                                   400       14,152
Great American Financial Resources, Inc.                        331        5,749
Harleysville Group, Inc.                                        787       18,786
HealthExtras, Inc.(a)                                           978       15,941
Hilb, Rogal & Hamilton Co.                                    1,923       69,690
Horace Mann Educators Corp.                                   2,481       47,337
Independence Holding Co.                                        273        5,037
Infinity Property & Casualty Corp.                            1,186       41,747
Kansas City Life Insurance Co.                                  135        6,386
LandAmerica Financial Group, Inc.                             1,044       56,303
Midland Co. (The)                                               451       14,103
National Western Life Insurance Co., Class A(a)                 100       16,661
NYMAGIC, Inc.                                                   113        2,859
Ohio Casualty Corp.(a)                                        3,674       85,273
Penn-America Group, Inc.                                        478        7,218
Philadelphia Consolidated Holding Corp.(a)                    1,026       67,860
PICO Holdings, Inc.(a)                                          519       10,780
PMA Capital Corp., Class A(a)                                 1,697       17,564
Presidential Life Corp.                                       1,139       19,317
ProAssurance Corp.(a)                                         1,676       65,548
RLI Corp.                                                     1,244       51,713
Safety Insurance Group, Inc.                                    482       15,014
Selective Insurance Group, Inc.                               1,754       77,597
State Auto Financial Corp.                                      799       20,654
Stewart Information Services Corp.                            1,032       42,983
Tower Group, Inc.                                               900       10,800
Triad Guaranty, Inc.(a)                                         585       35,381
U.S.I. Holdings Corp.(a)                                      2,042       23,626
UICI                                                          2,200       74,580
United Fire & Casualty Co.                                    1,250       42,138
Universal American Financial Corp.(a)                         1,697       26,253
Vesta Insurance Group, Inc.                                   2,100        7,728
Zenith National Insurance Corp.                                 482       24,023
                                                                       ---------
                                                                       1,557,676
                                                                       ---------
IRON/STEEL--1.0%
AK Steel Holding Corp.(a)                                     6,454       93,389
Allegheny Technologies, Inc.                                  5,607      121,504
Carpenter Technology Corp.                                    1,543       90,204
Cleveland-Cliffs, Inc.                                          515       53,488
Gibraltar Steel, Inc.                                         1,375       32,478
Oregon Steel Mills, Inc.(a)                                   2,000       40,580
Reliance Steel & Aluminum Co.                                 1,792       69,816
Ryerson Tull, Inc.                                            1,271       20,018
Schnitzer Steel Industries, Inc., Class A                     1,082       36,712
Steel Dynamics, Inc.(a)                                       2,179       82,541
Steel Technologies, Inc.                                        500       13,755
Wheeling-Pittsburgh Corp.(a)                                    500       19,270
                                                                       ---------
                                                                         673,755
                                                                       ---------
LEISURE TIME--0.3%
Callaway Golf Co.                                             4,000       54,000
Geo Group, Inc. (The)(a)                                        389       10,340
K2, Inc.(a)                                                   2,431       38,604

Life Time Fitness, Inc.(a)                                      700       18,116
Marine Products Corp.                                           375        9,791
Nautilus Group, Inc. (The)                                    1,830       44,231
Navigant International, Inc.(a)                                 875       10,649
NGP Capital Resources Co.(a)                                    900       13,833
WMS Industries, Inc.(a)                                       1,102       36,961
                                                                       ---------
                                                                         236,525
                                                                       ---------
LODGING--0.3%
Aztar Corp.(a)                                                2,023       70,643
Boyd Gaming Corp.                                             2,658      110,705
Marcus Corp.                                                  1,097       27,579
                                                                       ---------
                                                                         208,927
                                                                       ---------
MACHINERY--2.6%
Albany International Corp., Class A                           1,438       50,560
Applied Industrial Technologies, Inc.                         1,405       38,497
Astec Industries, Inc.(a)                                       800       13,768
Asyst Technologies, Inc.(a)                                   2,742       13,957
Bucyrus International, Inc., - A                                700       28,448
Cascade Corp.                                                   527       21,054
Cognex Corp.                                                  2,280       63,612
Dycom Industries, Inc.(a)                                     2,832       86,433
Engineered Support Systems, Inc.                              1,220       72,248
Esterline Technologies Corp.                                  1,548       50,542
Flowserve Corp.(a)                                            3,191       87,880
Gardner Denver, Inc.(a)                                       1,130       41,008
Global Power Equipment Group, Inc.(a)                         2,094       20,605
Gorman-Rupp Co. (The)                                           417        9,591
Idex Corp.                                                    2,879      116,600
Insituform Technologies, Inc., Class A(a)                     1,430       32,418
Intevac Inc.(a)                                               1,000        7,560
JLG Industries, Inc.                                          2,558       50,214
Joy Global, Inc.                                              2,933      127,380
Kadant, Inc.(a)                                                 854       17,507
Kaman Corp., Class A                                          1,219       15,420
Knight Transportation, Inc.                                   2,289       56,767
Kulicke & Soffa Industries, Inc.(a)                           2,945       25,386
Lincoln Electric Holding, Inc.                                1,933       66,766
Lindsay Manufacturing Co.                                       697       18,038
Manitowoc Co., Inc. (The)                                     1,703       64,118
Middleby Corp.(a)                                               200       10,144
Milacron, Inc.(a)                                             1,724        5,844
NACCO Industries, Inc.                                          209       22,029
Nordson Corp.                                                 1,676       67,157
Paxar Corp.(a)                                                1,966       43,586
Presstek, Inc.(a)                                             1,371       13,271
Robbins & Myers, Inc.                                           654       15,585
Sauer-Danfoss, Inc.                                             512       11,167
Semitool, Inc.(a)                                               902        8,371
Stewart & Stevenson Services, Inc.                            1,797       36,353
Tecumseh Products Co., Class A                                  953       45,553
Tennant Co.                                                     322       12,767
Terex Corp.(a)                                                2,910      138,662
Thomas Industries, Inc.                                         870       34,730
Ultratech, Inc.(a)                                            1,156       21,791
Unova, Inc.(a)                                                2,783       70,382
                                                                       ---------
                                                                       1,753,769
                                                                       ---------

MANUFACTURERS--1.0%
Aptargroup, Inc.                                              2,100      110,838
CUNO, Inc.(a)                                                 1,013       60,172
EnPro Industries, Inc.(a)                                     1,152       34,065
Federal Signal Corp.                                          2,952       52,132
Flanders Corp.(a)                                               800        7,680
FMC Corp.(a)                                                  2,230      107,709
Jacuzzi Brands, Inc.(a)                                       4,486       39,028
Lancaster Colony Corp.                                        1,700       72,879
Quixote Corp.                                                   375        7,624
Sturm Ruger & Co., Inc.                                       1,184       10,692
Tredegar Corp.                                                1,627       32,882
Trinity Industries, Inc.                                      2,141       72,965
Wabtec Corp.                                                  2,339       49,867
                                                                         -------
                                                                         658,533
                                                                         -------
MANUFACTURING--0.3%
Acuity Brands, Inc.                                           2,467       78,451
Applied Films Corporation(a)                                    879       18,951
Blount International, Inc.(a)                                   200        3,484
ESCO Technologies, Inc.(a)                                      758       58,101
Hexcel Corp.(a)                                               1,126       16,327
Kaydon Corp.                                                  1,715       56,629
                                                                         -------
                                                                         231,943
                                                                         -------
MEDIA--1.3%
Banta Corp.                                                   1,394       62,395
Beasley Broadcast Group, Inc., Class A(a)                       228        3,997
Courier Corp.                                                   257       13,343
Crown Media Holdings, Inc.(a)                                   838        7,207
Cumulus Media, Inc., Class A(a)                               2,904       43,792
Emmis Communications Corp.(a)                                 2,868       55,037
Entravision Communications Corp.(a)                           2,800       23,380
Fisher Communications, Inc.(a)                                  326       15,935
Gray Television, Inc.                                         2,616       40,548
Hollinger International, Inc.                                 3,413       53,516
Insight Communications Co., Inc.(a)                           2,763       25,613
Journal Communications, Inc.                                  1,100       19,877
Journal Register Co.(a)                                       2,412       46,624
Jupitermedia Corp.(a)                                           900       21,402
Liberty Corp.                                                   951       41,806
Lin TV Corp., Class A(a)                                      1,716       32,776
LodgeNet Entertainment Corp.(a)                                 685       12,118
Mediacom Communications Corp.(a)                              3,863       24,144
Nexstar Broadcasting Group, Inc.(a)                             500        4,610
Paxson Communications Corp.(a)                                2,680        3,698
Playboy Enterprises, Inc., Class B(a)                         1,098       13,494
Primedia, Inc.(a)                                             7,849       29,826
Pulitzer, Inc.                                                  390       25,292
Readers Digest Association, Inc.                              5,900       82,070
Regent Communications, Inc.(a)                                2,148       11,384
Saga Communications, Inc.(a)                                    952       16,041
Salem Communications Corp., Class A(a)                          478       11,926
Scholastic Corp.(a)                                           1,900       70,225
Sinclair Broadcast Group, Inc., Class A                       2,588       23,835
Spanish Broadcasting System, Inc., Class A(a)                 2,174       22,957
TiVo, Inc.(a)                                                 2,645       15,526
Value Line, Inc.                                                 38        1,491
Young Broadcasting, Inc., Class A(a)                            966       10,201
                                                                         -------

                                                                         886,088
                                                                         -------
METAL FABRICATE / HARDWARE--0.2%
CIRCOR International, Inc.                                         915    21,191
Lawson Products, Inc.                                              194     9,783
Metals USA, Inc.(a)                                              1,100    20,405
NN, Inc.                                                           944    12,470
Penn Engineering & Manufacturing Corp.                             503     9,104
Shaw Group, Inc. (The)(a)                                        3,734    66,653
Valmont Industries, Inc.                                           867    21,771
                                                                         -------
                                                                         161,377
                                                                         -------
METALS - DIVERSIFIED--0.7%
Ameron International Corp.                                         368    13,947
Commercial Metals Co.                                            1,843    93,183
Griffon Corp.(a)                                                 1,329    35,883
Gulf Island Fabrication, Inc.                                      327     7,138
Matthews International Corp., Class A                            2,028    74,630
Maverick Tube Corp.(a)                                           2,453    74,326
Mueller Industries, Inc.                                         2,166    69,745
NS Group, Inc.(a)                                                1,037    28,829
Quanex Corp.                                                       956    65,553
RTI International Metals, Inc.(a)                                1,170    24,032
                                                                         -------
                                                                         487,266
                                                                         -------
MINING--0.4%
AMCOL International Corp.                                        1,170    23,505
Brush Engineered Materials, Inc.(a)                              1,071    19,814
Century Aluminum Co.(a)                                            974    25,577
Coeur d'Alene Mines Corporation(a)                              14,074    55,311
Compass Minerals International, Inc.                               900    21,807
Hecla Mining Co.(a)                                              7,024    40,950
Royal Gold, Inc.                                                   945    17,237
Stillwater Mining Co.(a)                                         2,301    25,909
Titanium Metals Corp.                                              500    12,070
USEC, Inc.                                                       4,968    48,140
                                                                         -------
                                                                         290,320
                                                                         -------
OFFICE/BUSINESS EQUIPMENT--0.2%
General Binding Corp.(a)                                           313     4,113
Global Imaging Systems, Inc.(a)                                  1,354    53,483
Imagistics International, Inc.(a)                                  936    31,506
Insight Enterprises, Inc.(a)                                     2,851    58,502
                                                                         -------
                                                                         147,604
                                                                         -------
OIL & GAS PRODUCERS--3.9%
Atmos Energy Corp.                                               4,484   122,637
Atwood Oceanics, Inc.(a)                                           674    35,115
Berry Petroleum Co., Class A                                     1,037    49,465
Cabot Oil & Gas Corp.                                            1,930    85,403
CAL Dive International, Inc.(a)                                  2,235    91,076
Cascade Natural Gas Corp.                                          558    11,830
Cimarex Energy Co.(a)                                            2,435    92,287
Clayton Williams Energy, Inc.(a)                                   202     4,626
Denbury Resources, Inc.(a)                                       3,159    86,715
Encore Acquisition Co.(a)                                        1,408    49,153
Energen Corp.                                                    2,229   131,399
Energy Partners, Ltd.(a)                                         1,358    27,527

Forest Oil Corp.(a)                                            2,930      92,940
Frontier Oil Corp.                                             1,690      45,055
Grey Wolf, Inc.(a)                                            11,056      58,265
Hanover Compressor Co.(a)                                      4,557      64,390
Harvest Natural Resources, Inc.(a)                             2,103      36,319
Holly Corp.                                                    1,176      32,775
Houston Exploration Co.(a)                                       696      39,192
Magnum Hunter Resources, Inc.(a)                               5,175      66,758
McMoRan Exploration Co.(a)                                       985      18,420
Meridian Resource Corp. (The)(a)                               3,602      21,792
New Jersey Resources Corp.                                     1,734      75,152
Northwest Natural Gas Co.                                      1,607      54,220
Parker Drilling Co.(a)                                         5,613      22,059
Penn Virginia Corp.                                            1,040      42,193
Petroleum Development Corp.(a)                                   914      35,253
Plains Exploration & Production Co.(a)                         4,534     117,884
Quicksilver Resources, Inc.                                    1,868      68,705
Range Resources Corp.                                          4,041      82,679
Remington Oil & Gas Corp.(a)                                   1,181      32,182
RPC, Inc.                                                        444      11,153
SEACOR SMIT, Inc.(a)                                           1,098      58,633
South Jersey Industries, Inc.                                    855      44,939
Southern Union Co.                                             3,914      93,858
Southwest Gas Corp.                                            1,971      50,063
Spinnaker Exploration Co.(a)                                   1,610      56,463
St. Mary Land & Exploration Co.                                1,668      69,622
Stone Energy Corp.(a)                                          1,254      56,543
Superior Energy Services, Inc.(a)                              3,156      48,634
Swift Energy Co.(a)                                            1,768      51,166
Tesoro Petroleum Corp.(a)                                      3,873     123,393
Unit Corp.(a)                                                  2,195      83,871
Vintage Petroleum, Inc.                                        2,961      67,185
W-H Energy Services, Inc.(a)                                   1,340      29,962
WD-40 Co.                                                        974      27,671
                                                                       ---------
                                                                       2,666,622
                                                                       ---------
OIL & GAS SERVICES--1.8%
Aquila, Inc.(a)                                               13,983      51,597
Atlas America, Inc.(a)                                           100       3,575
Brigham Exploration Co.(a)                                     1,500      13,500
Callon Petroleum Co.(a)                                          700      10,122
CARBO Ceramics, Inc.                                             790      54,510
Cheniere Energy, Inc.(a)                                       1,100      70,070
Comstock Resources, Inc.(a)                                    2,064      45,511
Crosstex Energy, Inc.                                            100       4,190
Delta Petroleum Corp.(a)                                       1,100      17,248
Dril-Quip, Inc.(a)                                               340       8,248
Edge Petroleum Corp.(a)                                          800      11,664
FX Energy, Inc.(a)                                             1,900      22,192
Giant Industries, Inc.(a)                                        500      13,255
Global Industries Ltd.(a)                                      4,785      39,668
Helmerich & Payne, Inc.                                        2,900      98,716
Hornbeck Offshore Services, Inc.(a)                              300       5,790
Hydril Co.(a)                                                    927      42,188
Input/Output, Inc.(a)                                          3,760      33,238
Key Energy Group, Inc.(a)                                      7,700      90,860
Lone Star Technologies, Inc.(a)                                1,689      56,514
Lufkin Industries, Inc.                                          320      12,771
Matrix Service Co.                                               974       7,850
Mission Resources Corp.(a)                                     2,400      14,016
Newpark Resources, Inc.(a)                                     4,962      25,554

Oceaneering International, Inc.(a)                             1,348      50,307
Oil States International, Inc.(a)                              1,854      35,764
Piedmont Natural Gas Company, Inc.                             4,500     104,581
Tetra Technologies, Inc.(a)                                    1,230      34,809
Todco(a)                                                         600      11,052
TransMontaigne, Inc.(a)                                        1,180       7,233
Universal Compression Holdings, Inc.(a)                          994      34,701
Veritas DGC, Inc.(a)                                           1,934      43,341
WGL Holdings Inc.                                              2,800      86,352
Whiting Petroleum Corp.(a)                                     1,700      51,425
                                                                       ---------
                                                                       1,212,412
                                                                       ---------
PACKAGING & CONTAINERS--0.4%
Anchor Glass Container Corp.                                     500       3,360
Crown Holdings, Inc.(a)                                        9,772     134,268
Graphic Packaging Corp.(a)                                     3,900      28,080
Greif Inc., Class A                                              648      36,288
Longview Fibre Co.                                             3,017      54,728
Silgan Holdings, Inc.                                            529      32,248
                                                                       ---------
                                                                         288,972
                                                                       ---------
PHARMACEUTICALS--4.3%
Abaxis, Inc.(a)                                                1,000      14,490
Abgenix, Inc.(a)                                               4,777      49,394
Able Laboratories, Inc.(a)                                     1,013      23,046
Adolor Corp.(a)                                                2,216      21,983
Advanced Medical Optics, Inc.(a)                               2,020      83,103
Advancis Pharmaceutical Corp.(a)                                 600       2,292
Align Technology, Inc.(a)                                      3,061      32,906
Alkermes, Inc.(a)                                              5,319      74,945
Allscripts Healthcare Solutions, Inc.(a)                       1,657      17,680
Alpharma, Inc., Class A                                        2,260      38,307
Antigenics, Inc.(a)                                            1,366      13,824
Array Biopharma, Inc.(a)                                       1,300      12,376
AtheroGenics, Inc.(a)                                          2,134      50,277
Bentley Pharmaceuticals, Inc.(a)                                 952      10,234
Bio-Reference Labs, Inc.(a)                                      400       6,960
Bioenvision, Inc.(a)                                           1,100       9,856
Bone Care International, Inc.(a)                                 944      26,290
Bradley Pharmaceuticals, Inc.(a)                                 815      15,811
Caraco Pharm Labs, Inc.(a)                                       400       3,820
Cell Genesys, Inc.(a)                                          2,590      20,979
Cell Therapeutics, Inc.(a)                                     3,651      29,719
Connetics Corp.(a)                                             1,817      44,135
Corcept Therapeutics, Inc.(a)                                    200       1,250
Corixa Corp.(a)                                                3,505      12,758
Cubist Pharmaceuticals, Inc.(a)                                2,369      28,025
CV Therapeutics, Inc.(a)                                       1,830      42,090
Cypress Bioscience, Inc.(a)                                    1,700      23,902
Dendreon Corp.(a)                                              3,353      36,145
Depomed, Inc.(a)                                               1,200       6,480
Digene Corp.(a)                                                  821      21,469
Discovery Laboratories, Inc.(a)                                2,753      21,831
DOV Pharmaceutical, Inc.(a)                                      747      13,483
Durect Corp.(a)                                                1,766       5,792
Dusa Pharmaceuticals, Inc.(a)                                    900      12,870
Dyax Corp.(a)                                                  1,400      10,108
Dynavax Technologies Corp.(a)                                    300       2,400
Epix Medical, Inc.(a)                                          1,248      22,352
First Horizon Pharmaceutical Corp.(a)                          1,446      33,099

Genta, Inc.(a)                                                    3,597    6,331
Geron Corp.(a)                                                    2,623   20,905
Guilford Pharmaceuticals, Inc.(a)                                 2,730   13,514
Hollis-Eden Pharmaceuticals(a)                                      793    7,470
I-Flow Corp.(a)                                                   1,000   18,230
Idenix Pharmaceuticals, Inc.(a)                                     300    5,145
Immucor, Inc.                                                     2,659   62,513
Immunogen, Inc.(a)                                                2,170   19,183
Impax Laboratories, Inc.(a)                                       2,819   44,766
Indevus Pharmaceuticals, Inc.(a)                                  2,397   14,286
Inkine Pharmaceutical Co.(a)                                      2,800   15,204
Inspire Pharmaceuticals, Inc.(a)                                  2,576   43,200
InterMune, Inc.(a)                                                1,743   23,112
Intuitive Surgical, Inc.(a)                                       1,960   78,439
Isis Pharmaceuticals, Inc.(a)                                     3,063   18,072
Isolagen, Inc.(a)                                                 1,200    9,444
Ista Pharmaceuticals, Inc.(a)                                       500    5,060
Kos Pharmaceuticals, Inc.(a)                                        751   28,268
KV Pharmaceuticals Co.(a)                                         2,061   45,445
Lannett Co., Inc.(a)                                                297    2,925
Ligand Pharmaceuticals Inc., Class B(a)                           4,400   51,216
Mannatech, Inc.                                                     700   13,328
Mannkind Corp.(a)                                                   700   11,025
Medarex, Inc.(a)                                                  4,720   50,882
Medicines Co. (The)(a)                                            2,744   79,027
Nabi Biopharmaceuticals(a)                                        3,393   49,707
Nature's Sunshine Products, Inc.                                    500   10,180
NeighborCare, Inc.(a)                                             2,225   68,352
NeoPharm, Inc.(a)                                                   951   11,897
Neose Technologies, Inc.(a)                                       1,139    7,654
Neurogen Corp.(a)                                                 1,600   14,976
NitroMed, Inc.(a)                                                   500   13,325
Noven Pharmaceuticals, Inc.(a)                                    1,322   22,553
NPS Pharmaceuticals, Inc.(a)                                      2,150   39,302
Nu Skin Enterprises, Inc., Class A                                3,064   77,764
Nutraceutical International Co.(a)                                  400    6,164
NuVasive, Inc.(a)                                                   300    3,075
Nuvelo, Inc.(a)                                                   1,668   16,430
Omega Protein Corp.(a)                                              281    2,417
Onyx Pharmaceuticals, Inc.(a)                                     1,995   64,618
Pain Therapeutics, Inc.(a)                                        1,818   13,108
Par Pharmaceutical Cos, Inc.(a)                                   2,000   82,760
PAREXEL International Corp.(a)                                    1,406   28,542
Penwest Pharmaceuticals Co.(a)                                      953   11,398
Perrigo Co.                                                       3,750   64,763
Petmed Express, Inc.(a)                                             600    4,566
Pharmacyclics, Inc.(a)                                            1,100   11,517
Pharmion Corp.(a)                                                   800   33,768
Pharmos Corp.(a)                                                  5,600    7,952
POZEN, Inc.(a)                                                    1,453   10,563
Praecis Pharmaceuticals, Inc.(a)                                  3,085    5,862
Priority Healthcare Corp., Class B(a)                             1,811   39,425
Progenics Pharmaceuticals, Inc.(a)                                  569    9,764
Renovis, Inc.(a)                                                    300    4,314
Rigel Pharmaceuticals, Inc.(a)                                      500   12,210
Salix Pharmaceuticals Ltd.(a)                                     2,068   36,376
Santarus, Inc.(a)                                                   500    4,530
SciClone Pharmaceuticals, Inc.(a)                                 2,554    9,450
Serologicals Corp.(a)                                             1,832   40,524
SuperGen, Inc.(a)                                                 2,980   21,009
Sybron Dental Specialties, Inc.(a)                                2,235   79,074
Tanox, Inc.(a)                                                    1,286   19,547

United Surgical Partners International, Inc.(a)                1,761      73,434
United Therapeutics, Inc.(a)                                   1,093      49,349
USANA Health Sciences, Inc.(a)                                   491      16,792
Valeant Pharmaceuticals International                          5,000     131,750
Vicuron Pharmaceuticals, Inc.(a)                               3,003      52,282
Vnus Medical Technologies, Inc.(a)                               300       4,056
Zymogenetics, Inc.(a)                                          1,081      24,863
                                                                       ---------
                                                                       2,895,433
                                                                       ---------
REAL ESTATE--0.7%
Avatar Holdings(a)                                               180       8,658
CB Richard Ellis Group, Inc.(a)                                1,400      46,970
Consolidated-Tomoka Land Co.                                     243      10,449
Corrections Corp. of America(a)                                2,032      82,194
Jones Lang LaSalle, Inc.(a)                                    1,987      74,334
LNR Property Corp.                                             1,000      62,910
La Quinta Corp.(a)                                            11,147     101,326
Reading International, Inc.(a)                                   900       7,524
Tarragon Corporation                                             350       6,248
Trammell Crow Co.(a)                                           1,904      34,481
U.S. Restaurant Properties, Inc.                               1,249      22,557
ZipRealty, Inc.(a)                                               300       5,361
                                                                       ---------
                                                                         463,012
                                                                       ---------
REAL ESTATE INVESTMENT TRUSTS--6.8%
Aames Investment Corp.                                         2,200      23,540
Acadia Realty Trust                                            1,609      26,227
Affordable Residential Communities                             1,500      21,525
Alexander's, Inc.(a)                                              90      19,350
Alexandria Real Estate Equities, Inc.                          1,061      78,960
American Campus Communities, Inc.                                700      15,743
American Financial Realty Trust                                6,500     105,170
American Home Mortgage Investment Corp.                        2,010      68,843
AMLI Residential Properties Trust                              1,392      44,544
Anthracite Capital, Inc.                                       3,143      38,847
Anworth Mortgage Asset Corp.                                   2,576      27,589
Arbor Realty Trust, Inc.                                         300       7,362
Ashford Hospitality Trust, Inc.                                1,100      11,957
Bedford Property Investors, Inc.                                 839      23,836
Bimini Mortgage Management, Inc(a)                               900      14,454
Biomed Realty Trust, Inc.                                      1,800      39,978
Brandywine Realty Trust                                        2,748      80,764
Capital Automotive                                             1,887      67,036
Capital Lease Funding, Inc.                                    1,200      15,000
Capital Trust, Inc. (New York)                                   600      18,426
Capstead Mortgage Corp.                                        1,002      10,561
CarrAmerica Realty Corp.                                       3,200     105,600
Cedar Shopping Centers, Inc.                                   1,000      14,300
Colonial Properties Trust                                      1,041      40,880
Commercial Net Lease Realty, Inc.                              3,003      61,862
Cornerstone Realty Income Trust, Inc.                          2,960      29,541
Corporate Office Properties Trust                              2,242      65,803
Correctional Properties Trust                                    662      19,119
Cousins Properties, Inc.                                       2,100      63,567
Crt Properties, Inc.                                           1,632      38,940
Digital Realty Trust, Inc.                                     1,200      16,164
EastGroup Properties, Inc.                                     1,138      43,608
Entertainment Properties Trust                                 1,633      72,750
Equity Inns, Inc.                                              3,129      36,734
Equity Lifestyle Properties                                    1,049      37,502

Equity One, Inc.                                                 2,112    50,118
Essex Property Trust, Inc.                                       1,239   103,828
Extra Space Storage, Inc.                                        1,300    17,329
FelCor Lodging Trust, Inc.                                       2,900    42,485
First Industrial Realty Trust, Inc.                              2,430    98,973
Gables Residential Trust                                         1,585    56,727
Getty Realty Corp.                                               1,016    29,190
Glenborough Realty Trust, Inc.                                   1,688    35,921
Glimcher Realty Trust                                            2,020    55,974
Global Signal, Inc.                                                500    13,770
GMH Communities Trust                                            1,700    23,970
Government Properties Trust, Inc.                                1,100    10,846
Gramercy Capital Corp/New York(a)                                  500    10,300
Healthcare Realty Trust, Inc.                                    2,750   111,924
Heritage Property Investment Trust, Inc.                         1,720    55,195
Highland Hospitality Corp.                                       2,000    22,480
Highwoods Properties, Inc.                                       3,145    87,117
Home Properties of New York, Inc.                                2,046    87,978
HomeBanc Corp./Atlanta GA                                        2,000    19,360
Impac Mortgage Holdings, Inc.                                    4,365    98,954
Innkeepers USA Trust                                             2,051    29,124
Investors Real Estate Trust                                      2,430    25,491
Kilroy Realty Corp.                                              1,786    76,352
Kite Realty Group Trust                                          1,000    15,280
Kramont Realty Trust                                             1,292    30,233
LaSalle Hotel Properties                                         1,507    47,968
Lexington Corp. Properties Trust                                 2,771    62,569
LTC Properties, Inc.                                               869    17,302
Luminent Mortgage Capital, Inc.                                  2,100    24,990
Maguire Properties, Inc.                                         2,100    57,666
Meristar Hospitality Corp.(a)                                    5,153    43,028
MFA Mortgage Investments, Inc.                                   4,738    41,789
Mid-America Apartment Communities, Inc.                            978    40,313
Mission West Properties, Inc.                                    1,063    11,310
MortgageIT Holdings, Inc.                                          800    14,360
National Health Investors, Inc.                                  1,210    35,308
Nationwide Health Properties, Inc.                               3,883    92,221
New Century Financial Corp.(a)                                   2,307   147,439
Newcastle Investment Corp.                                       2,080    66,102
Novastar Financial, Inc.                                         1,722    85,239
Omega Healthcare Investors, Inc.                                 2,664    31,435
Origen Financial, Inc.                                             400     2,992
Parkway Properties, Inc.                                           668    33,901
Pennsylvania Real Estate Investment Trust                        1,950    83,460
Post Properties, Inc.                                            2,337    81,561
Prentiss Properties Trust                                        2,549    97,371
Price Legacy Corp.                                                   0         0
PS Business Parks, Inc.                                            911    41,086
RAIT Investment Trust                                            1,530    42,794
Ramco-Gershenson Properties Trust                                  700    22,575
Realty Income Corp.                                              2,300   116,333
Redwood Trust, Inc.                                                896    55,633
Saul Centers, Inc.                                                 698    26,699
Saxon Capital, Inc.                                              2,900    69,571
Senior Housing Properties Trust                                  3,102    58,752
Sovran Self Storage, Inc.                                          858    36,156
Strategic Hotel Capital, Inc.                                    1,100    18,150
Summit Properties, Inc.                                          1,516    49,361
Sun Communities, Inc.                                              970    39,043
Sunstone Hotel Investors, Inc.                                   1,300    27,014
Tanger Factory Outlet Centers, Inc.                              1,634    43,236
Taubman Centers, Inc.                                            2,850    85,358

Town & Country Trust (The)                                     1,030      28,459
Universal Health Realty Income Trust                             558      17,929
Urstadt Biddle Properties, Inc., Class A                       1,153      19,659
U-STORE IT Trust(a)                                            1,500      26,025
Washington Real Estate Investment Trust                        2,450      82,982
Winston Hotels, Inc.                                           1,286      15,188
                                                                       ---------
                                                                       4,655,328
                                                                       ---------
RETAIL--4.4%
1-800 CONTACTS, Inc.(a)                                          311       6,842
1-800-FLOWERS.COM, Inc.(a)                                     1,191      10,016
99 Cents Only Stores, Inc., (Ipo)(a)                           2,900      46,864
AC Moore Arts & Crafts, Inc.(a)                                  811      23,365
Aeropostale, Inc.                                              3,237      95,264
America's Car-Mart, Inc.(a)                                      286      10,868
Asbury Automotive Group, Inc.(a)                                 665       9,164
Bebe Stores, Inc.                                                464      12,505
Big 5 Sporting Goods Corp.(a)                                  1,095      31,908
Blair Corp.                                                      414      14,763
Bob Evans Farms, Inc.                                          2,177      56,907
Bombay Co., Inc. (The)(a)                                      2,189      12,105
Bon-Ton Stores, Inc., (The)                                      200       3,150
Brookstone, Inc.                                               1,120      21,896
Brown Shoe Co., Inc.                                           1,042      31,083
Buckle, Inc. (The)                                               381      11,240
Buffalo Wild Wings, Inc.(a)                                      300      10,443
BUILD-A-BEAR Workshop, Inc.(a)                                   500      17,575
Burlington Coat Factory Warehouse Corp.                        1,051      23,858
California Pizza Kitchen, Inc.(a)                              1,073      24,679
Casey's General Store, Inc.                                    2,893      52,508
Cash America International, Inc.                               1,774      52,741
Casual Male Retail Group, Inc.(a)                              1,764       9,614
Cato Corp., Class A                                            1,071      30,866
CBRL Group, Inc.                                               2,900     121,364
Charlotte Russe Holding, Inc.(a)                                 541       5,464
Charming Shoppes, Inc.(a)                                      6,821      63,913
Children's Place Retail Stores, Inc. (The)(a)                  1,028      38,067
Christopher & Banks Corp.                                      2,160      39,852
CKE Restaurant, Inc.(a)                                        2,993      43,428
Coldwater Creek, Inc.                                          1,268      39,143
Conn's, Inc.(a)                                                  300       5,046
Cosi, Inc.(a)                                                  1,100       6,655
Cost Plus, Inc.(a)                                             1,164      37,399
CSK Auto Corp.(a)                                              2,653      44,411
Dave & Buster's, Inc.(a)                                         518      10,464
Deb Shops, Inc.                                                  163       4,082
Design Within Reach, Inc.(a)                                     225       3,274
Dick's Sporting Goods, Inc.                                    1,760      61,864
Domino's Pizza, Inc.                                           1,400      24,920
Dress Barn, Inc.(a)                                            1,182      20,803
Drugstore.com, Inc.(a)                                         2,584       8,786
Electronics Boutique Holdings Corp.(a)                           720      30,917
Finish Line, Inc., (The), Class A                              2,342      42,859
First Cash Financial Services, Inc.(a)                           700      18,697
Fred's, Inc.                                                   2,300      40,020
Gander Mountain Co.(a)                                           300       3,849
Genesco, Inc.(a)                                               1,214      37,804
Goody's Family Clothing, Inc.                                  1,043       9,533
Group 1 Automotive, Inc.(a)                                    1,112      35,028
Guitar Center, Inc.(a)                                         1,331      70,130
Hancock Fabrics, Inc.                                          1,075      11,148

Haverty Furniture Companies, Inc.                              1,037      19,185
Hibbet Sporting Goods, Inc.                                    1,294      34,433
Hot Topic, Inc.(a)                                             2,846      48,923
Jill (J.) Group, Inc., (The)(a)                                1,001      14,905
Jo-Ann Stores, Inc.(a)                                         1,045      28,779
Joseph A. Bank Clothiers, Inc.                                   617      17,461
Kenneth Cole Productions, Class A                                433      13,362
Kirkland's, Inc.(a)                                              691       8,492
Krispy Kreme Doughnuts, Inc.(a)                                3,200      40,320
Linens 'N Things, Inc.(a)                                      2,656      65,869
Lithia Motors, Inc., Class A                                     704      18,881
Lone Star Steakhouse & Saloon, Inc.                              943      26,404
Longs Drug Stores Corp.                                        1,763      48,606
MarineMax, Inc.(a)                                               569      16,933
Men's Wearhouse, Inc., (The)(a)                                1,986      63,473
Movie Gallery, Inc.                                            1,428      27,232
New York & Company, Inc.(a)                                      600       9,912
O'Charley's, Inc.(a)                                           1,152      22,522
Overstock.com, Inc.(a)                                           711      49,059
Pantry, Inc., (The)(a)                                           700      21,063
Party City Corp.(a)                                              558       7,215
Payless ShoeSource, Inc.(a)                                    4,016      49,397
PC Connection, Inc.(a)                                           311       2,961
PC Mall, Inc.(a)                                                 400       8,952
Pep Boys-Manny, Moe & Jack, Inc.                               3,435      58,635
Priceline.com, Inc.(a)                                         1,277      30,124
Red Robin Gourmet Burgers(a)                                     579      30,959
Restoration Hardware, Inc.(a)                                  1,448       8,312
Retail Ventures, Inc.(a)                                         800       5,680
Rush Enterprises, Inc., Class B(a)                               500       8,655
Ryan's Restaurant Group, Inc.(a)                               2,464      37,995
School Specialty, Inc.(a)                                      1,363      52,557
Sharper Image Corp.(a)                                           570      10,745
ShopKo Stores, Inc.(a)                                         1,837      34,315
Smart & Final, Inc.(a)                                           738      10,620
Sonic Automotive, Inc.                                         1,775      44,020
Sports Authority, Inc., (The)(a)                               1,203      30,977
Sports Resorts International, Inc.(a)                             77         222
Stage Stores, Inc.(a)                                          1,071      44,468
Steak n Shake Company (The)(a)                                 1,332      26,747
Stein Mart, Inc.(a)                                            1,332      22,724
Systemax, Inc.(a)                                                427       3,134
TBC Corp.(a)                                                   1,065      29,607
Texas Roadhouse, Inc.(a)                                         600      17,730
Too, Inc.(a)                                                   2,122      51,904
Tractor Supply Co.(a)                                          1,825      67,908
Trans World Entertainment Corp.(a)                             1,294      16,136
Tuesday Morning Corp.(a)                                       1,430      43,801
United Auto Group, Inc.                                        1,126      33,318
West Marine, Inc.(a)                                             842      20,840
Zale Corp.(a)                                                  3,068      91,640
                                                                       ---------
                                                                       2,997,256
                                                                       ---------
SEMICONDUCTORS--1.9%
ADE Corp.(a)                                                     600      11,232
Alliance Semiconductor Corp.(a)                                1,131       4,185
Amis Holdings, Inc.(a)                                         1,800      29,736
August Technology Corp.(a)                                     1,000      10,530
Axcelis Technologies, Inc.(a)                                  5,834      47,430
Brooks Automation, Inc.(a)                                     2,617      45,065
Cirrus Logic, Inc.(a)                                          4,983      27,456

Cohu, Inc.                                                     1,154      21,418
Credence Systems Corp.(a)                                      5,656      51,752
Emulex Corp.(a)                                                4,900      82,515
Entegris, Inc.(a)                                              2,508      24,955
Formfactor, Inc.(a)                                            1,500      40,710
FSI International, Inc.(a)                                     1,900       8,873
Genesis Microchip, Inc.(a)                                     1,840      29,845
Integrated Silicon Solution, Inc.(a)                           2,200      18,040
Intergrated Device Technology, Inc.(a)                         6,200      71,672
IXYS Corp.(a)                                                  1,080      11,146
Kopin Corp.(a)                                                 4,192      16,223
Lattice Semiconductor Corp.(a)                                 6,680      38,076
Leadis Technology, Inc.(a)                                       300       3,195
LTX Corp.(a)                                                   3,581      27,538
Mindspeed Technologies, Inc.(a)                                5,851      16,266
MIPS Technologies, Inc.(a)                                     2,400      23,640
Monolithic Pwr Sys, Inc.(a)                                      300       2,790
Monolithic System Technology, Inc.(a)                          1,234       7,688
Mykrolis Corp.(a)                                              2,374      33,640
OmniVision Technologies, Inc.                                  3,308      60,702
ON Semiconductor Corp.(a)                                      7,155      32,484
Pericom Semiconductor Corp.(a)                                 1,267      11,948
Pixelworks, Inc.(a)                                            2,347      26,615
PLX Technology, Inc.(a)                                        1,200      12,480
Portalplayer, Inc.(a)                                            400       9,872
Sigmatel, Inc.(a)                                              1,500      53,295
Sirf Technology Holdings, Inc.(a)                                700       8,904
Skyworks Solutions, Inc.(a)                                    8,805      83,030
Staktek Holdings, Inc.(a)                                        500       2,320
Tessera Technologies, Inc.(a)                                  1,600      59,536
Transmeta Corp.(a)                                             9,495      15,477
Tripath Technology, Inc.(a)                                    2,000       2,500
TriQuint Semiconductor, Inc.(a)                                8,086      35,983
Varian Semiconductor Equipment Associates, Inc.(a)             2,096      77,237
Veeco Instruments, Inc.(a)                                     1,409      29,688
Vitesse Semiconductor Corp.(a)                                12,836      45,311
Volterra Semiconductor Corp.(a)                                  300       6,647
                                                                       ---------
                                                                       1,279,645
                                                                       ---------
SOFTWARE--3.5%
Alico, Inc.                                                      214      12,523
Alloy, Inc.(a)                                                 1,932      15,591
Altiris, Inc.(a)                                               1,138      40,319
Ansoft Corp.(a)                                                  324       6,545
Ariba, Inc.                                                    3,517      58,382
Ascential Software Corp.(a)                                    3,504      57,150
AsiaInfo Holdings, Inc.(a)                                     2,097      12,498
At Road, Inc.(a)                                               2,031      14,034
Atari, Inc.(a)                                                   580       1,699
Authentidate Holding Corp.(a)                                  1,700      10,523
Blackbaud, Inc.(a)                                               500       7,320
Blackboard, Inc.(a)                                              400       5,924
Borland Software Corp.(a)                                      4,764      55,644
CNET Networks, Inc.(a)                                         7,574      85,056
Computer Programs & Systems, Inc.                                272       6,297
Concord Communications, Inc.(a)                                1,049      11,623
CSG Systems International, Inc.(a)                             2,938      54,941
EarthLink, Inc.(a)                                             7,770      89,510
eFunds Corp.(a)                                                2,787      66,916
Embarcadero Technologies, Inc.(a)                              1,211      11,396
EPIQ Systems, Inc.(a)                                            822      12,034
eResearch Technology, Inc.                                        2,606   41,305
eSpeed, Inc.(a)                                                   1,301   16,093
F5 Networks, Inc.(a)                                              1,966   95,784
FileNET Corp.(a)                                                  2,585   66,590
FindWhat.com(a)                                                   1,501   26,613
Homestore.com, Inc.(a)                                            6,725   20,377
Identix, Inc.(a)                                                  5,248   38,730
Infocrossing, Inc.(a)                                               900   15,237
Informatica Corp.(a)                                              5,104   41,444
InfoSpace, Inc.(a)                                                1,845   87,730
Inphonic, Inc.(a)                                                   400   10,992
Inter-Tel, Inc.                                                   1,146   31,377
JDA Software Group, Inc.(a)                                       1,398   19,041
Keane, Inc.(a)                                                    2,908   42,748
Lawson Software, Inc.(a)                                          3,274   22,492
Looksmart Ltd.(a)                                                 5,658   12,391
Magma Design Automation, Inc.(a)                                  1,340   16,830
ManTech International Corp., Class A(a)                             948   22,506
Manugistics Group, Inc.(a)                                        3,179    9,124
MatrixOne, Inc.(a)                                                3,007   19,696
Micromuse, Inc.(a)                                                4,651   25,813
MicroStrategy, Inc., Class A(a)                                     587   35,367
Midway Games, Inc.(a)                                             2,700   28,350
MRO Software, Inc.(a)                                             1,108   14,426
NDCHealth Corp.                                                   2,108   39,188
Neoforma, Inc.(a)                                                   408    3,138
Net2Phone, Inc.(a)                                                2,121    7,211
NetIQ Corp.(a)                                                    3,339   40,769
NIC, Inc.(a)                                                      1,800    9,144
Omnicell, Inc.(a)                                                 1,187   13,057
Openwave Systems, Inc.                                            3,781   58,454
OPNET Technologies, Inc.(a)                                         567    4,774
Opsware, Inc.(a)                                                  3,044   22,343
Parametric Technology Corp.(a)                                   15,882   93,545
PDF Solutions, Inc.(a)                                              886   14,273
Pegasystems, Inc.(a)                                                553    4,717
Per-Se Technologies, Inc.(a)                                      1,216   19,249
Pinnacle Systems, Inc.(a)                                         4,023   24,540
Plato Learning, Inc.(a)                                           1,300    9,685
Portal Software, Inc.(a)                                          1,874    4,966
ProQuest Co.(a)                                                   1,296   38,491
Quality Systems, Inc.(a)                                            118    7,056
Renaissance Learning, Inc.                                          369    6,849
Salesforce.com, Inc.(a)                                             600   10,164
Schawk, Inc.                                                        407    7,399
SeaChange International, Inc.(a)                                  1,304   22,742
SeeBeyond Technology Corp.(a)                                     2,852   10,210
SERENA Software, Inc.(a)                                          1,336   28,911
Sohu.com, Inc.(a)                                                 1,188   21,039
SPSS, Inc.(a)                                                       695   10,870
SRA International, Inc., Class A(a)                                 819   52,580
Stellent, Inc.(a)                                                 1,173   10,346
SupportSoft, Inc.(a)                                              2,147   14,299
THQ, Inc.(a)                                                      2,222   50,973
TradeStation Group, Inc.(a)                                       1,032    7,245
Trident Microsystems, Inc.(a)                                     1,100   18,392
TriZetto Group, Inc. (The)(a)                                     1,947   18,497
Ulticom, Inc.(a)                                                    484    7,759
ValueClick, Inc.(a)                                               4,712   62,811
Verint Systems, Inc.(a)                                             693   25,177
Vignette Corp.(a)                                                17,080   23,741
webMethods, Inc.(a)                                               2,732   19,698

Websense, Inc.(a)                                              1,218      61,777
Wind River Systems, Inc.(a)                                    4,168      56,476
                                                                       ---------
                                                                       2,359,536
                                                                       ---------
TELECOMMUNICATIONS--2.1%
Adaptec, Inc.(a)                                               6,404      48,606
AirGate PCS, Inc.(a)                                             700      24,920
Airspan Networks, Inc.(a)                                      1,800       9,774
Alamosa Holdings, Inc.(a)                                      4,400      54,868
Anaren, Inc.(a)                                                1,112      14,412
Anixter International, Inc.                                    1,742      62,694
Applied Signal Technology, Inc.                                  433      15,263
Aspect Communications Corp.(a)                                 2,334      26,001
Atheros Communications, Inc.(a)                                  400       4,100
Audiovox Corp., Class A(a)                                       975      15,386
Boston Communications Group, Inc.(a)                           1,063       9,822
Brightpoint, Inc.(a)                                           1,100      21,494
Broadwing Corp.                                                2,860      26,055
C-COR.net Corp.(a)                                             2,496      23,213
Carrier Access Corp.(a)                                        1,100      11,748
Catapult Communications Corp.(a)                                 423      10,220
Centennial Communications Corp.(a)                               738       5,852
Charter Communications, Inc., Class A(a)                      15,891      35,596
Commonwealth Telephone Enterprises, Inc.(a)                    1,175      58,350
Comtech Telecommunications Corp.(a)                              832      31,292
CT Communications, Inc.                                        1,110      13,653
D&E Communications, Inc.                                         762       9,182
Ditech Communications Corp.(a)                                 1,783      26,656
Dobson Communications Corp., Class A(a)                        6,549      11,264
Eagle Broadband, Inc.(a)                                      11,900       7,854
EMS Technologies, Inc.(a)                                        511       8,493
Finisar Corp.(a)                                               9,750      22,230
General Communication, Inc. Class A(a)                         2,684      29,631
Golden Telecom, Inc.                                             865      22,853
Infonet Services Corp., Class B(a)                             3,730       7,535
InterVoice-Brite, Inc.(a)                                      2,053      27,408
Intrado, Inc.(a)                                                 973      11,773
Iowa Telecommunications Service                                1,100      23,727
ITC Deltacom, Inc.(a)                                            600       1,026
Itron, Inc.(a)                                                 1,127      26,947
Jamdat Mobile, Inc.(a)                                           400       8,260
MarketWatch.com, Inc.(a)                                         663      11,934
MasTec, Inc.(a)                                                1,284      12,981
MRV Communications, Inc.(a)                                    6,250      22,938
Newport Corp.(a)                                               2,482      34,996
Nms Communications Corp.(a)                                    2,700      17,037
North Pittsburgh Systems, Inc.                                   915      22,628
Novatel Wireless, Inc.(a)                                      1,000      19,380
Optical Communication Products, Inc.(a)                        1,038       2,595
Paradyne Networks Corp.(a)                                     2,300       8,257
Powerwave Technologies, Inc.(a)                                6,209      52,652
Price Communications Corp.                                     2,296      42,683
Primus Telecommunications Group, Inc.(a)                       4,346      13,820
PTEK Holdings, Inc.(a)                                         3,745      40,109
SBA Communications Corp.(a)                                    2,834      26,300
SpectraLink Corp.                                              1,083      15,357
Standard Microsystems Corp.                                    1,091      19,453
TALX Corp.                                                       782      20,168
Tekelec(a)                                                     2,908      59,439
Terremark Worldwide, Inc.(a)                                  17,700      11,328
Time Warner Telecom, Inc., Class A(a)                          2,886      12,583

Tippingpoint Technologies, Inc.(a)                               200       9,340
Triton PCS Holdings, Inc., Class A(a)                          2,205       7,541
Ubiquitel, Inc.(a)                                             4,200      29,904
United Online, Inc.(a)                                         3,091      35,639
USA Mobility, Inc.(a)                                          1,562      55,153
WebEx Communications, Inc.(a)                                  1,896      45,087
Westell Technologies, Inc., Class A(a)                         2,864      19,475
WJ Communications(a)                                           2,000       6,880
Zhone Technologies, Inc.(a)                                    3,200       8,288
                                                                       ---------
                                                                       1,452,103
                                                                       ---------
TELECOMMUNICATIONS EQUIPMENT--0.7%
Arris Group, Inc.(a)                                           5,188      36,524
Avanex Corp.(a)                                                4,744      15,703
CommScope, Inc.(a)                                             3,205      60,574
Harmonic, Inc.(a)                                              4,215      35,153
InterDigital Communications Corp.(a)                           3,300      72,929
Ixia(a)                                                        1,418      23,837
KVH Industries, Inc.(a)                                          877       8,595
Oplink Communications, Inc.(a)                                 6,316      12,443
RF Micro Devices, Inc.(a)                                     10,944      74,856
Stratex Networks, Inc.(a)                                      5,608      12,674
Sycamore Networks, Inc.(a)                                    10,281      41,741
Symmetricom, Inc.(a)                                           2,642      25,654
Terayon Communication Systems, Inc.(a)                         3,978      10,780
Viasat, Inc.(a)                                                1,147      27,838
                                                                       ---------
                                                                         459,301
                                                                       ---------
TELEPHONE--0.2%
Cincinnati Bell, Inc.(a)                                      14,500      60,174
Shenandoah Telecommunications Co.                                350      10,483
SureWest Communications                                          890      25,232
Talk America Holdings, Inc.(a)                                 1,470       9,731
                                                                       ---------
                                                                         105,620
                                                                       ---------
TEXTILES--0.4%
Angelica Corp.                                                   568      15,364
G & K Services, Inc.                                             988      42,899
Guess ?, Inc.(a)                                                 882      11,069
Interface, Inc. Class A(a)                                     2,614      26,062
Kellwood Co.                                                   1,724      59,478
Perry Ellis International, Inc.(a)                               287       5,840
Shoe Carnival, Inc.(a)                                           375       4,875
Steven Madden, Ltd.(a)                                           565      10,656
UniFirst Corp.                                                   460      13,009
Wolverine World Wide, Inc.                                     2,260      71,009
                                                                       ---------
                                                                         260,261
                                                                       ---------
TOBACCO--0.1%
Star Scientific, Inc.(a)                                       1,641       8,344
Universal Corp.                                                1,358      64,968
Vector Group, Ltd.                                             1,323      22,001
                                                                       ---------
                                                                          95,313
                                                                       ---------
TOYS/GAMES/HOBBIES--0.2%
Action Performance Companies, Inc.                               945      10,386
Department 56, Inc.(a)                                           769      12,804

Jakks Pacific, Inc.(a)                                        1,546       34,182
Leapfrog Enterprises, Inc.(a)                                 1,500       20,400
Multimedia Games, Inc.                                        1,258       19,826
RC2 Corp.(a)                                                  1,009       32,893
Topps Co. (The)                                               2,053       20,017
                                                                      ----------
                                                                         150,508
                                                                      ----------
TRANSPORTATION--2.1%
Alexander & Baldwin, Inc.                                     2,430      103,081
Arctic Cat, Inc.                                                675       17,901
Arkansas Best Corp.                                           1,229       55,170
Central Freight Lines, Inc.(a)                                  400        2,520
Covenant Transport, Inc., Class A(a)                            410        8,536
Dollar Thrifty Automotive Group, Inc.(a)                      1,343       40,559
EGL, Inc.(a)                                                  2,117       63,277
Florida East Coast Industries, Inc.                           1,199       54,075
Forward Air Corp.(a)                                          1,224       54,713
Genesee & Wyoming, Inc., Class A                                974       27,399
Greenbrier Cos., Inc.                                           300       10,155
GulfMark Offshore, Inc.(a)                                      857       19,085
Heartland Express, Inc.                                       2,665       59,883
Hub Group, Inc.(a)                                              300       15,666
Kansas City Southern Industries, Inc.(a)                      3,679       65,229
Kirby Corp.(a)                                                1,159       51,436
Laidlaw International, Inc.(a)                                6,100      130,539
Landstar System, Inc.(a)                                      1,752      129,016
Marten Transport, Ltd.(a)                                       400        9,092
Offshore Logistics, Inc.(a)                                   1,169       37,957
Old Dominion Freight Line, Inc.                                 988       34,382
Overnite Corp.                                                1,700       63,308
Overseas Shipholding Group, Inc.                              1,708       94,282
P.A.M. Transportation Services, Inc.(a)                         273        5,119
Pacer International, Inc.(a)                                  1,515       32,209
Quality Distribution, Inc.(a)                                   400        3,376
RailAmerica, Inc.(a)                                          2,079       27,131
SCS Transportation, Inc.(a)                                     853       19,935
Seabulk International, Inc.(a)                                  253        3,064
Swift Transportation Co., Inc.(a)                             2,700       57,996
US Xpress Enterprises, Inc.(a)                                  262        7,677
USF Corp.                                                     1,759       66,754
Werner Enterprises, Inc.                                      2,800       63,392
                                                                      ----------
                                                                       1,433,914
                                                                      ----------
TRUCKING & LEASING--0.2%
Amerco(a)                                                       400       18,392
GATX Corp.                                                    2,867       84,749
                                                                      ----------
                                                                         103,141
                                                                      ----------
WATER--0.2%
American States Water Co.                                     1,008       26,208
California Water Service Group                                  914       34,413
Connecticut Water Service, Inc.                                 361        9,563
Middlesex Water Co.                                             644       12,197
SJW Corp.                                                       291       10,592
Southwest Water Co.                                           1,032       13,882
                                                                      ----------
                                                                         106,855
                                                                      ----------

TOTAL COMMON STOCKS (Cost $55,520,059)
                                                                      65,890,705
                                                                      ----------

                                                          Amount      Principal
                                                        ----------   -----------
CORPORATE BOND--0.0%
METAL HARDWARE - 0.0%
Muller Industries, Inc.  6.00%, 11/01/14                $   15,000        14,775
                                                                     -----------
TOTAL CORPORATE BOND (Cost $15,000)

SHORT-TERM INVESTMENTS--3.0%
The Bank of New York Cash Reserve                        1,887,480     1,887,480
U.S. Treasury Bill 1.67% (1), 2/17/05 (2)                  150,000       149,673
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,037,153)                         2,037,153
                                                                     -----------

TOTAL INVESTMENTS (Cost $57,572,212)--99.7%                           67,942,633

OTHER ASSETS LESS LIABILITIES--0.3%                                      176,314
                                                                     -----------

Net Assets--100.0%                                                   $68,118,947
                                                                     -----------

(a) Represents non-income producing securities.
(1) Yield to maturity.
(2) See Note 6 regarding future contracts.

The accompanying notes are an integral part of these financial statements.

E*TRADE Russell 2000 Index Fund
Representation of Investments
December 31, 2004 (Unaudited)

Industry                                        Value      % of Total Net Assets
--------------------------------------------------------------------------------

BANKS                                        $ 6,920,972            10.2%
REAL ESTATE INVESTMENT TRUSTS                  4,655,328             6.8%
HEALTH CARE                                    3,431,724             5.0%
COMPUTERS                                      3,395,065             5.0%
COMMERCIAL SERVICES                            3,004,113             4.4%
RETAIL                                         2,997,256             4.4%
PHARMACEUTICALS                                2,895,433             4.3%
ELECTRONICS                                    2,731,131             4.0%
OIL & GAS PRODUCERS                            2,666,622             3.9%
SOFTWARE                                       2,359,536             3.5%
CHEMICALS                                      1,889,721             2.8%
MACHINERY                                      1,753,769             2.6%
INSURANCE                                      1,557,676             2.3%
FOOD                                           1,476,074             2.2%
TELECOMMUNICATIONS                             1,452,103             2.1%
TRANSPORTATION                                 1,433,914             2.1%
SEMICONDUCTORS                                 1,279,645             1.9%
OIL & GAS SERVICES                             1,212,412             1.8%
ENTERTAINMENT                                  1,193,041             1.8%
BIOTECHNOLOGY                                  1,164,177             1.7%
DIVERSIFIED FINANCIAL SERVICES                 1,121,019             1.6%
ELECTRIC                                       1,048,255             1.5%
MEDIA                                            886,086             1.3%
BUILDING MATERIALS                               735,326             1.1%
HOUSEHOLD PRODUCTS/WARES                         688,650             1.0%
IRON/STEEL                                       673,755             1.0%
MANUFACTURERS                                    658,533             1.0%
HOME BUILDERS                                    644,438             0.9%
AUTO PARTS & EQUIPMENT                           639,051             0.9%
DISTRIBUTION/WHOLESALE                           529,401             0.8%
AEROSPACE/DEFENSE                                500,381             0.7%
METALS - DIVERSIFIED                             487,266             0.7%
REAL ESTATE                                      463,012             0.7%
TELECOMMUNICATIONS EQUIPMENT                     459,301             0.7%
APPAREL                                          439,924             0.6%
AIRLINES                                         435,837             0.6%
FOREST PRODUCTS & PAPER                          409,882             0.6%
HOME FURNISHINGS                                 383,146             0.6%
ENVIRONMENTAL CONTROL                            350,570             0.5%
GAS                                              343,606             0.5%
ADVERTISING                                      342,984             0.5%
COMPUTERS, PERIPHERAL & SOFTWARE                 332,262             0.5%
ELECTRICAL COMPONENTS & EQUIPMENT                318,240             0.5%
MINING                                           290,320             0.4%
PACKAGING & CONTAINERS                           288,972             0.4%
TEXTILES                                         260,261             0.4%
HAND/MACHINE TOOLS                               244,536             0.4%
LEISURE TIME                                     236,525             0.3%
MANUFACTURING                                    231,943             0.3%
LODGING                                          208,927             0.3%
AUTO MANUFACTURERS                               196,352             0.3%
METAL FABRICATE/HARDWARE                         176,152             0.2%
ENERGY                                           171,705             0.3%
ENGINEERING & CONSTRUCTION                       166,375             0.2%
TOYS/GAMES/HOBBIES                               150,508             0.2%
OFFICE/BUSINESS EQUIPMENT                        147,604             0.2%
HOLDING COMPANIES                                116,606             0.2%
WATER                                            106,855             0.2%
TELEPHONE                                        105,620             0.2%
TRUCKING & LEASING                               103,141             0.2%
TOBACCO                                           95,313             0.1%
COSMETICS/PERSONAL CARE                           94,139             0.1%
AGRICULTURE                                       83,993             0.1%
BEVERAGES                                         68,996             0.1%
SHORT-TERM INVESTMENTS AND OTHER
   ASSETS LESS LIABILITIES                     2,213,467             3.3%
                                             -----------           -----
TOTAL NET ASSETS                             $68,118,947           100.0%
                                             ===========           =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $57,572,212) (Note 2)             $67,942,633
Receivable for fund shares purchased                                     129,733
Dividends and interest receivable                                         84,607
Due from E*TRADE Asset Management, Inc. (Note 3)                          71,369
Variation margin receivable (Note 6)                                       1,344
                                                                     -----------
   TOTAL ASSETS                                                       68,229,686
                                                                     -----------
LIABILITIES
Payable for fund shares redeemed                                          36,902
Accrued advisory fee (Note 3)                                              8,337
Accrued administration fee (Note 3)                                        8,337
Accrued shareholder servicing fee (Note 3)                                13,896
Accrued other expenses                                                    43,267
                                                                     -----------
   TOTAL LIABILITIES                                                     110,739
                                                                     -----------
TOTAL NET ASSETS                                                     $68,118,947
                                                                     ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                                $    54,257
Paid-in capital, in excess of par                                     57,202,376
Undistributed net investment income                                       12,285
Accumulated net realized gain (loss) on investments and futures
   contracts                                                             462,122
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                  10,387,907
                                                                     -----------
TOTAL NET ASSETS                                                     $68,118,947
                                                                     ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)             5,425,698
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $     12.55
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2004
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $81)                 $  631,733
   Interest                                                               6,817
                                                                     ----------
   TOTAL INVESTMENT INCOME                                              638,550
                                                                     ----------
EXPENSES (NOTE 3):
   Advisory fee                                                          73,978
   Administration fee                                                    73,978
   Shareholder servicing fees                                           123,296
   Custodian fee                                                        136,094
   Transfer and dividend disbursing agent                                51,754
   Audit and tax services                                                29,974
   Other expenses                                                         6,226
                                                                     ----------
   TOTAL EXPENSES BEFORE WAIVER                                         495,300
Waived fees and reimbursed expenses (Note 3)                           (314,315)
                                                                     ----------
   NET EXPENSES                                                         180,985
                                                                     ----------
NET INVESTMENT INCOME                                                   457,565
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                                2,439,364
   Futures contracts                                                    382,003
Net increase from payments by affiliates                                 42,030
Net change in unrealized appreciation (depreciation) of:
   Investments                                                        5,645,465
   Futures contracts                                                    (22,895)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS                                                  8,485,967
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $8,943,532
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Year Ended   For the Year Ended
                                                        December 31, 2004    December 31, 2003
                                                       ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income                                     $    457,565         $   139,587
Net realized gain (loss) on sale of investments and
   futures contracts                                         2,821,367             245,664
Net increase from payments by affiliates                        42,030                  --
Net change in unrealized appreciation (depreciation)
   of investments and futures contracts                      5,622,570           7,376,272
                                                          ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                8,943,532           7,761,523
                                                          ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                      (384,738)           (128,199)
Distributions from net realized gain on sale of
   investments                                              (2,315,537)                 --
                                                          ------------         -----------
                                                            (2,700,275)           (128,199)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                            36,915,986          18,510,677
Value of shares issued in reinvestment of dividends
   and distributions                                         2,513,604             115,915
Cost of shares redeemed                                    (11,452,739)         (4,962,782)
                                                          ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK                   27,976,851          13,663,810
                                                          ------------         -----------
REDEMPTION FEES (Note 2)                                        17,944               6,219
                                                          ------------         -----------
NET INCREASE IN NET ASSETS                                  34,238,052          21,303,353
   NET ASSETS:
BEGINNING OF PERIOD                                         33,880,895          12,577,542
                                                          ------------         -----------
END OF PERIOD                                             $ 68,118,947         $33,880,895
                                                          ============         ===========
SHARE TRANSACTIONS:
Number of shares sold                                        3,184,847           1,888,516
Number of shares reinvested                                    203,293              13,364
Number of shares redeemed                                     (996,201)           (492,418)
                                                          ------------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                2,391,939           1,409,462
                                                          ============         ===========

* Includes undistributed net investment income of $12,285 and $14,162 for the periods ended December 31, 2004 and December 31, 2003, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Year Ended             Year Ended               Year Ended
                                           December 31, 2004   December 31, 2003/(6)/   December 31, 2002/(6)/
                                           -----------------   ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 11.17                $  7.74                  $  9.89
                                             -------                -------                  -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net investment Income                        0.11/(1)/              0.07/(1)/                0.07
   Net realized and unrealized gain
      (loss) on investments                     1.80                   3.42                    (2.14)
                                             -------                -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS             1.91                   3.49                    (2.07)
                                             -------                -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
      income                                   (0.08)                 (0.06)                   (0.05)
   Distributions from net realized gains       (0.45)                    --                    (0.04)
                                             -------                -------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (0.53)                 (0.06)                   (0.09)
                                             -------                -------                  -------
REDEMPTION FEES ADDED TO PAID-IN
   CAPITAL                                        --/(2)/                --/(2)/                0.01
                                             -------                -------                  -------
NET ASSET VALUE, END OF PERIOD               $ 12.55                $ 11.17                  $  7.74
                                             =======                =======                  =======
   TOTAL RETURN/(5)/                           17.30%                 45.39%                  (20.87)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s
      omitted)                               $68,119                $33,881                  $12,578
   Ratio of expenses to average net
      assets                                    0.37%/(3)/             0.65%/(3)/               0.65%/(3)/
   Ratio of net investment income to
      average net assets                        0.93%/(4)/             0.70%/(4)/               0.84%/(4)/
   Portfolio turnover rate                     34.58%                  3.53%/(7)/              27.96%/(8)/

                                                                          Period from
                                                                       December 29, 2000
                                                                         (commencement
                                                 Year Ended         of operations) through
                                           December 31, 2001/(6)/      December 31, 2000
                                           ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.00              $10.00
                                                -------              ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net investment lncome                           0.09                  --
   Net realized and unrealized gain
      (loss) on investments                        0.07                  --
                                                -------              ------
   TOTAL FROM INVESTMENT OPERATIONS                0.16                  --
                                                -------              ------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
      income                                      (0.09)                 --
   Distributions from net realized gains          (0.19)                 --
                                                -------              ------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (0.28)                 --
                                                -------              ------
REDEMPTION FEES ADDED TO PAID-IN
   CAPITAL                                         0.01                  --
                                                -------              ------
NET ASSET VALUE, END OF PERIOD                  $  9.89              $10.00
                                                =======              ======
   TOTAL RETURN/(5)/                               1.82%               0.00%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s
      omitted)                                  $8 ,418              $    1
   Ratio of expenses to average net
      assets                                       0.65%/(3)/            --
   Ratio of net investment income to
      average net assets                           0.90%/(4)/            --
   Portfolio turnover rate                        45.87%/(8)/           0.00%/(8)(9)(10)/

----------
/(1)/ Calculated based on average shares outstanding.

/(2)/ Rounds to less than $0.01.

/(3)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.00%, 1.61%, 1.87%, and
     1.53%, respectively.

/(4)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.29%, (0.25)%, (0.38)%
     and 0.02%, respectively.

/(5)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ Portfolio turnover rate of the Russell 2000 Index Master Portfolio.

/(9)/ For the period December 29, 2000 (commencement of operations) through
     December 31, 2000 and is not indicative of a full year's operating results.

/(10)/ Rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. ORGANIZATION

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the Russell 2000 Index.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                                              2004        2003
                                                           ---------------------
Distributions paid from:
Ordinary Income                                            $  979,078   $128,199
Long-term capital gain                                      1,721,197         --
                                                           ---------------------
                                                           $2,700,275   $128,199
                                                           ---------------------

At December 31, 2004, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                                        $   160,663
Unrealized Appreciation                                               10,276,872
Undistributed Capital Gain                                               424,779
                                                                     -----------
Total                                                                $10,862,314

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

As of December 31, 2004, for federal income tax purposes, the Fund has no capital loss carryforward.

At December 31, 2004, the cost of investments for federal income tax purposes was $57,665,761. Net unrealized appreciation aggregated $10,276,872, of which $12,746,899 represented gross unrealized appreciation on securities and $2,470,027 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2004 and December 31, 2003 were $17,944 and $6,219, respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently entitled to receive an advisory fee at an annual rate of 0.15% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.07% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM is entitled to receive an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.26% of the Fund's average daily net assets. Prior to April 29, 2004, the expense limit for the Fund was 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $656,002 was eligible for reimbursement as of December 31, 2004.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2004.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of December 31, 2004:

-------------------------------------------------------------------
                                         Notional    Net Unrealized
Number of      Futures     Expiration    Contract     Appreciation
Contracts       Index         Date        Value      (Depreciation)
-------------------------------------------------------------------
    6       Russell 2000    03/18/05    $1,961,850       $17,486
-------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,673.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2004.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2004.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $42,163,715 and $16,534,933, respectively, for the year ended December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities of the E*TRADE Russell 2000 Index Fund (one of the nine operating series comprising the E*TRADE Funds (the "Trust")), including the schedule of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes the consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Russell 2000 Index Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
-------------------------
New York, New York
February 25, 2005

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                         NON-INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Steven Grenadier           Since February 1999      Mr. Grenadier is a           None
4500 Bohannon Drive                                 Professor of Finance at
Menlo Park, CA 94025                                the Graduate School of
Age: 40                                             Business at Stanford
Trustee                                             University, where he has
                                                    been employed as a
                                                    professor since 1992.
----------------------------------------------------------------------------------------------------------
Cheryl A. Burgermeister    Since February 2004      Ms. Burgermeister has been   The Select Sector SPDR
4500 Bohannon Drive                                 self-employed as a           Trust
Menlo Park, CA 94025                                financial consultant since
Age: 53                                             October 2003. She is also
Trustee                                             Trustee, Treasurer and
                                                    Finance Trust Committee
                                                    Chairman of the Portland
                                                    Community College
                                                    Foundation since 2001. She
                                                    was a Trustee of the Zero
                                                    Gravity Internet Fund from
                                                    2000 to 2001. Ms.
                                                    Burgermeister was a
                                                    Director and Treasurer of
                                                    the Crabbe Huson family of
                                                    funds from 1988-1999.
----------------------------------------------------------------------------------------------------------
Ashley T. Rabun            Since February 1999      Ms. Rabun is the Founder     None
4500 Bohannon Drive                                 and Chief Executive
Menlo Park, CA 94025                                Officer of Investor Reach,
Age: 52                                             a consulting firm
Trustee                                             specializing in marketing
                                                    and distribution
                                                    strategies for financial
                                                    services companies formed
                                                    in September 1996.
----------------------------------------------------------- ----------------------------------------------
George J. Rebhan           Since December 1999      Mr. Rebhan retired in        Advisors Series Trust
4500 Bohannon Drive                                 December 1993, and prior
Menlo Park, CA 94025                                to that he was President
Age: 70                                             of Hotchkis and Wiley
Chairman and Trustee                                Funds (investment company)
                                                    from 1985 to 1993.
----------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Shelly J. Meyers /(2)/     Since February 1999      Since July 2003, Ms.         None
4500 Bohannon Drive                                 Meyers has served as
Menlo Park, CA 94025                                Executive Vice President
Age: 45                                             and portfolio manager for
Trustee                                             Pacific Global Investment
                                                    Management Company, a
                                                    registered investment
                                                    adviser. Until March 2004,
                                                    Ms. Myers was the manager,
                                                    Chief Executive Officer,
                                                    and founder of Myers
                                                    Capital Management, a
                                                    registered investment
                                                    adviser
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                                    formed in January
                                                    1996.
----------------------------------------------------------------------------------------------------------
Mitchell H. Caplan/(2)/     Since February 2002      Mr. Caplan is Chief          E*TRADE FINANCIAL
4500 Bohannon Drive                                 Executive Officer of         Corporation
Menlo Park, CA 94025                                E*TRADE FINANCIAL
Age: 47                                             Corporation. He also is a
Trustee                                             director or officer of
                                                    various affiliates of
                                                    E*TRADE FINANCIAL
                                                    Corporation, including a
                                                    Director of E*TRADE Asset
                                                    Management and E*TRADE
                                                    Global Asset Management,
                                                    Inc. He previously served
                                                    as Vice Chairman of the
                                                    Board of Directors,
                                                    President and Chief
                                                    Executive Officer of
                                                    Telebanc Financial
                                                    Corporation and Telebank
                                                    (renamed E*TRADE Bank)
                                                    from 1993-2000.
----------------------------------------------------------------------------------------------------------
                                                OFFICERS
----------------------------------------------------------------------------------------------------------
Dennis Webb                Since May 2004           Dennis Webb is Chief         Not applicable
4500 Bohannon Drive                                 Institutional Officer and
Menlo Park, CA 94025                                President of E*TRADE
Age: 39                                             Capital Markets.
President
                                                    Prior to that, Mr. Webb
                                                    was the Chief Executive
                                                    Officer of E*TRADE Global
                                                    Asset Management, Inc.
                                                    (ETGAM). Mr. Webb has also
                                                    been Chairman of E*TRADE
                                                    Bank's Asset and Liability
                                                    Committee and was
                                                    responsible for the Bank's
                                                    $15 billion derivative
                                                    portfolio until he joined
                                                    ETGAM in June 2001.

                                                    Prior to joining E*TRADE
                                                    FINANCIAL Corporation in
                                                    2000, he was the Senior
                                                    Vice President of
                                                    Asset/Liability Management
                                                    of Allfirst Bank, an $18
                                                    billion regional bank
                                                    based in Baltimore,
                                                    Maryland.
----------------------------------------------------------------------------------------------------------
Elizabeth Gottfried        Since November 2000      Ms. Gottfried is Vice        Not applicable
4500 Bohannon Drive                                 President of E*TRADE Asset
Menlo Park, CA 94025                                Management, and also a
Age: 44                                             Business Manager of
Vice President and                                  E*TRADE Global Asset
Treasurer                                           Management, Inc. Ms.
                                                    Gottfried joined E*TRADE
                                                    Asset Management in
                                                    September 2000. Prior to
                                                    that, she worked at Wells
                                                    Fargo Bank from 1984 to
                                                    2000 and managed various
                                                    areas of Wells Fargo's
                                                    mutual fund group.
----------------------------------------------------------------------------------------------------------
Marc R. Duffy              Since February 2004      Mr. Duffy joined E*TRADE     Not applicable
4500 Bohannon Drive                                 Asset Management in
Menlo Park, CA 94025                                January 2004. Prior to
                                                    that, he worked
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
Age: 46                                             at Legg Mason Wood Walker,
Vice President,                                     Inc. from 1999 to 2003 and
Secretary and Chief                                 was responsible for legal
Legal Officer                                       issues related to the Legg
                                                    Mason mutual funds.
---------------------------------------------------------------------------------------------------------

/(1)/ Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

/(2)/ Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

/(3)/ Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the period ended December 31, 2004.

I hope you will find the Annual Report valuable and informative.

Despite a slight rise in interest rates late in the year, rates were still low and this--combined with robust underlying growth in U.S. productivity--fueled the U.S. economy's continued steady recovery.

Against this background, the E*TRADE Index Funds remained the lowest-cost index funds in the industry,/1/ and investors again saw the Funds as an easy, low-cost way to gain broad diversification and balance their holdings.

Many investors also took advantage of our free Automatic Investment Plan/2/ as an easy way to add to their portfolios over time through regular automatic investments in the Funds. I encourage you to consider this option by visiting www.etrade.com/autoinvest.

Here is a high-level view of the year's results:

                                                One-Year Total Return for Period
            Fund Name                                   Ended 12/31/04/3/
            ---------                           --------------------------------
E*TRADE S&P 500 Index Fund                                   10.62%
E*TRADE Russell 2000 Index Fund                              17.30%
E*TRADE International Index Fund                             19.38%
E*TRADE Technology Index Fund                                 2.15%

Thank you for your continued investment in the Funds. We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid, diversified portfolio, and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------------------
Dennis Webb
President, E*TRADE Funds

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended only for current shareholders who have received a copy of the appropriate prospectus. For a current prospectus containing more complete information, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. Read the prospectus carefully before you invest.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Please visit www.etradefunds.etrade.com and click on the "Report Card" link for more current performance.

1 For more important information and details about the E*TRADE Funds, please visit www.etradefunds.etrade.com. As commissioned by E*TRADE Asset Management, Inc. ("ETAM"), Lipper determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses as of February 1, 2005, by comparing them with other Pure Index Funds in the same Lipper Investment Classifications/Objective, while excluding institutional and other mutual funds requiring minimum investments of $250,000 or more and exchange-traded funds. The E*TRADE Index Funds' expenses are the lowest because they are contractually limited through April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that the expense limits will continue beyond April 2006 or will continue at specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified levels if the E*TRADE Index Funds' assets do not increase significantly by April 30, 2006.

Effective September 30, 2004, ETAM began assessing an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee is not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee is waived if your total E*TRADE Funds assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

2 Automatic investment plans and dollar-cost averaging do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

3 ETAM has waived a portion of its management fees or assumed responsibility for other expenses, which reduce operating expenses and increases total return to shareholders. Without these reductions, the Fund's investment results would have been lower.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending.

Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C)2005 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE Technology Index Fund
Management Discussion and Analysis

The E*TRADE Technology Index Fund ("Fund") seeks to match, before fees and expenses, the performance of the Goldman Sachs Technology Composite Index ("Index"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The unmanaged Index is one of the broadest measures of U.S. traded technology stocks available.

The Fund posted a 2.15% return for the year ended December 31, 2004, compared to the 2.92% return for the Index. The strongest performance within the Goldman Sachs Technology universe for the year came from the Internet software and services, commercial services and supplies, health care equipment and supplies, and Internet catalog and retail industries. All of these industries posted returns for the year that exceeded 30%. Based on both performance and weight in the Index, the largest contributions to the Index's return for the year came from the computers and peripherals, software, Internet software and services, and Internet and catalog retail industries. In the computers and peripherals industry, Dell, Inc. contributed approximately one percentage point to the Index's return. Other major contributors to the Index's return for the one-year time period included Microsoft Corp. in the software industry, Yahoo!, Inc. in the Internet software and services industry, and eBay, Inc. in the Internet catalog and retail industry.

Strength in these industries was partially offset by weakness in the semiconductors and semiconductor equipment industry of the Index. These industries were some of the most heavily weighted in the Index as of December 31, 2004, and posted a negative return of approximately 21% for the year. Intel Corp. was the largest detractor from returns in the industry. With a weight of close to 7.5% in the Index as of December 31 and double-digit negative returns for the year, Intel Corp. reduced the Index's return by over 2.4%. The industry as a whole subtracted approximately 5.5% from the Index's return for the year. The only other industry to earn a negative return for the year was electronic equipment and instruments.

The Fund continued to meet its investment objective of closely tracking the total return of the Index by replicating the holdings represented in the Index, with the weight of each of the Fund's holdings monitored closely relative to its weight in the Index. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its benchmark is due in large part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that there are special risks inherent with an investment in this Fund, that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The following graph shows the hypothetical return of $10,000 invested in both of the Goldman Sachs Technology Index and the E*TRADE Technology Index Fund from September 1, 1999 to December 31, 2004, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                                     [CHART]

                                   Line chart

Graph - Growth of $10,000 since 09/01/1999

Goldman Sachs Technology Index   E*TRADE Technology Index Fund
------------------------------   -----------------------------
        START   $10,000.00               START   $10,000.00
   09/30/1999   $10,100.00          09/30/1999   $10,107.00
   10/31/1999   $10,457.54          10/31/1999   $10,466.81
   11/30/1999   $11,919.50          11/30/1999   $11,975.08
   12/31/1999   $14,339.16          12/31/1999   $14,368.89
   01/31/2000   $13,453.00          01/31/2000   $13,499.58
   02/29/2000   $15,893.38          02/29/2000   $15,936.25
   03/31/2000   $16,606.99          03/31/2000   $16,643.82
   04/30/2000   $15,158.86          04/30/2000   $15,207.46
   05/31/2000   $13,488.35          05/31/2000   $13,528.55
   06/30/2000   $15,147.42          06/30/2000   $15,176.33
   07/31/2000   $14,441.55          07/31/2000   $14,458.49
   08/31/2000   $16,320.40          08/31/2000   $16,329.42
   09/30/2000   $13,676.49          09/30/2000   $13,680.79
   10/31/2000   $12,643.92          10/31/2000   $12,639.68
   11/30/2000   $ 9,748.46          11/30/2000   $ 9,737.61
   12/31/2000   $ 8,913.02          12/31/2000   $ 8,906.02
   01/31/2001   $10,375.64          01/31/2001   $10,348.79
   02/28/2001   $ 7,499.52          02/28/2001   $ 7,485.28
   03/31/2001   $ 6,457.83          03/31/2001   $ 6,443.85
   04/30/2001   $ 7,690.63          04/30/2001   $ 7,658.86
   05/31/2001   $ 7,384.55          05/31/2001   $ 7,355.10

   06/30/2001   $ 7,403.75          06/30/2001   $ 7,365.95
   07/31/2001   $ 6,876.60          07/31/2001   $ 6,834.39
   08/31/2001   $ 5,981.27          08/31/2001   $ 5,944.83
   09/30/2001   $ 4,771.26          09/30/2001   $ 4,743.28
   10/31/2001   $ 5,537.52          10/31/2001   $ 5,499.14
   11/30/2001   $ 6,481.67          11/30/2001   $ 6,430.28
   12/31/2001   $ 6,366.94          12/31/2001   $ 6,320.74
   01/31/2002   $ 6,359.94          01/31/2002   $ 6,298.83
   02/28/2002   $ 5,510.25          02/28/2002   $ 5,455.33
   03/31/2002   $ 5,902.58          03/31/2002   $ 5,849.75
   04/30/2002   $ 5,179.51          04/30/2002   $ 5,126.72
   05/31/2002   $ 4,968.19          05/31/2002   $ 4,907.81
   06/30/2002   $ 4,265.69          06/30/2002   $ 4,217.78
   07/31/2002   $ 3,834.00          07/31/2002   $ 3,779.55
   08/31/2002   $ 3,784.54          08/31/2002   $ 3,735.71
   09/30/2002   $ 3,109.00          09/30/2002   $ 3,056.55
   10/31/2002   $ 3,788.32          10/31/2002   $ 3,724.72
   11/30/2002   $ 4,451.65          11/30/2002   $ 4,382.13
   12/31/2002   $ 3,803.05          12/31/2002   $ 3,735.77
   01/31/2003   $ 3,769.58          01/31/2003   $ 3,702.89
   02/28/2003   $ 3,827.25          02/28/2003   $ 3,757.69
   03/31/2003   $ 3,784.01          03/31/2003   $ 3,713.73
   04/30/2003   $ 4,178.68          04/30/2003   $ 4,096.99
   05/31/2003   $ 4,645.02          05/31/2003   $ 4,546.01
   06/30/2003   $ 4,633.41          06/30/2003   $ 4,535.10
   07/31/2003   $ 4,899.36          07/31/2003   $ 4,798.14
   08/31/2003   $ 5,238.40          08/31/2003   $ 5,126.81
   09/30/2003   $ 5,161.92          09/30/2003   $ 5,039.14
   10/31/2003   $ 5,665.72          10/31/2003   $ 5,543.06
   11/30/2003   $ 5,775.07          11/30/2003   $ 5,630.64
   12/31/2003   $ 5,864.01          12/31/2003   $ 5,729.18
   01/31/2004   $ 6,139.61          01/31/2004   $ 5,981.13
   02/29/2004   $ 5,965.86          02/29/2004   $ 5,805.86
   03/31/2004   $ 5,801.21          03/31/2004   $ 5,641.54
   04/30/2004   $ 5,463.00          04/30/2004   $ 5,301.95
   05/31/2004   $ 5,766.19          05/31/2004   $ 5,597.72
   06/30/2004   $ 5,908.04          06/30/2004   $ 5,740.13
   07/31/2004   $ 5,347.96          07/31/2004   $ 5,192.40
   08/31/2004   $ 5,081.63          08/31/2004   $ 4,940.45
   09/30/2004   $ 5,257.45          09/30/2004   $ 5,104.77
   10/31/2004   $ 5,536.62          10/31/2004   $ 5,378.63
   11/30/2004   $ 5,848.89          11/30/2004   $ 5,674.40
   12/31/2004   $ 6,035.47          12/31/2004   $ 5,852.60

                                         Average Annual Return                 Cumulative Return
                                 -------------------------------------   ----------------------------
                                                               Since                          Since
                                 1 Year   3 Year    5 Year   Inception   3 Year   5 Year    Inception
                                 -------------------------------------   ----------------------------
E*TRADE Technology Index Fund     2.15%   -2.53%   -16.44%     -8.95%    -7.41%   -59.27%    -39.84%
Goldman Sachs Technology Index    2.92%   -1.77%   -15.89%     -9.03%    -5.21%   -57.91%    -39.65%
                                 -------------------------------------   ----------------------------

--------------------------------------------------------------------------------
The E*TRADE Technology Index Fund began operations on August 13, 1999. The Index comparisons began on August 31, 1999.
--------------------------------------------------------------------------------

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, maybe worth more or less than their original cost.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the        During the
                                               06/30/04   12/31/04    Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE Technology Index Fund
   Actual                                     $1,000.00   $1,037.96         0.60%              $3.08
   Hypothetical (5% return before expenses)   $1,000.00   $1,022.12         0.60%              $3.05
----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

E*TRADE Technology Index Fund
Schedule of Investments
December 31, 2004

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
ADVERTISING--0.4%
DoubleClick, Inc. (a)                                         3,135   $   24,390
Getty Images, Inc. (a)                                        1,500      103,275
Monster Worldwide, Inc. (a)                                   2,904       97,691
                                                                      ----------
                                                                         225,356
                                                                      ----------
AEROSPACE/DEFENSE--0.1%
Titan Corp. (The) (a)                                         2,140       34,668
                                                                      ----------
COMMERCIAL SERVICES--5.5%
Accenture, Ltd., Class A (a)                                 14,451      390,177
Amazon.com, Inc. (a)                                         10,271      454,903
BearingPoint, Inc. (a)                                        5,017       40,287
ChoicePoint, Inc. (a)                                         2,288      105,225
Convergys Corp. (a)                                           3,580       53,664
eBay, Inc. (a)                                               16,734    1,945,829
Hewitt Associates, Inc., Class A (a)                          1,400       44,814
Overstock.com, Inc. (a)                                         500       34,500
                                                                      ----------
                                                                       3,069,399
                                                                      ----------
COMMUNICATIONS SERVICES--0.4%
Avaya, Inc. (a)                                              11,398      196,046
                                                                      ----------
COMPUTER FACILITIES MANAGEMENT--0.5%
Cognizant Technology Solutions Corp.                          3,384      143,245
Comverse Technology, Inc. (a)                                 5,041      123,252
                                                                      ----------
                                                                         266,497
                                                                      ----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.5%
Bea Systems, Inc. (a)                                        10,192       90,301
Brocade Communications Systems, Inc. (a)                      6,671       50,966
Computer Sciences Corp. (a)                                   4,810      271,140
Intergraph Corp. (a)                                            786       21,167
Jack Henry & Associates, Inc.                                 2,246       44,718
Network Appliance, Inc. (a)                                   9,070      301,305
TIBCO Software, Inc. (a)                                      5,326       71,049
                                                                      ----------
                                                                         850,646
                                                                      ----------
COMPUTER PERIPHERAL EQUIPMENT--8.3%
3Com Corp. (a)                                                9,611       40,078
Adaptec, Inc. (a)                                             2,767       21,002
Cisco Systems, Inc. (a)                                     166,530    3,214,028
Electronics For Imaging, Inc. (a)                             1,313       22,859
Emulex Corp. (a)                                              2,059       34,674
Juniper Networks, Inc. (a)                                   13,572      369,023
Lexmark International, Inc. (a)                               3,307      281,095
Nam Tai Electronics, Inc.                                     1,100       21,175
PalmOne, Inc. (a)                                             1,222       38,554
QLogic Corp. (a)                                              2,368       86,977
Research In Motion, Ltd.                                      4,730      389,847
Symbol Technologies, Inc.                                     6,051      104,682
                                                                      ----------
                                                                       4,623,994
                                                                      ----------
COMPUTER PROGRAMMING SERVICES--0.3%
Amdocs, Ltd. (a)                                              5,094      133,718
Informatica Corp. (a)                                         2,186       17,750
                                                                      ----------
                                                                         151,468
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

E*TRADE Technology Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
COMPUTER RELATED SERVICES--2.3%
Ariba, Inc.                                                    1,599      26,543
CACI International, Inc., Class A (a)                            712      48,509
Ceridian Corp. (a)                                             3,771      68,934
Electronic Data Systems Corp.                                 12,946     299,053
IAC/InterActivecorp (a)                                       15,850     437,777
Internet Security Systems, Inc. (a)                            1,132      26,319
Paychex, Inc.                                                  9,581     326,520
Red Hat, Inc. (a)                                              4,688      62,585
                                                                       ---------
                                                                       1,296,240
                                                                       ---------
COMPUTER STORAGE DEVICES--2.2%
EMC Corp. (a)                                                 60,588     900,944
Imation Corp.                                                    887      28,233
Sandisk Corp.                                                  4,094     102,227
Seagate Technology (a)                                        11,700     202,059
                                                                       ---------
                                                                       1,233,463
                                                                       ---------
COMPUTERS--1.8%
Anteon International Corp. (a)                                   866      36,251
Apple Computer, Inc. (a)                                      10,196     656,623
Black Box Corp.                                                  399      19,160
Kronos, Inc. (a)                                                 739      37,785
Maxtor Corp. (a)                                               6,360      33,708
Perot Systems Corp., Class A (a)                               2,837      45,477
RSA Security, Inc. (a)                                         1,800      36,108
Storage Technology Corp. (a)                                   2,740      86,611
Western Digital Corp. (a)                                      5,170      56,043
                                                                       ---------
                                                                       1,007,766
                                                                       ---------
COMPUTERS, PERIPHERAL & SOFTWARE--1.4%
Autodesk, Inc.                                                 5,844     221,779
Creative Technology, Ltd. (a)                                  2,100      31,437
InfoSpace, Inc. (a)                                              800      38,040
McAfee, Inc. (a)                                               4,062     117,514
National Instruments Corp.                                     2,042      55,645
NetIQ Corp. (a)                                                1,376      16,801
Nvida Corp. (a)                                                4,155      97,892
Open Text Corp. (a)                                            1,300      26,065
Salesforce.com, Inc. (a)                                       2,600      44,044
Sybase, Inc. (a)                                               2,422      48,319
Zebra Technologies Corp., Class A                              1,850     104,118
                                                                       ---------
                                                                         801,654
                                                                       ---------
DATA PROCESSING & PREPARATION--4.6%
Acxiom Corp.                                                   2,190      57,597
Affiliated Computer Services, Inc., Class A (a)                3,090     185,987
Automatic Data Processing, Inc.                               14,779     655,449
BISYS Group, Inc. (a)                                          3,062      50,370
DST Systems, Inc. (a)                                          2,098     109,348
FileNET Corp. (a)                                              1,000      25,760
First Data Corp.                                              21,028     894,532
Fiserv, Inc. (a)                                               4,959     199,302
SunGard Data Systems, Inc. (a)                                 7,256     205,562
Verisign, Inc. (a)                                             6,441     215,902
                                                                       ---------
                                                                       2,599,809
                                                                       ---------
DISTRIBUTION/WHOLESALE--0.4%
CDW Corp.                                                      2,092     138,804
Ingram Micro, Inc., Class A (a)                                3,964      82,451
                                                                       ---------

   The accompanying notes are an integral part of these financial statements.

E*TRADE Technology Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
                                                                         221,255
                                                                       ---------
ELECTRONIC COMPONENTS--1.0%
AVX Corp.                                                      4,415      55,629
Celestica, Inc. (a)                                            4,648      65,583
Flextronics International, Ltd. (a)                           14,155     195,622
MEMC Electronic Materials, Inc. (a)                            5,300      70,225
Sanmina-SCI Corp. (a)                                         13,223     111,999
Vishay Intertechnology, Inc. (a)                               3,790      56,926
                                                                       ---------
                                                                         555,984
                                                                       ---------
ELECTRONIC COMPUTERS--16.1%
Advent Software, Inc. (a)                                        813      16,650
Dell, Inc. (a)                                                62,824   2,647,403
Gateway, Inc. (a)                                              9,463      56,873
Hewlett-Packard Co.                                           76,354   1,601,143
International Business Machines Corp.                         42,130   4,153,175
Sun Microsystems, Inc. (a)                                    85,046     457,547
Unisys Corp. (a)                                               8,466      86,184
                                                                       ---------
                                                                       9,018,975
                                                                       ---------
ELECTRONIC PARTS & EQUIPMENT--0.4%
Arrow Electronics, Inc. (a)                                    2,884      70,081
Avnet, Inc. (a)                                                3,063      55,869
Benchmark Electronics, Inc. (a)                                1,000      34,100
Checkfree Corp. (a)                                            2,279      86,785
                                                                       ---------
                                                                         246,835
                                                                       ---------
ELECTRONICS--1.3%
Agilent Technologies, Inc. (a)                                12,265     295,586
Amphenol Corp., Class A                                        2,262      83,106
ATI Technologies, Inc. (a)                                     6,307     122,293
Cymer, Inc. (a)                                                  965      28,506
KEMET Corp. (a)                                                2,171      19,430
Mentor Graphics Corp. (a)                                      1,928      29,479
Skyworks Solutions, Inc. (a)                                   3,891      36,692
Tektronix, Inc.                                                2,250      67,973
Trimble Navigation, Ltd.                                       1,300      42,952
                                                                       ---------
                                                                         726,017
                                                                       ---------
INTERNET SOFTWARE & SERVICES--3.1%
Ask Jeeves, Inc. (a)                                           1,500      40,125
CNET Networks, Inc. (a)                                        3,600      40,428
EarthLink, Inc. (a)                                            3,823      44,041
Google, Inc., Class A (a)                                      1,500     289,650
Yahoo!, Inc.                                                  34,754   1,309,531
                                                                       ---------
                                                                       1,723,775
                                                                       ---------
MULTIMEDIA NETWORKING--0.1%
Polycom, Inc. (a)                                              2,474      57,694
                                                                       ---------
NETWORK EQUIPMENT--1.0%
Extreme Networks, Inc. (a)                                     3,033      19,866
Foundry Networks, Inc. (a)                                     3,495      45,994
Lucent Technologies, Inc. (a)                                111,791     420,334
Sonus Networks, Inc. (a)                                       6,200      35,526
Sycamore Networks, Inc. (a)                                    6,960      28,258
                                                                       ---------
                                                                         549,978
                                                                       ---------

   The accompanying notes are an integral part of these financial statements.

E*TRADE Technology Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
PREPACKAGED SOFTWARE--17.6%
Adobe Systems, Inc.                                            6,061     380,267
BMC Software, Inc. (a)                                         5,635     104,811
Cadence Design System, Inc. (a)                                6,858      94,709
Check Point Software Technologies, Ltd. (a)                    6,337     156,080
Citrix Systems, Inc. (a)                                       4,309     105,700
Cognos, Inc. (a)                                               2,460     108,388
Computer Associates International, Inc.                       14,814     460,123
Compuware Corp. (a)                                            9,770      63,212
CSG Systems International, Inc. (a)                            1,251      23,394
Electronic Arts, Inc. (a)                                      7,736     477,156
Intuit, Inc. (a)                                               4,765     209,708
Macromedia, Inc. (a)                                           1,777      55,300
Macrovision Corp. (a)                                          1,300      33,436
Mercury Interactive Corp. (a)                                  2,153      98,069
Microsoft Corp.                                              172,855   4,616,956
Novell, Inc. (a)                                               9,536      64,368
Oracle Corp. (a)                                             129,645   1,778,729
Parametric Technology Corp. (a)                                6,819      40,164
Quest Software, Inc. (a)                                       2,357      37,594
RealNetworks, Inc. (a)                                         4,321      28,605
Siebel Systems, Inc. (a)                                      12,823     134,642
Symantec Corp.                                                16,028     412,881
Synopsys, Inc. (a)                                             3,808      74,713
Veritas Software Corp. (a)                                    10,649     304,029
                                                                       ---------
                                                                       9,863,034
                                                                       ---------
PRINTED CIRCUIT BOARDS--0.5%
Jabil Circuit, Inc. (a)                                        5,114     130,816
Solectron Corp. (a)                                           24,336     129,711
                                                                       ---------
                                                                         260,527
                                                                       ---------
PROCESS CONTROL INSTRUMENTS--0.3%
PerkinElmer, Inc.                                              3,229      72,620
Teradyne, Inc. (a)                                             4,862      82,995
                                                                       ---------
                                                                         155,615
                                                                       ---------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.4%
Andrew Corp. (a)                                               4,048      55,174
Motorola, Inc.                                                61,588   1,059,314
Qualcomm, Inc.                                                41,472   1,758,412
Scientific-Atlanta, Inc.                                       3,862     127,485
                                                                       ---------
                                                                       3,000,385
                                                                       ---------
SEMICONDUCTORS--1.1%
Agere Systems, Inc., Class A (a)                              20,534      28,132
Agere Systems, Inc., Class B (a)                              22,939      30,968
AMIS Holdings, Inc. (a)                                        2,100      34,692
Axcelis Technologies, Inc. (a)                                 2,534      20,601
Freescale Semiconductor, Inc., Class A (a)                     3,300      58,806
Freescale Semiconductor, Inc., Class B (a)                     6,823     125,269
Integrated Circuit Systems, Inc. (a)                           1,750      36,610
Intersil Corp., Class A                                        3,825      64,031
PMC-Sierra, Inc. (a)                                           4,527      50,929
Semtech Corp. (a)                                              1,846      40,372
Sigmatel, Inc. (a)                                               900      31,977
Silicon Image, Inc. (a)                                        1,900      31,274
Silicon Laboratories, Inc. (a)                                 1,355      47,845
Silicon Storage Technology, Inc. (a)                           2,400      14,280
                                                                       ---------
                                                                         615,786
                                                                       ---------

   The accompanying notes are an integral part of these financial statements.

E*TRADE Technology Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
SEMICONDUCTORS EQUIPMENT--16.0%
Advanced Micro Devices, Inc. (a)                               9,237     203,399
Altera Corp. (a)                                               9,430     195,201
Amkor Technologies, Inc. (a)                                   4,417      29,506
Analog Devices, Inc.                                           9,505     350,925
Applied Micro Circuits Corp. (a)                               7,800      32,838
ASE Test Limited (a)                                           2,500      16,900
Atmel Corp. (a)                                               12,049      47,232
Broadcom Corp., Class A (a)                                    6,821     220,182
Conexant Systems, Inc. (a)                                    11,879      23,639
Cree, Inc. (a)                                                 1,879      75,310
Cypress Semiconductor Corp. (a)                                3,186      37,372
Entegris, Inc. (a)                                             1,882      18,726
Fairchild Semiconductor International, Inc., Class A (a)       3,024      49,170
Intel Corp.                                                  159,872   3,739,406
Intergrated Device Technology, Inc. (a)                        2,704      31,258
International Rectifier Corp. (a)                              1,643      73,229
JDS Uniphase Corp. (a)                                        34,971     110,858
KLA-Tencor Corp. (a)                                           4,991     232,481
Lattice Semiconductor Corp. (a)                                2,907      16,570
Linear Technology Corp.                                        7,783     301,669
LSI Logic Corp. (a)                                            9,748      53,419
Marvell Technology Group, Ltd.                                 6,844     242,757
Maxim Integrated Products, Inc.                                8,178     346,665
Micrel, Inc. (a)                                               2,316      25,522
Microchip Technology, Inc.                                     5,243     139,778
Micron Technology, Inc. (a)                                   15,516     191,623
MKS Instruments, Inc. (a)                                      1,400      25,970
National Semiconductor Corp.                                   9,104     163,417
OmniVision Technologies, Inc.                                  1,400      25,690
Rambus, Inc. (a)                                               2,582      59,386
RF Micro Devices, Inc. (a)                                     4,745      32,456
STMicroelectronics NV                                         22,850     441,462
Texas Instruments, Inc.                                       43,721   1,076,411
TriQuint Semiconductor, Inc. (a)                               3,472      15,450
Varian Semiconductor Equipment Associates, Inc. (a)              875      32,244
Vitesse Semiconductor Corp. (a)                                5,565      19,644
Xilinx, Inc.                                                   8,791     260,653
                                                                       ---------
                                                                       8,958,418
                                                                       ---------
SOFTWARE--1.3%
Activision, Inc.                                               3,473      70,084
Akamai Technologies, Inc. (a)                                  3,200      41,696
Ascential Software Corp. (a)                                   1,494      24,367
Avid Technology, Inc. (a)                                        902      55,699
Avocent Corp. (a)                                              1,258      50,974
Borland Software Corp. (a)                                     2,003      23,395
Certegy, Inc.                                                  1,588      56,422
Digital River, Inc. (a)                                          800      33,288
F5 Networks, Inc. (a)                                            900      43,848
Fair Isaac Corp.                                               1,807      66,281
Global Payments, Inc.                                            923      54,032
Hyperion Solutions Corp. (a)                                   1,012      47,179
Keane, Inc. (a)                                                1,552      22,814
Reynolds & Reynolds Co., Class A                               1,680      44,537
Take-Two Interactive Software, Inc. (a)                        1,153      40,113
THQ, Inc. (a)                                                    940      21,564
WebEx Communications, Inc. (a)                                 1,125      26,753
Websense, Inc. (a)                                               600      30,432
                                                                       ---------
                                                                         753,478
                                                                       ---------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc. (a)                                   42,907     733,709
ASML Holding NV (a)                                           12,210     194,261

   The accompanying notes are an integral part of these financial statements.

E*TRADE Technology Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                             Shares      Value
--------------------------------------------------------------------------------

Lam Research Corp. (a)                                        3,399       98,265
Novellus Systems, Inc. (a)                                    3,486       97,225
Unova, Inc. (a)                                               1,500       37,935
                                                                      ----------
                                                                       1,161,395
                                                                      ----------
TELECOMMUNICATIONS--0.3%
Aspect Communications Corp. (a)                               1,500       16,710
Crown Castle Intl., Corp. (a)                                 5,700       94,848
West Corp. (a)                                                1,698       56,221
                                                                      ----------
                                                                         167,779
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT--1.2%
ADTRAN, Inc.                                                  1,902       36,404
Corning, Inc. (a)                                            35,431      417,023
Harris Corp.                                                  1,700      105,043
InterDigital Communications Corp. (a)                         1,393       30,785
Tekelec (a)                                                   1,581       32,316
UTStarcom, Inc. (a)                                           2,907       64,390
                                                                      ----------
                                                                         685,961
                                                                      ----------
TELEPHONE & TELEGRAPH APPARATUS--1.0%
ADC Telecommunications, Inc. (a)                             20,416       54,715
Ciena Corp. (a)                                              14,411       48,133
Nortel Networks Corp. (a)                                   107,924      376,655
Tellabs, Inc. (a)                                            11,641       99,996
                                                                      ----------
                                                                         579,499
                                                                      ----------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.                                          3,413       75,632
                                                                      ----------
TOTAL COMMON STOCKS (Cost $75,949,122)
                                                                      55,735,028
                                                                      ==========

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS--0.5%
The Bank of New York Cash Reserve                        $125,342       125,342
U.S. Treasury Bill 1.92% (1), 2/17/05 (2)                 150,000       149,673
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $275,015)                            275,015
                                                                    -----------

TOTAL INVESTMENTS (Cost $76,224,137)--100.1%                         56,010,043
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                           (81,813)
                                                                    -----------
NET ASSETS--100.0%                                                  $55,928,230
                                                                    ===========

(a)  Represents non-income producing securities.
(1)  Yield to maturity.
(2)  See Note 6 regarding futures contracts.

   The accompanying notes are an integral part of these financial statements.

E*TRADE Technology Index Fund
Representation of Investments
December 31, 2004 (Unaudited)

Industry                                                             Value      % of Total Net Assets
-----------------------------------------------------------------------------------------------------
PREPACKAGED SOFTWARE                                              $ 9,863,034            17.6%
ELECTRONIC COMPUTERS                                                9,018,975            16.1%
SEMICONDUCTORS EQUIPMENT                                            8,958,418            16.0%
COMPUTER PERIPHERAL EQUIPMENT                                       4,623,994             8.3%
COMMERCIAL SERVICES                                                 3,069,399             5.5%
RADIO & TV COMMUNICATIONS EQUIPMENT                                 3,000,385             5.4%
DATA PROCESSING & PREPARATION                                       2,599,809             4.6%
INTERNET SOFTWARE & SERVICES                                        1,723,775             3.1%
COMPUTER RELATED SERVICES                                           1,296,240             2.3%
COMPUTER STORAGE DEVICES                                            1,233,463             2.2%
SPECIAL INDUSTRY MACHINERY                                          1,161,395             2.1%
COMPUTERS                                                           1,007,766             1.8%
COMPUTER INTEGRATED SYSTEMS DESIGN                                    850,646             1.5%
COMPUTERS, PERIPHERAL & SOFTWARE                                      801,654             1.4%
SOFTWARE                                                              753,478             1.3%
ELECTRONICS                                                           726,017             1.3%
TELECOMMUNICATIONS EQUIPMENT                                          685,961             1.2%
SEMICONDUCTORS                                                        615,786             1.1%
TELEPHONE & TELEGRAPH APPARATUS                                       579,499             1.0%
ELECTRONIC COMPONENTS                                                 555,984             1.0%
NETWORK EQUIPMENT                                                     549,978             1.0%
COMPUTER FACILITIES MANAGEMENT                                        266,497             0.5%
PRINTED CIRCUIT BOARDS                                                260,527             0.5%
ELECTRONIC PARTS & EQUIPMENT                                          246,835             0.4%
ADVERTISING                                                           225,356             0.4%
DISTRIBUTION/WHOLESALE                                                221,255             0.4%
COMMUNICATIONS SERVICES                                               196,046             0.4%
TELECOMMUNICATIONS                                                    167,779             0.3%
PROCESS CONTROL INSTRUMENTS                                           155,615             0.3%
COMPUTER PROGRAMMING SERVICES                                         151,468             0.3%
TRAVEL SERVICES                                                        75,632             0.1%
MULTIMEDIA NETWORKING                                                  57,694             0.1%
AEROSPACE/DEFENSE                                                      34,668             0.1%
SHORT-TERM INVESTMENT AND LIABILITIES IN EXCESS OF OTHER ASSETS       193,202             0.4%
                                                                  -----------           -----
TOTAL NET ASSETS                                                  $55,928,230           100.0%
                                                                  ===========           =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $76,224,137) (Note 2)           $ 56,010,043
Receivable for fund shares purchased                                     64,802
Divdends and interest receivable                                         16,175
Due from E*TRADE Asset Management, Inc. (Note 3)                         12,735
Variation margin receivable (Note 6)                                        200
                                                                   ------------
   TOTAL ASSETS                                                      56,103,955
                                                                   ------------

LIABILITIES
Payable for fund shares redeemed                                         82,414
Accrued advisory fee (Note 3)                                            11,877
Accrued administration fee (Note 3)                                       7,126
Accrued shareholder servicing fees (Note 3)                              11,877
Accrued other expenses                                                   62,431
                                                                   ------------
   TOTAL LIABILITIES                                                    175,725
                                                                   ------------

TOTAL NET ASSETS                                                   $ 55,928,230
                                                                   ============

NET ASSETS CONSIST OF:
Share of beneficial interest, at par                               $    105,251
Paid-in Capital, in excess of par                                   130,333,324
Accumulated net realized gain (loss) on investments and
   futures contracts                                                (54,297,445)
Net unrealized appreciation (depreciation) of investments
   and futures contracts                                            (20,212,900)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 55,928,230
                                                                   ============

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           10,525,085
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       5.31
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2004
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $399)               $   686,844
   Interest                                                               3,411
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           690,255
                                                                    -----------

EXPENSES (NOTE 3):
   Advisory fee                                                         130,333
   Administration fee                                                    78,200
   Shareholder servicing fees                                           130,333
   Transfer and dividend disbursing agent                               215,833
   Legal services                                                        35,702
   Audit and tax services                                                28,437
   Custodian fee                                                         23,460
   Trustee fees                                                           3,753
   Registration fees                                                      2,492
   Printing                                                               2,434
   Other expenses                                                         2,465
                                                                    -----------
      TOTAL EXPENSES BEFORE WAIVER                                      653,442
   Waived fees and reimbursed expenses (Note 3)
                                                                       (296,485)
                                                                    -----------
   NET EXPENSES                                                         356,957
                                                                    -----------
NET INVESTMENT INCOME                                                   333,298
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Sale of investments                                            (3,583,747)
      Futures contracts                                                 (37,527)
   Net change in unrealized appreciation (depreciation) of:
      Investments                                                     4,584,963
      Futures contracts                                                   1,194
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
      AND FUTURES CONTACTS                                              964,883
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 1,298,181
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    For the Year Ended   For the Year Ended
                                                     December 31, 2004    December 31, 2003
                                                    ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)                           $    333,298         $   (210,851)
Net realized gain (loss) on sale of investments
   and futures contracts                                 (3,621,274)         (10,065,287)
Net change in unrealized appreciation
   (depreciation) of investments and futures
   contracts                                              4,586,157           28,472,023
                                                       ------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             1,298,181           18,195,885
                                                       ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                   (333,259)                  --
                                                       ------------         ------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                         16,249,429            9,575,843
Value of shares issued in reinvestment of
   dividends and distributions                              313,782                   --
Cost of shares redeemed                                 (13,700,424)         (10,366,260)
                                                       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK                 2,862,787             (790,417)
                                                       ------------         ------------

REDEMPTION FEES (Note 2)                                     13,145               13,311
                                                       ------------         ------------

NET INCREASE IN NET ASSETS                                3,840,854           17,418,779
   NET ASSETS:
BEGINNING OF PERIOD                                      52,087,376           34,668,597
                                                       ------------         ------------
END OF PERIOD                                          $ 55,928,230         $ 52,087,376
                                                       ============         ============

SHARE TRANSACTIONS:
Number of shares sold                                     3,203,176            2,169,126
Number of shares reinvested                                  59,541                   --
Number of shares redeemed                                (2,697,163)          (2,373,790)
                                                       ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING               565,554             (204,664)
                                                       ============         ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Year Ended          Year Ended          Year Ended
                                               December 31, 2004   December 31, 2003   December 31, 2002
                                               -----------------   -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  5.23             $  3.41             $  5.77
                                                 -------             -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                     0.03/(2)/          (0.02)/(2)/         (0.03)
   Net realized and unrealized gain (loss)
      on investments                                0.08                1.84               (2.33)
                                                 -------             -------             -------
   TOTAL FROM INVESTMENT OPERATIONS                 0.11                1.82               (2.36)
                                                 -------             -------             -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income        (0.03)                 --                  --
                                                 -------             -------             -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (0.03)                 --                  --
                                                 -------             -------             -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL              --/(3)/             --/(3)/             --/(3)/
                                                 -------             -------             -------
NET ASSET VALUE, END OF PERIOD                   $  5.31             $  5.23             $  3.41
                                                 =======             =======             =======
   TOTAL RETURN/(1)/                                2.15%              53.37%             (40.90)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)     $55,928             $52,087             $34,669
   Ratio of expenses to average net assets          0.68%/(4)/          0.85%/(4)/          0.85%/(4)/
   Ratio of net investment income (loss)
      to average net assets                         0.64%/(5)/         (0.50)%/(5)/        (0.61)%/(5)/
   Portfolio turnover rate                         10.04%              11.22%               6.02%

                                                   Year Ended          Year Ended
                                               December 31, 2001   December 31, 2000
                                               -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  8.21             $ 14.21
                                                 -------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                    (0.04)              (0.08)
   Net realized and unrealized gain (loss)
      on investments                               (2.36)              (5.32)
                                                 -------             -------
   TOTAL FROM INVESTMENT OPERATIONS                (2.40)              (5.40)
                                                 -------             -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income        (0.04)              (0.65)
                                                 -------             -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (0.04)              (0.65)
                                                 -------             -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL              --/(3)/           0.05
                                                 -------             -------
NET ASSET VALUE, END OF PERIOD                   $  5.77             $  8.21
                                                 =======             =======
   TOTAL RETURN/(1)/                              (29.03)%            (38.02)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)     $62,505             $55,514
   Ratio of expenses to average net assets          0.85%/(4)/          0.85%/(6)/
   Ratio of net investment income (loss)
      to average net assets                        (0.66)%/(5)/        (0.70)%
   Portfolio turnover rate                         48.65%              27.82%

----------
/(1)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(2)/ Calculated based on average shares outstanding.

/(3)/ Rounds to less than $0.01.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.25%, 1.64%, 1.88%, and
     1.18%, respectively.

/(5)/ The ratio of net investment gain (loss) to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.07%, (1.28)%, (1.64)% and (0.99)%, respectively.

/(6)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the year ended December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. ORGANIZATION

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology ("GSTI(TM) Composite") Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                                                   2004     2003
                                                                 ---------------
Distributions paid from:
Ordinary Income                                                  $333,259    $--

At December 31, 2004, the components of Distributable Earnings on a tax basis were as follows:

                                                                        2004
                                                                   -------------
Undistributed Ordinary Income                                      $         --
Unrealized Depreciation                                             (27,464,046)
Undistributed Capital Loss                                          (47,046,299)
                                                                   ------------
Total                                                              $(74,510,345)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

As of December 31, 2004, for federal income tax purposes, the Fund had a capital loss carryforward of total $46,198,466, of which $25,106,304, $4,029,927,
$4,341,208, $9,887,414 and $2,833,613 will expire in 2008, 2009, 2010, 2011 and
2012, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2004, the Fund has elected to defer $847,833 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2008, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under IRS regulations.

At December 31, 2004, the cost of investments for federal income tax purposes was $83,474,089. Net unrealized depreciation aggregated $27,464,046, of which $6,123,197 represented gross unrealized appreciation on securities and $33,587,243 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2004 and December 31, 2003 were $13,145 and $13,311, respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently entitled to receive an advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.12% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM is entitled to receive an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.60% of the Fund's average daily net assets. Prior to April 29, 2004, the expense limit for the Fund was 0.85% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,098,869 was eligible for reimbursement as of December 31, 2004.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2004.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of December 31, 2004:

-----------------------------------------------------------------------
                                              Notional   Net Unrealized
Number of         Futures        Expiration   Contract    Appreciation
Contracts          Index            Date        Value    (Depreciation)
-----------------------------------------------------------------------
    4       Nasdaq 100 Futures    03/18/05    $651,400       $1,194
-----------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,673.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2004.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2004.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $8,429,130 and $5,151,901, respectively, for the year ended December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities of the E*TRADE Technology Index Fund (one of the nine operating series comprising the E*TRADE Funds (the "Trust")), including the schedule of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes the consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Technology Index Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
-------------------------------------
New York, New York
February 25, 2005

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                         NON-INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Steven Grenadier           Since February 1999      Mr. Grenadier is a           None
4500 Bohannon Drive                                 Professor of Finance at
Menlo Park, CA 94025                                the Graduate School of
Age: 40                                             Business at Stanford
Trustee                                             University, where he has
                                                    been employed as a
                                                    professor since 1992.
----------------------------------------------------------------------------------------------------------
Cheryl A. Burgermeister    Since February 2004      Ms. Burgermeister has been   The Select Sector SPDR
4500 Bohannon Drive                                 self-employed as a           Trust
Menlo Park, CA 94025                                financial consultant since
Age: 53                                             October 2003. She is also
Trustee                                             Trustee, Treasurer and
                                                    Finance Trust Committee
                                                    Chairman of the Portland
                                                    Community College
                                                    Foundation since 2001. She
                                                    was a Trustee of the Zero
                                                    Gravity Internet Fund from
                                                    2000 to 2001. Ms.
                                                    Burgermeister was a
                                                    Director and Treasurer of
                                                    the Crabbe Huson family of
                                                    funds from 1988-1999.
----------------------------------------------------------------------------------------------------------
Ashley T. Rabun            Since February 1999      Ms. Rabun is the Founder     None
4500 Bohannon Drive                                 and Chief Executive
Menlo Park, CA 94025                                Officer of Investor Reach,
Age: 52                                             a consulting firm
Trustee                                             specializing in marketing
                                                    and distribution
                                                    strategies for financial
                                                    services companies formed
                                                    in September 1996.
----------------------------------------------------------- ----------------------------------------------
George J. Rebhan           Since December 1999      Mr. Rebhan retired in        Advisors Series Trust
4500 Bohannon Drive                                 December 1993, and prior
Menlo Park, CA 94025                                to that he was President
Age: 70                                             of Hotchkis and Wiley
Chairman and Trustee                                Funds (investment company)
                                                    from 1985 to 1993.
----------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Shelly J. Meyers /(2)/     Since February 1999      Since July 2003, Ms.         None
4500 Bohannon Drive                                 Meyers has served as
Menlo Park, CA 94025                                Executive Vice President
Age: 45                                             and portfolio manager for
Trustee                                             Pacific Global Investment
                                                    Management Company, a
                                                    registered investment
                                                    adviser. Until March 2004,
                                                    Ms. Myers was the manager,
                                                    Chief Executive Officer,
                                                    and founder of Myers
                                                    Capital Management, a
                                                    registered investment
                                                    adviser
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                                    formed in January
                                                    1996.
----------------------------------------------------------------------------------------------------------
Mitchell H. Caplan/(2)/     Since February 2002      Mr. Caplan is Chief          E*TRADE FINANCIAL
4500 Bohannon Drive                                 Executive Officer of         Corporation
Menlo Park, CA 94025                                E*TRADE FINANCIAL
Age: 47                                             Corporation. He also is a
Trustee                                             director or officer of
                                                    various affiliates of
                                                    E*TRADE FINANCIAL
                                                    Corporation, including a
                                                    Director of E*TRADE Asset
                                                    Management and E*TRADE
                                                    Global Asset Management,
                                                    Inc. He previously served
                                                    as Vice Chairman of the
                                                    Board of Directors,
                                                    President and Chief
                                                    Executive Officer of
                                                    Telebanc Financial
                                                    Corporation and Telebank
                                                    (renamed E*TRADE Bank)
                                                    from 1993-2000.
----------------------------------------------------------------------------------------------------------
                                                OFFICERS
----------------------------------------------------------------------------------------------------------
Dennis Webb                Since May 2004           Dennis Webb is Chief         Not applicable
4500 Bohannon Drive                                 Institutional Officer and
Menlo Park, CA 94025                                President of E*TRADE
Age: 39                                             Capital Markets.
President
                                                    Prior to that, Mr. Webb
                                                    was the Chief Executive
                                                    Officer of E*TRADE Global
                                                    Asset Management, Inc.
                                                    (ETGAM). Mr. Webb has also
                                                    been Chairman of E*TRADE
                                                    Bank's Asset and Liability
                                                    Committee and was
                                                    responsible for the Bank's
                                                    $15 billion derivative
                                                    portfolio until he joined
                                                    ETGAM in June 2001.

                                                    Prior to joining E*TRADE
                                                    FINANCIAL Corporation in
                                                    2000, he was the Senior
                                                    Vice President of
                                                    Asset/Liability Management
                                                    of Allfirst Bank, an $18
                                                    billion regional bank
                                                    based in Baltimore,
                                                    Maryland.
----------------------------------------------------------------------------------------------------------
Elizabeth Gottfried        Since November 2000      Ms. Gottfried is Vice        Not applicable
4500 Bohannon Drive                                 President of E*TRADE Asset
Menlo Park, CA 94025                                Management, and also a
Age: 44                                             Business Manager of
Vice President and                                  E*TRADE Global Asset
Treasurer                                           Management, Inc. Ms.
                                                    Gottfried joined E*TRADE
                                                    Asset Management in
                                                    September 2000. Prior to
                                                    that, she worked at Wells
                                                    Fargo Bank from 1984 to
                                                    2000 and managed various
                                                    areas of Wells Fargo's
                                                    mutual fund group.
----------------------------------------------------------------------------------------------------------
Marc R. Duffy              Since February 2004      Mr. Duffy joined E*TRADE     Not applicable
4500 Bohannon Drive                                 Asset Management in
Menlo Park, CA 94025                                January 2004. Prior to
                                                    that, he worked
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
Age: 46                                             at Legg Mason Wood Walker,
Vice President,                                     Inc. from 1999 to 2003 and
Secretary and Chief                                 was responsible for legal
Legal Officer                                       issues related to the Legg
                                                    Mason mutual funds.
---------------------------------------------------------------------------------------------------------

/(1)/ Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

/(2)/ Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

/(3)/ Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the period ended December 31, 2004.

I hope you will find the Annual Report valuable and informative.

Despite a slight rise in interest rates late in the year, rates were still low and this--combined with robust underlying growth in U.S. productivity--fueled the U.S. economy's continued steady recovery.

Against this background, the E*TRADE Index Funds remained the lowest-cost index funds in the industry,/1/ and investors again saw the Funds as an easy, low-cost way to gain broad diversification and balance their holdings.

Many investors also took advantage of our free Automatic Investment Plan/2/ as an easy way to add to their portfolios over time through regular automatic investments in the Funds. I encourage you to consider this option by visiting www.etrade.com/autoinvest.

Here is a high-level view of the year's results:

                                                One-Year Total Return for Period
            Fund Name                                   Ended 12/31/04/3/
            ---------                           --------------------------------
E*TRADE S&P 500 Index Fund                                   10.62%
E*TRADE Russell 2000 Index Fund                              17.30%
E*TRADE International Index Fund                             19.38%
E*TRADE Technology Index Fund                                 2.15%

Thank you for your continued investment in the Funds. We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid, diversified portfolio, and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------------------
Dennis Webb
President, E*TRADE Funds

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended only for current shareholders who have received a copy of the appropriate prospectus. For a current prospectus containing more complete information, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. Read the prospectus carefully before you invest.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Please visit www.etradefunds.etrade.com and click on the "Report Card" link for more current performance.

1 For more important information and details about the E*TRADE Funds, please visit www.etradefunds.etrade.com. As commissioned by E*TRADE Asset Management, Inc. ("ETAM"), Lipper determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses as of February 1, 2005, by comparing them with other Pure Index Funds in the same Lipper Investment Classifications/Objective, while excluding institutional and other mutual funds requiring minimum investments of $250,000 or more and exchange-traded funds. The E*TRADE Index Funds' expenses are the lowest because they are contractually limited through April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that the expense limits will continue beyond April 2006 or will continue at specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified levels if the E*TRADE Index Funds' assets do not increase significantly by April 30, 2006.

Effective September 30, 2004, ETAM began assessing an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee is not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee is waived if your total E*TRADE Funds assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

2 Automatic investment plans and dollar-cost averaging do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

3 ETAM has waived a portion of its management fees or assumed responsibility for other expenses, which reduce operating expenses and increases total return to shareholders. Without these reductions, the Fund's investment results would have been lower.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending.

Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C)2005 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE S&P 500 Index Fund
Management Discussion and Analysis

The E*TRADE S&P 500 Index Fund ("Fund") seeks to match as closely as practicable, before fees and expenses, the total return of the stocks making up the S&P 500TM Index ("Index"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The unmanaged Index is a widely followed index of large-capitalization U.S. stocks.

The Fund posted a 10.62% for the year ended December 31, 2004, compared to the 10.88% return for the Index. Close to 85% of the year's return was earned in the last quarter of the year.

The greatest strength came from the energy and utilities industries, while the health care, information technology and consumer staples industries posted the lowest returns. Exxon Mobil Corp. was the major contributor to strength in the energy industry, based on both return and weight in the Index. TXU Corp., a company engaged in the generation of electricity, wholesale energy trading, retail energy marketing, other energy-related services and, through a joint venture, telecommunication services, posted close to a 178% return for the year and made a major contribution to performance in the utilities industry.

Merck & Co., Inc. and Pfizer, Inc. were the primary contributors to the relative weakness of the health care industry of the Index's universe. In the information technology industry, the positive contributions of Microsoft Corp., QUALCOMM, Inc. and Yahoo!, Inc. to the Index's return were offset by weakness in Intel Corp. and Cisco Systems, Inc., Coca-Cola Co. was the largest detractor from relative returns in the consumer staples industry.

The Fund continued to meet its investment objective of closely tracking the total return of the Index. The weight of each of the 500 holdings in the Fund is carefully monitored relative to its weight in the Index's universe of stocks. Cash flows are invested promptly to minimize their impact on returns. Any difference between the returns of the Fund and its Index benchmark is due in large part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The following graph shows the hypothetical return of $10,000 invested in both of the S&P 500TM Index and the E*TRADE S&P 500 Index Fund from March 1, 1999 to December 31, 2004, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                                     [CHART]

                                   Line chart

Graph - Growth of $10,000 since 03/01/1999

    S&P 500(TM)Index      E*TRADE S&P 500 Index Fund
-----------------------   --------------------------
     START   $10,000.00          START   $10,000.00
03/31/1999   $10,400.10     03/31/1999   $10,394.80
04/30/1999   $10,802.90     04/30/1999   $10,795.76
05/31/1999   $10,547.84     05/31/1999   $10,535.14
06/30/1999   $11,133.24     06/30/1999   $11,119.62
07/31/1999   $10,785.66     07/31/1999   $10,768.05
08/31/1999   $10,731.74     08/31/1999   $10,717.83
09/30/1999   $10,437.58     09/30/1999   $10,416.78
10/31/1999   $11,098.07     10/31/1999   $11,081.69
11/30/1999   $11,323.69     11/30/1999   $11,293.25
12/31/1999   $11,990.66     12/31/1999   $11,955.04
01/31/2000   $11,388.25     01/31/2000   $11,358.81
02/29/2000   $11,172.67     02/29/2000   $11,136.48
03/31/2000   $12,265.69     03/31/2000   $12,216.68
04/30/2000   $11,896.62     04/30/2000   $11,852.00
05/31/2000   $11,652.50     05/31/2000   $11,608.88
06/30/2000   $11,939.73     06/30/2000   $11,880.46
07/31/2000   $11,753.11     07/31/2000   $11,697.67
08/31/2000   $12,483.10     08/31/2000   $12,424.69
09/30/2000   $11,824.12     09/30/2000   $11,766.34
10/31/2000   $11,774.10     10/31/2000   $11,715.40
11/30/2000   $10,845.83     11/30/2000   $10,788.36
12/31/2000   $10,898.87     12/31/2000   $10,832.72

01/31/2001   $11,285.56     01/31/2001   $11,215.17
02/28/2001   $10,256.54     02/28/2001   $10,191.86
03/31/2001   $ 9,606.79     03/31/2001   $ 9,538.07
04/30/2001   $10,353.33     04/30/2001   $10,283.72
05/31/2001   $10,422.70     05/31/2001   $10,345.85
06/30/2001   $10,169.01     06/30/2001   $10,094.08
07/31/2001   $10,068.95     07/31/2001   $ 9,990.24
08/31/2001   $ 9,438.63     08/31/2001   $ 9,356.76
09/30/2001   $ 8,676.46     09/30/2001   $ 8,602.70
10/31/2001   $ 8,841.92     10/31/2001   $ 8,758.93
11/30/2001   $ 9,520.15     11/30/2001   $ 9,435.90
12/31/2001   $ 9,603.56     12/31/2001   $ 9,511.57
01/31/2002   $ 9,463.41     01/31/2002   $ 9,365.40
02/28/2002   $ 9,280.91     02/28/2002   $ 9,187.91
03/31/2002   $ 9,629.96     03/31/2002   $ 9,523.89
04/30/2002   $ 9,046.11     04/30/2002   $ 8,948.27
05/31/2002   $ 8,979.47     05/31/2002   $ 8,875.01
06/30/2002   $ 8,339.78     06/30/2002   $ 8,240.77
07/31/2002   $ 7,689.74     07/31/2002   $ 7,600.41
08/31/2002   $ 7,740.23     08/31/2002   $ 7,652.90
09/30/2002   $ 6,899.02     09/30/2002   $ 6,816.53
10/31/2002   $ 7,506.24     10/31/2002   $ 7,417.06
11/30/2002   $ 7,948.05     11/30/2002   $ 7,849.03
12/31/2002   $ 7,481.13     12/31/2002   $ 7,391.14
01/31/2003   $ 7,285.15     01/31/2003   $ 7,190.23
02/28/2003   $ 7,175.84     02/28/2003   $ 7,084.49
03/31/2003   $ 7,245.51     03/31/2003   $ 7,142.22
04/30/2003   $ 7,842.32     04/30/2003   $ 7,736.53
05/31/2003   $ 8,255.51     05/31/2003   $ 8,139.80
06/30/2003   $ 8,360.83     06/30/2003   $ 8,239.77
07/31/2003   $ 8,508.24     07/31/2003   $ 8,378.16
08/31/2003   $ 8,674.17     08/31/2003   $ 8,537.85
09/30/2003   $ 8,582.06     09/30/2003   $ 8,448.02
10/31/2003   $ 9,067.55     10/31/2003   $ 8,928.63
11/30/2003   $ 9,147.32     11/30/2003   $ 9,003.39
12/31/2003   $ 9,627.05     12/31/2003   $ 9,468.55
01/31/2004   $ 9,803.75     01/31/2004   $ 9,639.93
02/29/2004   $ 9,940.02     02/29/2004   $ 9,768.46
03/31/2004   $ 9,790.06     03/31/2004   $ 9,617.00
04/30/2004   $ 9,636.37     04/30/2004   $ 9,455.82
05/31/2004   $ 9,768.61     05/31/2004   $ 9,595.51
06/30/2004   $ 9,958.57     06/30/2004   $ 9,779.25
07/31/2004   $ 9,628.97     07/31/2004   $ 9,455.79
08/31/2004   $ 9,667.92     08/31/2004   $ 9,488.13
09/30/2004   $ 9,772.63     09/30/2004   $ 9,590.56
10/31/2004   $ 9,921.93     10/31/2004   $ 9,731.28
11/30/2004   $10,323.39     11/30/2004   $10,131.79
12/31/2004   $10,674.68     12/31/2004   $10,473.80

                                     Average Annual Return               Cumulative Return
                             ------------------------------------   ---------------------------
                                                          Since                         Since
                             1 Year   3 Year   5 Year   Inception   3 Year   5 Year   Inception
                             ------------------------------------   ---------------------------
E*TRADE S&P 500 Index Fund   10.62%    3.26%   -2.61%     0.75%     10.12%   -12.39%    4.53%
S&P 500(TM)Index             10.88%    3.59%   -2.30%     1.13%     11.15%   -10.96%    6.75%
                             ------------------------------------   ---------------------------

--------------------------------------------------------------------------------
The E*TRADE S&P 500(TM) Index Fund began operations on February 17, 1999. The Index comparisons began on February 26, 1999.
--------------------------------------------------------------------------------

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the        During the
                                               06/30/04    12/31/04   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE S&P 500 Index Fund
   Actual                                     $1,000.00   $1,140.36         0.09%              $0.48
   Hypothetical (5% return before expenses)   $1,000.00   $1,024.69         0.09%              $0.45
----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004

                                                             Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS--96.4%
AEROSPACE & DEFENSE--2.0%
Boeing Co. (The)                                             14,234   $  736,894
General Dynamics Corp.                                        3,371      352,607
Goodrich Corp.                                                1,972       64,366
Honeywell International, Inc.                                14,569      515,888
L-3 Communications Holdings, Inc.                             1,951      142,891
Lockheed Martin Corp.                                         7,541      418,903
Northrop Grumman Corp.                                        6,279      341,326
Raytheon Co.                                                  7,698      298,913
Rockwell Collins, Inc.                                        3,040      119,898
United Technologies Corp.                                     8,640      892,944
                                                                      ----------
                                                                       3,884,630
                                                                      ----------
AIR FREIGHT & LOGISTICS--1.1%
FedEx Corp.                                                   5,139      506,140
Ryder System, Inc.                                            1,092       52,165
United Parcel Service, Inc., Class B                         19,096    1,631,944
                                                                      ----------
                                                                       2,190,249
                                                                      ----------
AIRLINES--0.1%
Delta Air Lines, Inc. (a)                                     2,243       16,778
Southwest Airlines Co.                                       13,205      214,977
                                                                      ----------
                                                                         231,755
                                                                      ----------
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                      1,321       28,468
Dana Corp.                                                    2,557       44,313
Delphi Corp.                                                  9,516       85,834
Goodyear Tire & Rubber Co. (The) (a)                          2,992       43,863
Johnson Controls, Inc.                                        3,245      205,863
Visteon Corp.                                                 2,233       21,816
                                                                      ----------
                                                                         430,157
                                                                      ----------
AUTOMOBILES--0.6%
Ford Motor Co.                                               31,145      455,963
General Motors Corp.                                          9,624      385,537
Harley-Davidson, Inc.                                         4,986      302,900
                                                                      ----------
                                                                       1,144,400
                                                                      ----------
BEVERAGES--2.2%
Adolph Coors Co., Class B                                       655       49,564
Anheuser-Busch Cos., Inc.                                    13,442      681,913
Brown-Forman Corp., Class B                                   2,020       98,334
Coca-Cola Co. (The)                                          41,167    1,713,781
Coca-Cola Enterprises, Inc.                                   7,970      166,175
Pepsi Bottling Group, Inc. (The)                              4,252      114,974
PepsiCo, Inc.                                                28,592    1,492,502
                                                                      ----------
                                                                       4,317,243
                                                                      ----------
BIOTECHNOLOGY--1.3%

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares      Value
--------------------------------------------------------------------------------
Amgen, Inc. (a)                                               21,553   1,382,625
Applera Corp. - Applied Biosystems Group                       3,318      69,379
Biogen Idec, Inc. (a)                                          5,632     375,148
Chiron Corp. (a)                                               3,137     104,556
Genzyme Corp. (a)                                              4,182     242,849
Gilead Sciences, Inc.                                          7,406     259,136
MedImmune, Inc. (a)                                            4,229     114,648
                                                                       ---------
                                                                       2,548,341
                                                                       ---------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.                                   3,606     149,000
Masco Corp.                                                    7,571     276,569
                                                                       ---------
                                                                         425,569
                                                                       ---------
CAPITAL MARKETS--2.7%
Bank of New York Co., Inc. (The)                              13,155     439,640
Bear Stearns Cos., Inc. (The)                                  1,750     179,043
Charles Schwab Corp. (The)                                    22,861     273,418
E*TRADE Financial Corp. (a)(b)                                 6,279      93,871
Federated Investors, Inc., Class B                             1,862      56,605
Franklin Resources, Inc.                                       4,246     295,734
Goldman Sachs Group, Inc. (The)                                8,242     857,498
Janus Capital Group, Inc.                                      3,996      67,173
Lehman Brothers Holdings, Inc.                                 4,542     397,334
Mellon Financial Corp.                                         7,193     223,774
Merrill Lynch & Co., Inc.                                     15,812     945,083
Morgan Stanley                                                18,629   1,034,281
Northern Trust Corp.                                           3,765     182,904
State Street Corp.                                             5,670     278,510
T. Rowe Price Group, Inc.                                      2,145     133,419
                                                                       ---------
                                                                       5,458,287
                                                                       ---------
CHEMICALS--1.6%
Air Products and Chemicals, Inc.                               3,848     223,069
Dow Chemical Co. (The)                                        16,009     792,606
DuPont (E.I.) de Nemours & Co.                                16,879     827,915
Eastman Chemical Co.                                           1,368      78,975
Ecolab, Inc.                                                   4,355     152,991
Engelhard Corp.                                                2,072      63,548
Great Lakes Chemical Corp.                                       829      23,618
Hercules, Inc. (a)                                             1,881      27,933
International Flavors & Fragrances, Inc.                       1,580      67,687
Monsanto Co.                                                   4,478     248,753
PPG Industries, Inc.                                           2,927     199,504
Praxair, Inc.                                                  5,481     241,986
Rohm and Haas Co.                                              3,783     167,322
Sigma-Aldrich Corp.                                            1,187      71,766
                                                                       ---------
                                                                       3,187,673
                                                                       ---------
COMMERCIAL BANKS--5.8%
AmSouth Bancorp.                                               5,997     155,322
Bank of America Corp.                                         68,606   3,223,796
BB&T Corp.                                                     9,371     394,051
Comerica, Inc. (b)                                             2,893     176,531

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                             Shares      Value
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                                      2,100      102,207
Fifth Third Bancorp                                           9,537      450,909
First Horizon National Corp.                                  2,078       89,583
Huntington Bancshares, Inc.                                   3,968       98,327
KeyCorp                                                       6,866      232,757
M&T Bank Corp.                                                1,956      210,935
Marshall & Ilsley Corp.                                       3,842      169,816
National City Corp.                                          11,512      432,276
North Fork Bancorp., Inc.                                     8,028      231,608
PNC Financial Services Group                                  4,810      276,286
Regions Financial Corp.                                       7,909      281,481
SunTrust Banks, Inc.                                          6,259      462,415
Synovus Financial Corp.                                       5,284      151,017
U.S. Bancorp                                                 31,699      992,813
Wachovia Corp.                                               27,294    1,435,664
Wells Fargo & Co.                                            28,735    1,785,880
Zions Bancorp.                                                1,524      103,678
                                                                      ----------
                                                                      11,457,352
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Allied Waste Industries, Inc. (a)                             5,379       49,917
Apollo Group, Inc., Class A (a)                               3,109      250,927
Avery Dennison Corp.                                          1,881      112,804
Cendant Corp.                                                17,922      419,016
Cintas Corp.                                                  2,936      128,773
Equifax, Inc.                                                 2,259       63,478
H&R Block, Inc.                                               2,840      139,160
Monster Worldwide, Inc. (a)                                   2,007       67,515
Pitney Bowes, Inc.                                            3,931      181,927
R.R. Donnelley & Sons Co.                                     3,769      133,008
Robert Half International, Inc.                               2,938       86,465
Waste Management, Inc.                                        9,708      290,658
                                                                      ----------
                                                                       1,923,648
                                                                      ----------
COMMUNICATIONS EQUIPMENT--2.6%
ADC Telecommunications, Inc. (a)                             13,738       36,818
Andrew Corp. (a)                                              2,719       37,060
Avaya, Inc. (a)                                               7,830      134,676
Ciena Corp. (a)                                               9,741       32,535
Cisco Systems, Inc. (a)                                     111,881    2,159,302
Comverse Technology, Inc. (a)                                 3,360       82,152
Corning, Inc. (a)                                            23,793      280,044
JDS Uniphase Corp. (a)                                       24,517       77,719
Lucent Technologies, Inc. (a)                                75,145      282,545
Motorola, Inc.                                               41,354      711,289
QUALCOMM, Inc.                                               27,894    1,182,706
Scientific-Atlanta, Inc.                                      2,572       84,902
Tellabs, Inc. (a)                                             7,891       67,784
                                                                      ----------
                                                                       5,169,532
                                                                      ----------
COMPUTERS & PERIPHERALS--3.8%
Apple Computer, Inc. (a)                                      6,856      441,526
Dell, Inc. (a)                                               42,235    1,779,783
EMC Corp. (a)                                                40,769      606,235
Gateway, Inc. (a)                                             6,323       38,001

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares      Value
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                           51,324   1,076,264
International Business Machines Corp.                         28,340   2,793,758
Lexmark International, Inc. (a)                                2,203     187,255
NCR Corp. (a)                                                  1,591     110,145
Network Appliance, Inc. (a)                                    6,086     202,177
QLogic Corp. (a)                                               1,578      57,960
Sun Microsystems, Inc. (a)                                    57,113     307,268
                                                                       ---------
                                                                       7,600,372
                                                                       ---------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                                    1,422      77,513
                                                                       ---------
CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co.                                           1,773      96,824
                                                                       ---------
CONSUMER FINANCE--1.3%
American Express Co.                                          21,311   1,201,301
Capital One Financial Corp.                                    4,151     349,556
MBNA Corp.                                                    21,706     611,892
Providian Financial Corp. (a)                                  5,030      82,844
SLM Corp.                                                      7,341     391,936
                                                                       ---------
                                                                       2,637,529
                                                                       ---------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                     1,919      84,398
Bemis Co., Inc.                                                1,827      53,147
Pactiv Corp. (a)                                               2,475      62,593
Sealed Air Corp. (a)                                           1,459      77,721
Temple-Inland, Inc.                                              978      66,895
                                                                       ---------
                                                                         344,754
                                                                       ---------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                              2,976     131,123
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES--3.6%
CIT Group, Inc.                                                3,601     164,998
Citigroup, Inc.                                               88,223   4,250,584
JP Morgan Chase & Co.                                         60,500   2,360,105
Moody's Corp.                                                  2,467     214,259
Principal Financial Group, Inc.                                5,251     214,976
                                                                       ---------
                                                                       7,204,922
                                                                       ---------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
Alltel Corp.                                                   5,200     305,552
AT&T Corp.                                                    13,568     258,606
BellSouth Corp.                                               31,133     865,186
CenturyTel, Inc.                                               2,296      81,439
Citizens Communications Co.                                    5,677      78,286
Qwest Communications International, Inc. (a)                  30,896     137,178
SBC Communications, Inc.                                      56,321   1,451,392
Sprint Corp. (FON Group)                                      25,043     622,319
Verizon Communications, Inc.                                  47,021   1,904,821
                                                                       ---------
                                                                       5,704,779

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------

                                                                       ---------
ELECTRIC UTILITIES--1.9%
Allegheny Energy Inc. (a)                                      2,376      46,831
Ameren Corp.                                                   3,342     167,568
American Electric Power Co., Inc.                              6,747     231,692
CenterPoint Energy, Inc.                                       5,224      59,031
Cinergy Corp.                                                  3,122     129,969
Consolidated Edison, Inc.                                      4,121     180,294
DTE Energy Co.                                                 2,908     125,422
Edison International                                           5,579     178,695
Entergy Corp.                                                  3,752     253,598
Exelon Corp.                                                  11,260     496,228
FirstEnergy Corp.                                              5,576     220,308
FPL Group, Inc.                                                3,199     239,125
PG&E Corp. (a)                                                 6,851     228,001
Pinnacle West Capital Corp.                                    1,540      68,391
PPL Corp.                                                      3,217     171,402
Progress Energy, Inc.                                          4,247     192,134
Southern Co. (The)                                            12,526     419,872
TECO Energy, Inc.                                              3,351      51,404
TXU Corp.                                                      4,101     264,761
Xcel Energy, Inc.                                              6,794     123,651
                                                                       ---------
                                                                       3,848,377
                                                                       ---------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                                3,267      69,914
Cooper Industries, Ltd.                                        1,557     105,705
Emerson Electric Co.                                           7,172     502,758
Power-One, Inc. (a)                                            1,432      12,773
Rockwell Automation, Inc.                                      3,117     154,447
                                                                       ---------
                                                                         845,597
                                                                       ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc. (a)                                 8,209     197,838
Jabil Circuit, Inc. (a)                                        3,387      86,639
Molex, Inc.                                                    3,195      95,850
Sanmina-SCI Corp. (a)                                          8,888      75,281
Solectron Corp. (a)                                           16,453      87,694
Symbol Technologies, Inc.                                      4,089      70,740
Tektronix, Inc.                                                1,567      47,339
                                                                       ---------
                                                                         661,381
                                                                       ---------
ENERGY EQUIPMENT & SERVICES--0.9%
Baker Hughes, Inc.                                             5,695     243,006
BJ Services Co.                                                2,781     129,428
Halliburton Co.                                                7,482     293,594
Nabors Industries, Ltd. (a)                                    2,533     129,918
Noble Corp. (a)                                                2,276     113,208
Rowan Cos., Inc. (a)                                           1,779      46,076
Schlumberger, Ltd.                                            10,000     669,499
Transocean Forex, Inc. (a)                                     5,504     233,315
                                                                       ---------
                                                                       1,858,044
                                                                       ---------
FOOD & STAPLES RETAILING--3.1%

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
Albertson's, Inc.                                              6,300     150,444
Costco Wholesale Corp.                                         7,923     383,552
CVS Corp.                                                      6,841     308,324
Kroger Co. (The) (a)                                          12,611     221,197
Safeway, Inc. (a)                                              7,633     150,675
Supervalu, Inc.                                                2,275      78,533
Sysco Corp.                                                   10,835     413,572
Wal-Mart Stores, Inc.                                         71,956   3,800,717
Walgreen Co.                                                  17,339     665,297
                                                                       ---------
                                                                       6,172,311
                                                                       ---------
FOOD PRODUCTS--1.2%
Archer-Daniels-Midland Co.                                    11,085     247,306
Campbell Soup Co.                                              6,943     207,526
ConAgra Foods, Inc.                                            8,725     256,951
General Mills, Inc.                                            6,169     306,661
H.J. Heinz Co.                                                 5,899     230,002
Hershey Foods Corp.                                            4,170     231,602
Kellogg Co.                                                    7,011     313,111
McCormick & Co., Inc.                                          2,346      90,556
Sara Lee Corp.                                                13,347     322,197
Wm Wrigley Jr. Co.                                             3,820     264,306
                                                                       ---------
                                                                       2,470,218
                                                                       ---------
GAS UTILITIES--0.1%
KeySpan Corp.                                                  2,683     105,844
NICOR, Inc.                                                      751      27,742
NiSource, Inc.                                                 4,587     104,492
Peoples Energy Corp.                                             659      28,963
                                                                       ---------
                                                                         267,041
                                                                       ---------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Bausch & Lomb, Inc.                                              864      55,693
Baxter International, Inc.                                    10,427     360,149
Becton, Dickinson & Co.                                        4,281     243,161
Biomet, Inc.                                                   4,311     187,054
Boston Scientific Corp. (a)                                   14,316     508,934
C.R. Bard, Inc.                                                1,800     115,164
Fisher Scientific International, Inc. (a)                      1,955     121,953
Guidant Corp.                                                  5,461     393,738
Hospira, Inc. (a)                                              2,695      90,283
Medtronic, Inc.                                               20,536   1,020,023
Millipore Corp. (a)                                              809      40,296
PerkinElmer, Inc.                                              2,183      49,096
St. Jude Medical, Inc.                                         6,103     255,899
Stryker Corp. (a)                                              6,784     327,328
Thermo Electron Corp. (a)                                      2,733      82,509
Waters Corp. (a)                                               2,038      95,358
Zimmer Holdings, Inc. (a)                                      4,150     332,498
                                                                       ---------
                                                                       4,279,136
                                                                       ---------
HEALTH CARE PROVIDERS & SERVICES--2.2%
Aetna, Inc.                                                    2,524     314,869
AmerisourceBergen Corp.                                        1,801     105,683

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                          7,383     429,321
Caremark Rx, Inc. (a)                                          7,723     304,518
CIGNA Corp.                                                    2,253     183,777
Express Scripts, Inc., Class A (a)                             1,340     102,430
HCA, Inc.                                                      7,121     284,555
Health Management Associates, Inc., Class A                    4,101      93,175
Humana, Inc. (a)                                               2,722      80,816
IMS Health, Inc.                                               3,898      90,473
Laboratory Corp. of America Holdings (a)                       2,366     117,874
Manor Care, Inc.                                               1,517      53,747
McKesson Corp.                                                 5,037     158,464
Medco Health Solutions, Inc. (a)                               4,590     190,944
Quest Diagnostics, Inc.                                        1,718     164,155
Tenet Healthcare Corp. (a)                                     7,916      86,918
UnitedHealth Group, Inc.                                      11,147     981,270
Wellpoint, Inc. (a)                                            4,978     572,470
                                                                       ---------
                                                                       4,315,459
                                                                       ---------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                                10,782     621,367
Darden Restaurants, Inc.                                       2,659      73,761
Harrah's Entertainment, Inc.                                   1,876     125,486
Hilton Hotels Corp.                                            6,529     148,469
International Game Technology                                  5,817     199,988
Marriott International, Inc., Class A                          3,813     240,143
McDonald's Corp.                                              21,332     683,903
Starbucks Corp. (a)                                            6,799     423,986
Starwood Hotels & Resorts Worldwide, Inc.                      3,521     205,626
Wendy's International, Inc.                                    1,924      75,536
Yum! Brands, Inc.                                              4,970     234,485
                                                                       ---------
                                                                       3,032,750
                                                                       ---------
HOUSEHOLD DURABLES--0.5%
Black & Decker Corp. (The)                                     1,375     121,454
Centex Corp.                                                   2,151     128,157
Fortune Brands, Inc.                                           2,420     186,776
KB Home                                                          789      82,372
Leggett & Platt, Inc.                                          3,212      91,317
Maytag Corp.                                                   1,378      29,076
Newell Rubbermaid                                              4,633     112,072
Pulte Homes, Inc.                                              2,144     136,787
Snap-On, Inc.                                                  1,026      35,253
Stanley Works (The)                                            1,366      66,920
Whirlpool Corp.                                                1,159      80,214
                                                                       ---------
                                                                       1,070,398
                                                                       ---------
HOUSEHOLD PRODUCTS--1.8%
Clorox Co. (The)                                               2,584     152,275
Colgate-Palmolive Co.                                          9,036     462,282
Kimberly-Clark Corp.                                           8,241     542,340
Procter & Gamble Co. (The)                                    43,151   2,376,757
                                                                       ---------
                                                                       3,533,654
                                                                       ---------
INDUSTRIAL CONGLOMERATES--4.5%

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Invetments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
3M Co.                                                        13,206   1,083,816
General Electric Co.                                         179,626   6,556,348
Textron, Inc.                                                  2,296     169,445
Tyco International, Ltd.                                      34,224   1,223,166
                                                                       ---------
                                                                       9,032,775
                                                                       ---------
INSURANCE--4.1%
ACE, Ltd.                                                      4,785     204,559
AFLAC, Inc.                                                    8,633     343,939
Allstate Corp. (The)                                          11,710     605,641
Ambac Financial Group, Inc.                                    1,837     150,873
American International Group, Inc.                            44,273   2,907,409
Aon Corp.                                                      5,414     129,178
Chubb Corp. (The)                                              3,249     249,848
Cincinnati Financial Corp.                                     2,825     125,035
Hartford Financial Services Group, Inc. (The)                  5,041     349,392
Jefferson-Pilot Corp.                                          2,274     118,157
Lincoln National Corp.                                         2,922     136,399
Loews Corp.                                                    3,121     219,406
Marsh & McLennan Cos., Inc.                                    8,966     294,981
MBIA, Inc.                                                     2,413     152,695
MetLife, Inc.                                                 12,618     511,155
Progressive Corp. (The)                                        3,412     289,474
Prudential Financial, Inc.                                     8,723     479,416
SAFECO Corp.                                                   2,127     111,114
St. Paul Travelers Cos., Inc. (The)                           11,371     421,523
Torchmark Corp.                                                1,830     104,566
UnumProvident Corp.                                            5,003      89,754
XL Capital Ltd., Class A                                       2,313     179,604
                                                                       ---------
                                                                       8,174,118
                                                                       ---------
INTERNET & CATALOG RETAIL--0.7%
eBay, Inc. (a)                                                11,248   1,307,917
                                                                       ---------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo!, Inc.                                                  23,388     881,260
                                                                       ---------
INFORMATION TECHNOLOGY SERVICES--1.1%
Affiliated Computer Services, Inc., Class A (a)                2,161     130,071
Automatic Data Processing, Inc.                                9,884     438,355
Computer Sciences Corp. (a)                                    3,247     183,033
Convergys Corp. (a)                                            2,395      35,901
Electronic Data Systems Corp.                                  8,719     201,409
First Data Corp.                                              14,054     597,857
Fiserv, Inc. (a)                                               3,324     133,592
Paychex, Inc.                                                  6,415     218,623
Sabre Holdings Corp.                                           2,292      50,791
SunGard Data Systems, Inc. (a)                                 4,872     138,024
Unisys Corp. (a)                                               5,719      58,219
                                                                       ---------
                                                                       2,185,875
                                                                       ---------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                1,631      80,735
Eastman Kodak Co.                                              4,891     157,734
Hasbro, Inc.                                                   2,972      57,597

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Invetments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
Mattel, Inc.                                                   7,089     138,165
                                                                       ---------
                                                                         434,231
                                                                       ---------
MACHINERY--1.5%
Caterpillar, Inc.                                              5,817     567,215
Cummins, Inc.                                                    822      68,875
Danaher Corp.                                                  5,233     300,427
Deere & Co.                                                    4,204     312,778
Dover Corp.                                                    3,437     144,148
Eaton Corp.                                                    2,580     186,689
Illinois Tool Works, Inc.                                      5,052     468,219
Ingersoll-Rand Co., Ltd., Class A                              2,945     236,484
ITT Industries, Inc.                                           1,557     131,489
Navistar International Corp. (a)                               1,155      50,797
PACCAR, Inc.                                                   2,936     236,289
Pall Corp.                                                     2,152      62,300
Parker-Hannifin Corp.                                          1,981     150,041
                                                                       ---------
                                                                       2,915,751
                                                                       ---------
MEDIA--3.8%
Clear Channel Communications, Inc.                             9,786     327,733
Comcast Corp., Class A (a)                                    37,777   1,257,218
Dow Jones & Co., Inc.                                          1,422      61,231
Gannett Co., Inc.                                              4,376     357,519
Interpublic Group of Cos., Inc. (The) (a)                      7,212      96,641
Knight-Ridder, Inc.                                            1,308      87,558
McGraw-Hill Cos., Inc. (The)                                   3,192     292,196
Meredith Corp.                                                   823      44,607
New York Times Co. (The), Class A                              2,474     100,939
News Corp., Inc., Class A (a)                                 44,400     828,504
Omnicom Group, Inc.                                            3,177     267,885
Time Warner, Inc. (a)                                         77,838   1,513,170
Tribune Co.                                                    5,380     226,713
Univision Communications, Inc., Class A (a)                    5,480     160,400
Viacom, Inc., Class B                                         28,974   1,054,364
Walt Disney Co. (The)                                         34,710     964,938
                                                                       ---------
                                                                       7,641,616
                                                                       ---------
METALS & MINING--0.7%
Alcoa, Inc.                                                   14,806     465,204
Allegheny Technologies, Inc.                                   1,612      34,932
Freeport-McMoRan Copper & Gold, Inc., Class B                  3,011     115,111
Newmont Mining Corp.                                           7,515     333,740
Nucor Corp.                                                    2,658     139,120
Phelps Dodge Corp.                                             1,617     159,954
United States Steel Corp.                                      1,894      97,068
                                                                       ---------
                                                                       1,345,129
                                                                       ---------
MULTI-LINE RETAIL--1.1%
Big Lots, Inc. (a)                                             1,958      23,751
Dillard's Inc., Class A                                        1,353      36,355
Dollar General Corp.                                           5,575     115,793
Family Dollar Stores, Inc.                                     2,852      89,068
Federated Department Stores, Inc.                              2,920     168,747

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Invetments
December 31, 2004 (continued)

                                                             Shares     Value
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                           4,805      198,927
Kohl's Corp. (a)                                              5,852      287,743
May Department Stores Co. (The)                               4,915      144,501
Nordstrom, Inc.                                               2,401      112,199
Sears, Roebuck & Co.                                          3,513      179,268
Target Corp.                                                 15,206      789,647
                                                                      ----------
                                                                       2,145,999
                                                                      ----------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
AES Corp. (The) (a)                                          11,065      151,259
Calpine Corp. (a)                                             9,053       35,669
CMS Energy Corp. (a)                                          3,322       34,715
Constellation Energy Group, Inc.                              2,991      130,737
Dominion Resources, Inc.                                      5,651      382,798
Duke Energy Corp.                                            16,238      411,308
Dynegy, Inc., Class A (a)                                     6,464       29,864
Public Service Enterprise Group, Inc.                         4,039      209,098
Sempra Energy                                                 3,917      143,676
                                                                      ----------
                                                                       1,529,124
                                                                      ----------
OFFICE ELECTRONICS--0.1%
Xerox Corp. (a)                                              16,220      275,902
                                                                      ----------
OIL & GAS--6.1%
Amerada Hess Corp.                                            1,525      125,630
Anadarko Petroleum Corp.                                      4,224      273,757
Apache Corp.                                                  5,554      280,866
Ashland, Inc.                                                 1,256       73,325
Burlington Resources, Inc.                                    6,631      288,449
ChevronTexaco Corp.                                          35,971    1,888,837
ConocoPhillips                                               11,717    1,017,387
Devon Energy Corp.                                            8,217      319,806
El Paso Corp.                                                10,929      113,662
EOG Resources, Inc.                                           2,039      145,503
Exxon Mobil Corp.                                           109,655    5,620,914
Kerr-McGee Corp.                                              2,587      149,503
Kinder Morgan, Inc.                                           2,141      156,571
Marathon Oil Corp.                                            5,904      222,049
Occidental Petroleum Corp.                                    6,693      390,603
Sunoco, Inc.                                                  1,260      102,955
Unocal Corp.                                                  4,435      191,769
Valero Energy Corp.                                           4,322      196,219
Williams Cos., Inc. (The)                                     9,501      154,771
XTO Energy, Inc.                                              4,400      155,672
                                                                      ----------
                                                                      11,868,248
                                                                      ----------
PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Group                                         4,376      164,012
International Paper Co.                                       8,308      348,937
Louisiana-Pacific Corp.                                       1,911       51,100
MeadWestvaco Corp.                                            3,411      115,599
Weyerhaeuser Co.                                              4,055      272,577
                                                                      ----------
                                                                         952,225
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                             Shares      Value
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co., Class B                                   1,550       75,284
Avon Products, Inc.                                           8,012      310,064
Gillette Co. (The)                                           16,870      755,439
                                                                      ----------
                                                                       1,140,787
                                                                      ----------
PHARMACEUTICALS--6.7%
Abbott Laboratories                                          26,467    1,234,686
Allergan, Inc.                                                2,236      181,273
Bristol-Myers Squibb Co.                                     33,085      847,638
Eli Lilly & Co.                                              19,263    1,093,175
Forest Laboratories, Inc. (a)                                 6,273      281,407
Johnson & Johnson                                            50,470    3,200,806
King Pharmaceuticals, Inc. (a)                                4,119       51,076
Merck & Co., Inc.                                            37,729    1,212,610
Mylan Laboratories, Inc.                                      4,528       80,055
Pfizer, Inc.                                                128,001    3,441,946
Schering-Plough Corp.                                        25,008      522,167
Watson Pharmaceuticals, Inc. (a)                              1,848       60,633
Wyeth                                                        22,671      965,558
                                                                      ----------
                                                                      13,173,030
                                                                      ----------
REAL ESTATE--0.5%
Apartment Investment & Management Co., Class A                1,577       60,778
Archstone-Smith Trust                                         3,300      126,390
Equity Office Properties Trust                                6,902      200,986
Equity Residential                                            4,827      174,641
Plum Creek Timber Co., Inc.                                   3,095      118,972
Prologis                                                      3,144      136,230
Simon Property Group, Inc.                                    3,719      240,507
                                                                      ----------
                                                                       1,058,504
                                                                      ----------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                            6,367      301,224
CSX Corp.                                                     3,678      147,414
Norfolk Southern Corp.                                        6,686      241,966
Union Pacific Corp.                                           4,389      295,160
                                                                      ----------
                                                                         985,764
                                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Advanced Micro Devices, Inc. (a)                              6,544      144,099
Altera Corp. (a)                                              6,287      130,141
Analog Devices, Inc.                                          6,384      235,697
Applied Materials, Inc. (a)                                  28,882      493,882
Applied Micro Circuits Corp. (a)                              5,209       21,930
Broadcom Corp., Class A (a)                                   5,629      181,704
Freescale Semiconductor, Inc. (a)                             6,610      121,360
Intel Corp.                                                 107,484    2,514,051
KLA-Tencor Corp. (a)                                          3,287      153,108
Linear Technology Corp.                                       5,217      202,211
LSI Logic Corp. (a)                                           6,540       35,839
Maxim Integrated Products, Inc.                               5,566      235,943
Micron Technology, Inc. (a)                                  10,432      128,835
National Semiconductor Corp.                                  6,095      109,405

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------
Novellus Systems, Inc. (a)                                     2,390      66,657
NVIDIA Corp. (a)                                               2,794      65,827
PMC-Sierra, Inc. (a)                                           3,032      34,110
Teradyne, Inc. (a)                                             3,263      55,699
Texas Instruments, Inc.                                       29,377     723,262
Xilinx, Inc.                                                   5,870     174,046
                                                                       ---------
                                                                       5,827,806
                                                                       ---------
SOFTWARE--4.1%
Adobe Systems, Inc.                                            4,022     252,340
Autodesk, Inc.                                                 3,810     144,590
BMC Software, Inc. (a)                                         3,755      69,843
Citrix Systems, Inc. (a)                                       2,868      70,352
Computer Associates International, Inc.                        9,948     308,985
Compuware Corp. (a)                                            6,581      42,579
Electronic Arts, Inc. (a)                                      5,189     320,057
Intuit, Inc. (a)                                               3,164     139,248
Mercury Interactive Corp. (a)                                  1,479      67,368
Microsoft Corp.                                              184,752   4,934,725
Novell, Inc. (a)                                               6,346      42,836
Oracle Corp. (a)                                              87,123   1,195,327
Parametric Technology Corp. (a)                                4,616      27,188
Siebel Systems, Inc. (a)                                       8,685      91,193
Symantec Corp.                                                10,810     278,466
Veritas Software Corp. (a)                                     7,131     203,590
                                                                       ---------
                                                                       8,188,687
                                                                       ---------
SPECIALTY RETAIL--2.3%
AutoNation, Inc. (a)                                           4,544      87,290
AutoZone, Inc. (a)                                             1,318     120,347
Bed Bath & Beyond, Inc. (a)                                    5,104     203,292
Best Buy Co., Inc.                                             5,538     329,068
Circuit City Stores, Inc.                                      3,301      51,628
Gap, Inc. (The)                                               14,890     314,477
Home Depot, Inc. (The)                                        37,337   1,595,783
Limited Brands, Inc.                                           6,879     158,355
Lowe's Cos., Inc.                                             13,109     754,947
Office Depot, Inc. (a)                                         5,277      91,609
OfficeMax, Inc.                                                1,542      48,388
RadioShack Corp.                                               2,673      87,888
Sherwin-Williams Co. (The)                                     2,430     108,451
Staples, Inc.                                                  8,438     284,445
Tiffany & Co.                                                  2,520      80,564
TJX Cos., Inc. (The)                                           8,189     205,790
Toys "R" Us, Inc. (a)                                          3,668      75,084
                                                                       ---------
                                                                       4,597,406
                                                                       ---------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. (a)                                                3,190     179,916
Jones Apparel Group, Inc.                                      2,087      76,322
Liz Claiborne, Inc.                                            1,860      78,511
NIKE, Inc., Class B                                            4,506     408,648
Reebok International, Ltd.                                       941      41,404
V.F. Corp.                                                     1,849     102,398
                                                                       ---------

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                            Shares      Value
--------------------------------------------------------------------------------
                                                                         887,199
                                                                     -----------
THRIFTS & MORTGAGE FINANCE--1.8%
Countrywide Financial Corp.                                  9,910       366,769
Federal National Mortgage Association                       16,495     1,174,609
Federal Home Loan Mortgage Corp.                            11,707       862,806
Golden West Financial Corp.                                  5,218       320,490
MGIC Investment Corp.                                        1,637       112,806
Sovereign Bancorp, Inc.                                      5,864       132,233
Washington Mutual, Inc.                                     14,841       627,477
                                                                     -----------
                                                                       3,597,190
                                                                     -----------
TOBACCO--1.2%
Altria Group, Inc.                                          34,924     2,133,857
Reynolds American, Inc.                                      2,487       195,478
UST, Inc.                                                    2,786       134,034
                                                                     -----------
                                                                       2,463,369
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                          1,543       102,795
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc., Class A (a)                    18,901       567,030
                                                                     -----------
TOTAL COMMON STOCKS (Cost $178,797,201)                              191,800,755
                                                                     -----------

                                                       Principal
                                                        Amount
                                                      ----------
SHORT-TERM INVESTMENTS--5.0%
The Bank of New York Cash Reserve                     $5,034,394   $  5,034,394
U.S. Treasury Bill 0.05% (1), 1/6/05                   3,500,000      3,499,976
U.S. Treasury Bill 1.92% (1), 2/17/05 (2)              1,500,000      1,496,730
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $10,031,100)                      10,031,100
                                                                   ------------
TOTAL INVESTMENTS (Cost $188,828,301)--101.4%                       201,831,855
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.4%)                        (2,867,355)
                                                                   ------------
NET ASSETS--100.0%                                                 $198,964,500
                                                                   ============

(a)  Represents non-income producing securities.
(b)  See Note 9 regarding affiliated issuers.
(1)  Yield to maturity.
(2)  See Note 6 regarding futures contracts.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Representation of Investments
December 31, 2004 (Unaudited)

Industry                                        Value      % of Total Net Assets
--------------------------------------------------------------------------------
PHARMACEUTICALS                             $ 13,173,030             6.7%
OIL & GAS                                     11,868,248             6.1%
COMMERCIAL BANKS                              11,457,352             5.8%
INDUSTRIAL CONGLOMERATES                       9,032,775             4.5%
SOFTWARE                                       8,188,687             4.1%
INSURANCE                                      8,174,118             4.1%
MEDIA                                          7,641,616             3.8%
COMPUTERS & PERIPHERALS                        7,600,372             3.8%
DIVERSIFIED FINANCIAL SERVICES                 7,204,922             3.6%
FOOD & STAPLES RETAILING                       6,172,311             3.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT       5,827,806             2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES         5,704,779             2.9%
CAPITAL MARKETS                                5,458,287             2.7%
COMMUNICATIONS EQUIPMENT                       5,169,532             2.6%
SPECIALTY RETAIL                               4,597,406             2.3%
BEVERAGES                                      4,317,243             2.2%
HEALTH CARE PROVIDERS & SERVICES               4,315,459             2.2%
HEALTH CARE EQUIPMENT & SUPPLIES               4,279,136             2.2%
AEROSPACE & DEFENSE                            3,884,630             2.0%
ELECTRIC UTILITIES                             3,848,377             1.9%
THRIFTS & MORTGAGE FINANCE                     3,597,190             1.8%
HOUSEHOLD PRODUCTS                             3,533,654             1.8%
CHEMICALS                                      3,187,673             1.6%
HOTELS, RESTAURANTS & LEISURE                  3,032,750             1.5%
MACHINERY                                      2,915,751             1.5%
CONSUMER FINANCE                               2,637,529             1.3%
BIOTECHNOLOGY                                  2,548,341             1.3%
FOOD PRODUCTS                                  2,470,218             1.2%
TOBACCO                                        2,463,369             1.2%
AIR FREIGHT & LOGISTICS                        2,190,249             1.1%
INFORMATION TECHNOLOGY SERVICES                2,185,875             1.1%
MULTI-LINE RETAIL                              2,145,999             1.1%
COMMERCIAL SERVICES & SUPPLIES                 1,923,648             1.0%
ENERGY EQUIPMENT & SERVICES                    1,858,044             0.9%
MULTI-UTILITIES & UNREGULATED POWER            1,529,124             0.8%
METALS & MINING                                1,345,129             0.7%
INTERNET & CATALOG RETAIL                      1,307,917             0.7%
AUTOMOBILES                                    1,144,400             0.6%
PERSONAL PRODUCTS                              1,140,787             0.6%
HOUSEHOLD DURABLES                             1,070,398             0.5%
REAL ESTATE                                    1,058,504             0.5%
ROAD & RAIL                                      985,764             0.5%
PAPER & FOREST PRODUCTS                          952,225             0.5%
TEXTILES, APPAREL & LUXURY GOODS                 887,199             0.4%
INTERNET SOFTWARE & SERVICES                     881,260             0.4%
ELECTRICAL EQUIPMENT                             845,597             0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS               661,381             0.3%
WIRELESS TELECOMMUNICATION SERVICES              567,030             0.3%
LEISURE EQUIPMENT & PRODUCTS                     434,231             0.2%
AUTO COMPONENTS                                  430,157             0.2%
BUILDING PRODUCTS                                425,569             0.2%
CONTAINERS & PACKAGING                           344,754             0.2%
OFFICE ELECTRONICS                               275,902             0.1%
GAS UTILITIES                                    267,041             0.1%
AIRLINES                                         231,755             0.1%
DISTRIBUTORS                                     131,123             0.1%
TRADING COMPANIES & DISTRIBUTORS                 102,795             0.1%
CONSTRUCTION MATERIALS                            96,824             0.0%
CONSTRUCTION & ENGINEERING                        77,513             0.0%
SHORT-TERM INVESTMENT AND OTHER ASSETS
   LESS LIABILITIES                            7,163,745             3.6%
                                            ------------           -----
TOTAL NET ASSETS                            $198,964,500           100.0%
                                            ============           =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------

ASSETS
Investments in securities at market value: (Note 2)
   Unaffiliated issuers (Cost: $188,586,824)                       $201,561,453
   Affiliated issuers (Cost: $241,477) (Note 9)                         270,402
Receivable for fund shares purchased                                    400,659
Dividends and interest receivable                                       250,009
Receivable for securities sold                                          168,488
Due from E*TRADE Asset Management, Inc. (Note 3)                        101,048
                                                                   ------------
   TOTAL ASSETS                                                     202,752,059
                                                                   ------------
LIABILITIES
Payable for investment securities purchased                           3,499,976
Payable for fund shares redeemed                                        131,973
Variation margin payable (Note 6)                                         5,500
Accrued administration fee (Note 3)                                      24,726
Accrued advisory fee (Note 3)                                            11,539
Accrued shareholder servicing fees (Note 3)                              41,211
Accrued other expenses                                                   72,634
                                                                   ------------
   TOTAL LIABILITIES                                                  3,787,559
                                                                   ------------
TOTAL NET ASSETS                                                   $198,964,500
                                                                   ============
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                              $    207,072
Paid-in capital, in excess of par                                   193,262,665
Undistributed net investment Income                                      12,569
Accumulated net realized gain (loss) on investments and future
   contracts                                                         (7,558,567)
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                 13,040,761
                                                                   ------------
TOTAL NET ASSETS                                                   $198,964,500
                                                                   ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           20,707,196
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       9.61
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2004
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends
      Unaffiliated issuers                                          $ 3,273,414
      Affiliated issuers (Note 9)                                         5,025
   Interest                                                              22,985
                                                                    -----------
      TOTAL INVESTMENT INCOME                                         3,301,424
                                                                    -----------
EXPENSES (NOTE 3):
   Advisory fee                                                         113,558
   Administration fee                                                   243,339
   Shareholder servicing fees                                           405,565
   Transfer and dividend disbursing agent                               194,437
   Custodian fee                                                         92,268
   Audit and tax services                                                41,099
   Legal services                                                        34,348
   Registration fees                                                     16,492
   Printing                                                              16,030
   Trustee fees                                                          11,849
   Other expenses                                                        13,250
                                                                    -----------
      TOTAL EXPENSES BEFORE WAIVER                                    1,182,235
   Waived fees and reimbursed expenses (Note 3)                        (875,823)
                                                                    -----------
   NET EXPENSES                                                         306,412
                                                                    -----------
NET INVESTMENT INCOME                                                 2,995,012
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                                 (265,464)
   Futures contracts                                                    499,401
Net change in unrealized appreciation (depreciation) of:
   Investments                                                       14,775,860
   Futures contracts                                                    (43,928)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTACTS                                                 14,965,869
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $17,960,881
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            Year Ended          Year Ended
                                                                        December 31, 2004   December 31, 2003
                                                                        -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                     $  2,995,012        $  1,392,300
Net realized gain (loss) on sale of investments and futures contracts          233,937          (1,560,821)
Net change in unrealized appreciation (depreciation) of investments
   and futures contracts                                                    14,731,932          26,276,527
                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               17,960,881          26,108,006
                                                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                    (3,021,691)         (1,323,364)
                                                                          ------------        ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                            88,430,842          43,465,038
Value of shares issued in reinvestment of dividends and distributions        2,826,794           1,232,375
Cost of shares redeemed                                                    (37,218,494)        (22,649,398)
                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK                                   54,039,142          22,048,015
                                                                          ------------        ------------
REDEMPTION FEES (Note 2)                                                        43,830              20,009
                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                                       69,022,162          46,852,666
   NET ASSETS:
BEGINNING OF PERIOD                                                        129,942,338          83,089,672
                                                                          ------------        ------------
END OF PERIOD*                                                            $198,964,500        $129,942,338
                                                                          ============        ============
SHARE TRANSACTIONS:
Number of shares sold                                                        9,834,669           5,568,738
Number of shares reinvested                                                    306,452             157,460
Number of shares redeemed                                                   (4,135,993)         (2,917,107)
                                                                          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                6,005,128           2,809,091
                                                                          ============        ============

* Includes undistributed net investment income of $12,569 and $58,651 for the periods ended December 31, 2004 and December 31, 2003, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended            Year Ended               Year Ended
                                                            December 31, 2004   December 31, 2003/(6)/   December 31, 2002/(6)/
                                                            -----------------   ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   8.84              $   6.99                  $  9.11
                                                              --------              --------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.17/(3)/             0.10/(3)/                0.09
   Net realized and unrealized gain (loss) on investments         0.76                  1.85                    (2.12)
                                                              --------              --------                  -------
   TOTAL FROM INVESTMENT OPERATIONS                               0.93                  1.95                    (2.03)
                                                              --------              --------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                      (0.16)                (0.10)                   (0.09)
   Distributions from net realized gains                            --                    --                       --
                                                              --------              --------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (0.16)                (0.10)                   (0.09)
                                                              --------              --------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL/(1)/                       --                    --                       --
                                                              --------              --------                  -------
NET ASSET VALUE, END OF PERIOD                                $   9.61              $   8.84                  $  6.99
                                                              ========              ========                  =======

   TOTAL RETURN/(2)/                                             10.62%                28.11%                  (22.29)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                  $198,965              $129,942                  $83,090
   Ratio of expenses to average net assets                        0.19%/(4)/            0.40%/(4)/               0.40%/(4)/
   Ratio of net investment income to average net assets           1.85%/(5)/            1.39%/(5)/               1.24%/(5)/
   Portfolio turnover rate                                        2.22%                 0.65%/(7)/              11.97%/(9)/

                                                                  Year Ended               Year Ended
                                                            December 31, 2001/(6)/   December 31, 2000/(6)/
                                                            ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.48                  $ 11.83
                                                                 -------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.09                     0.12
   Net realized and unrealized gain (loss) on investments          (1.37)                   (1.22)
                                                                 -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS                                (1.28)                   (1.10)
                                                                 -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                        (0.09)                   (0.13)
   Distributions from net realized gains                              --/(1)/               (0.12)
                                                                 -------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (0.09)                   (0.25)
                                                                 -------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL/(1)/                         --                       --
                                                                 -------                  -------
NET ASSET VALUE, END OF PERIOD                                   $  9.11                  $ 10.48
                                                                 =======                  =======

   TOTAL RETURN/(2)/                                              (12.20)%                  (9.39)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                     $81,798                  $62,899
   Ratio of expenses to average net assets                          0.35%/(4)/               0.32%/(8)/
   Ratio of net investment income to average net assets             1.02%/(5)/               0.95%
   Portfolio turnover rate                                          9.21%/(9)/              11.00%/(9)/

----------
/(1)/ Rounds to less than $0.01.

/(2)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(3)/ Calculated based on average shares outstanding.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.73%, 0.83%, 0.98%, and
     0.54%, respectively.

/(5)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.31%, 0.96%, 0.66% and
     0.83%, respectively.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the year ended December 31, 2000.

/(9)/ Portfolio turnover rate of S&P 500 Index Master Portfolio.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. ORGANIZATION

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")*. The Fund seeks to achieve its objective by investing in stocks and other assets in an attempt to match the total return of the stocks making up the S&P 500 Index.

* "Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)" and "Standard and Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                                            2004         2003
                                                         ----------   ----------
Distributions paid from:
Ordinary Income                                          $3,021,691   $1,323,364

At December 31, 2004, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                                       $    12,569
Unrealized Appreciation                                              12,598,319
Undistributed Capital Loss                                           (7,116,125)
                                                                    -----------
Total                                                               $ 5,494,763

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

As of December 31, 2004, for federal income tax purposes, the Fund had a capital loss carryforward of $7,116,125 of which $681,475, $5,513,727 and $920,923 will expire in 2009, 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires.

At December 31, 2004, the cost of investments for federal income tax purposes was $189,233,536. Net unrealized appreciation aggregated $12,598,319, of which $20,845,186 represented gross unrealized appreciation on securities and $8,246,867 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2004 and December 31, 2003 were $43,830 and $20,009, respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently entitled to receive an advisory fee at an annual rate of 0.07% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.03% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM is entitled to receive an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09% of the Fund's average daily net assets. This expense limit was reduced from 0.10% of the Fund's average daily net assets effective May 28, 2004 and 0.14% effective April 29, 2004. Prior to April 29, 2004, the expense limit for the Fund was 0.40% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advanced by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,802,115 was eligible for reimbursement as of December 31, 2004.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2004.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

"variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of December 31, 2004:

----------------------------------------------------------------------
                                            Notional    Net Unrealized
Number of       Futures       Expiration    Contract     Appreciation
Contracts        Index           Date         Value     (Depreciation)
----------------------------------------------------------------------

    22      S&P 500 Futures    03/18/05    $6,675,350       $37,207

----------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $1,496,730.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2004.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2004.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

9. AFFILIATED ISSUERS

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(2) of the Investment Company Act of 1940) are as follows:

----------------------------------------------------------------------------------------------------------------
                              Number of                            Number of
                              of Shares                            of Shares                            Realized
                               Held At                              Held At      Value                   Capital
                              Beginning     Gross        Gross        End      At End of   Investment     Gain
       Name of Issuer         of Period   Additions   Reductions   of Period     Period      Income      (Loss)
----------------------------------------------------------------------------------------------------------------
Comerica, Inc.                  2,211         682          --        2,893      $176,531     $5,025       $ --
E*TRADE Financial Corp.            --       6,379         100        6,279        93,871         --        132
                                                                                ------------------------------
   Total Affiliated Issuers                                                     $270,402     $5,025       $132
----------------------------------------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $54,087,246 and $3,478,875, respectively, for the year ended December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities of the E*TRADE S&P 500 Index Fund (one of the nine operating series comprising the E*TRADE Funds (the "Trust")), including the schedule of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes the consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE S&P 500 Index Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
-------------------------------------
New York, New York
February 25, 2005

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                         NON-INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Steven Grenadier           Since February 1999      Mr. Grenadier is a           None
4500 Bohannon Drive                                 Professor of Finance at
Menlo Park, CA 94025                                the Graduate School of
Age: 40                                             Business at Stanford
Trustee                                             University, where he has
                                                    been employed as a
                                                    professor since 1992.
----------------------------------------------------------------------------------------------------------
Cheryl A. Burgermeister    Since February 2004      Ms. Burgermeister has been   The Select Sector SPDR
4500 Bohannon Drive                                 self-employed as a           Trust
Menlo Park, CA 94025                                financial consultant since
Age: 53                                             October 2003. She is also
Trustee                                             Trustee, Treasurer and
                                                    Finance Trust Committee
                                                    Chairman of the Portland
                                                    Community College
                                                    Foundation since 2001. She
                                                    was a Trustee of the Zero
                                                    Gravity Internet Fund from
                                                    2000 to 2001. Ms.
                                                    Burgermeister was a
                                                    Director and Treasurer of
                                                    the Crabbe Huson family of
                                                    funds from 1988-1999.
----------------------------------------------------------------------------------------------------------
Ashley T. Rabun            Since February 1999      Ms. Rabun is the Founder     None
4500 Bohannon Drive                                 and Chief Executive
Menlo Park, CA 94025                                Officer of Investor Reach,
Age: 52                                             a consulting firm
Trustee                                             specializing in marketing
                                                    and distribution
                                                    strategies for financial
                                                    services companies formed
                                                    in September 1996.
----------------------------------------------------------- ----------------------------------------------
George J. Rebhan           Since December 1999      Mr. Rebhan retired in        Advisors Series Trust
4500 Bohannon Drive                                 December 1993, and prior
Menlo Park, CA 94025                                to that he was President
Age: 70                                             of Hotchkis and Wiley
Chairman and Trustee                                Funds (investment company)
                                                    from 1985 to 1993.
----------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Shelly J. Meyers /(2)/     Since February 1999      Since July 2003, Ms.         None
4500 Bohannon Drive                                 Meyers has served as
Menlo Park, CA 94025                                Executive Vice President
Age: 45                                             and portfolio manager for
Trustee                                             Pacific Global Investment
                                                    Management Company, a
                                                    registered investment
                                                    adviser. Until March 2004,
                                                    Ms. Myers was the manager,
                                                    Chief Executive Officer,
                                                    and founder of Myers
                                                    Capital Management, a
                                                    registered investment
                                                    adviser
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                                    formed in January
                                                    1996.
----------------------------------------------------------------------------------------------------------
Mitchell H. Caplan/(2)/     Since February 2002      Mr. Caplan is Chief          E*TRADE FINANCIAL
4500 Bohannon Drive                                 Executive Officer of         Corporation
Menlo Park, CA 94025                                E*TRADE FINANCIAL
Age: 47                                             Corporation. He also is a
Trustee                                             director or officer of
                                                    various affiliates of
                                                    E*TRADE FINANCIAL
                                                    Corporation, including a
                                                    Director of E*TRADE Asset
                                                    Management and E*TRADE
                                                    Global Asset Management,
                                                    Inc. He previously served
                                                    as Vice Chairman of the
                                                    Board of Directors,
                                                    President and Chief
                                                    Executive Officer of
                                                    Telebanc Financial
                                                    Corporation and Telebank
                                                    (renamed E*TRADE Bank)
                                                    from 1993-2000.
----------------------------------------------------------------------------------------------------------
                                                OFFICERS
----------------------------------------------------------------------------------------------------------
Dennis Webb                Since May 2004           Dennis Webb is Chief         Not applicable
4500 Bohannon Drive                                 Institutional Officer and
Menlo Park, CA 94025                                President of E*TRADE
Age: 39                                             Capital Markets.
President
                                                    Prior to that, Mr. Webb
                                                    was the Chief Executive
                                                    Officer of E*TRADE Global
                                                    Asset Management, Inc.
                                                    (ETGAM). Mr. Webb has also
                                                    been Chairman of E*TRADE
                                                    Bank's Asset and Liability
                                                    Committee and was
                                                    responsible for the Bank's
                                                    $15 billion derivative
                                                    portfolio until he joined
                                                    ETGAM in June 2001.

                                                    Prior to joining E*TRADE
                                                    FINANCIAL Corporation in
                                                    2000, he was the Senior
                                                    Vice President of
                                                    Asset/Liability Management
                                                    of Allfirst Bank, an $18
                                                    billion regional bank
                                                    based in Baltimore,
                                                    Maryland.
----------------------------------------------------------------------------------------------------------
Elizabeth Gottfried        Since November 2000      Ms. Gottfried is Vice        Not applicable
4500 Bohannon Drive                                 President of E*TRADE Asset
Menlo Park, CA 94025                                Management, and also a
Age: 44                                             Business Manager of
Vice President and                                  E*TRADE Global Asset
Treasurer                                           Management, Inc. Ms.
                                                    Gottfried joined E*TRADE
                                                    Asset Management in
                                                    September 2000. Prior to
                                                    that, she worked at Wells
                                                    Fargo Bank from 1984 to
                                                    2000 and managed various
                                                    areas of Wells Fargo's
                                                    mutual fund group.
----------------------------------------------------------------------------------------------------------
Marc R. Duffy              Since February 2004      Mr. Duffy joined E*TRADE     Not applicable
4500 Bohannon Drive                                 Asset Management in
Menlo Park, CA 94025                                January 2004. Prior to
                                                    that, he worked
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
Age: 46                                             at Legg Mason Wood Walker,
Vice President,                                     Inc. from 1999 to 2003 and
Secretary and Chief                                 was responsible for legal
Legal Officer                                       issues related to the Legg
                                                    Mason mutual funds.
---------------------------------------------------------------------------------------------------------

/(1)/ Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

/(2)/ Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

/(3)/ Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the period ended December 31, 2004.

I hope you will find the Annual Report valuable and informative.

Despite a slight rise in interest rates late in the year, rates were still low and this--combined with robust underlying growth in U.S. productivity--fueled the U.S. economy's continued steady recovery.

Against this background, the E*TRADE Index Funds remained the lowest-cost index funds in the industry,/1/ and investors again saw the Funds as an easy, low-cost way to gain broad diversification and balance their holdings.

Many investors also took advantage of our free Automatic Investment Plan/2/ as an easy way to add to their portfolios over time through regular automatic investments in the Funds. I encourage you to consider this option by visiting www.etrade.com/autoinvest.

Here is a high-level view of the year's results:

                                                One-Year Total Return for Period
            Fund Name                                   Ended 12/31/04/3/
            ---------                           --------------------------------
E*TRADE S&P 500 Index Fund                                   10.62%
E*TRADE Russell 2000 Index Fund                              17.30%
E*TRADE International Index Fund                             19.38%
E*TRADE Technology Index Fund                                 2.15%

Thank you for your continued investment in the Funds. We remain committed to providing you with an affordable way to invest in specific asset classes and create a solid, diversified portfolio, and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------------------
Dennis Webb
President, E*TRADE Funds

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended only for current shareholders who have received a copy of the appropriate prospectus. For a current prospectus containing more complete information, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. Read the prospectus carefully before you invest.

Data quoted represents past performance. Past performance is not an indication of future results and mutual fund investment returns and share prices will fluctuate on a daily basis. Your investment may be worth more or less than your original cost when you redeem your shares. Current performance may be lower or higher than the performance data quoted. Please visit www.etradefunds.etrade.com and click on the "Report Card" link for more current performance.

1 For more important information and details about the E*TRADE Funds, please visit www.etradefunds.etrade.com. As commissioned by E*TRADE Asset Management, Inc. ("ETAM"), Lipper determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses as of February 1, 2005, by comparing them with other Pure Index Funds in the same Lipper Investment Classifications/Objective, while excluding institutional and other mutual funds requiring minimum investments of $250,000 or more and exchange-traded funds. The E*TRADE Index Funds' expenses are the lowest because they are contractually limited through April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.73% for the S&P 500 Index Fund; 1.00% for the Russell 2000 Index Fund; and 2.87% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that the expense limits will continue beyond April 2006 or will continue at specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified levels if the E*TRADE Index Funds' assets do not increase significantly by April 30, 2006.

Effective September 30, 2004, ETAM began assessing an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee is not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee is waived if your total E*TRADE Funds assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

2 Automatic investment plans and dollar-cost averaging do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

3 ETAM has waived a portion of its management fees or assumed responsibility for other expenses, which reduce operating expenses and increases total return to shareholders. Without these reductions, the Fund's investment results would have been lower.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending.

Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C)2005 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE International Index Fund
Management Discussion and Analysis

The E*TRADE International Index Fund ("Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International (MSCI) EAFE Free Index ("MSCI Index"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the MSCI Index. The unmanaged MSCI Index is made up of a wide range of foreign securities in trading in developed foreign markets, such as Europe, Australia, New Zealand, Singapore and countries in the Far East.

The Fund posted a 19.38% return for the year ended December 31, 2004, compared to the 20.70% return for its MSCI Index benchmark. Returns for international benchmarks generally outpaced the 10.88% return for the S&P 500 Index.

Every country in the MSCI Index universe posted a positive return for the year, and all but Finland had a double-digit return. Top performing countries included Austria, Norway, Greece, Belgium and Ireland. Based on both returns and weight in the Index, the largest contributions to the Index's return for the year came from the U.K. and Japan. Together, these two countries accounted for over 45% of the Index as of December 31, 2004. The U.K. had a 19.57% return for the year, while Japan had a return of 15.70%.

The Fund continued to meet its investment objective of closely tracking the total return of the MSCI Index. A stratified sampling technique is used to help align the holdings of the Fund with those of the Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its MSCI Index benchmark are due in large part to the fact that expenses are deducted from the Fund before its return is calculated. Since the MSCI Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that there are special risks inherent with an investment in this Fund, and that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The following graph shows the hypothetical return of $10,000 invested in both of the MSCI EAFE Free Index and the E*TRADE International Index Fund from November 1, 1999 to December 31, 2004, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                                     [CHART]

                                   Line chart

  MSCI EAFE Free Index    E*TRADE International Index Fund
-----------------------   --------------------------------
     START   $10,000.00            START   $10,000.00
11/30/1999   $10,349.50       11/30/1999   $10,348.16
12/31/1999   $11,280.44       12/31/1999   $11,290.17
01/31/2000   $10,565.71       01/31/2000   $10,487.18
02/29/2000   $10,852.15       02/29/2000   $10,758.07
03/31/2000   $11,274.94       03/31/2000   $11,173.05
04/30/2000   $10,683.69       04/30/2000   $10,571.73
05/31/2000   $10,424.82       05/31/2000   $10,406.85
06/30/2000   $10,834.93       06/30/2000   $10,727.51
07/31/2000   $10,382.79       07/31/2000   $10,288.65
08/31/2000   $10,474.99       08/31/2000   $10,376.43
09/30/2000   $ 9,967.06       09/30/2000   $ 9,882.09
10/31/2000   $ 9,733.63       10/31/2000   $ 9,657.50
11/30/2000   $ 9,370.66       11/30/2000   $ 9,276.67
12/31/2000   $ 9,705.95       12/31/2000   $ 9,605.52
01/31/2001   $ 9,701.38       01/31/2001   $ 9,605.52
02/28/2001   $ 8,974.75       02/28/2001   $ 8,862.88

03/31/2001   $ 8,380.53       03/31/2001   $ 8,276.08
04/30/2001   $ 8,968.34       04/30/2001   $ 8,854.62
05/31/2001   $ 8,658.93       05/31/2001   $ 8,540.84
06/30/2001   $ 8,308.07       06/30/2001   $ 8,175.47
07/31/2001   $ 8,157.53       07/31/2001   $ 8,027.90
08/31/2001   $ 7,952.61       08/31/2001   $ 7,821.30
09/30/2001   $ 7,148.92       09/30/2001   $ 7,052.18
10/31/2001   $ 7,331.72       10/31/2001   $ 7,220.56
11/30/2001   $ 7,602.48       11/30/2001   $ 7,478.08
12/31/2001   $ 7,647.79       12/31/2001   $ 7,521.46
01/31/2002   $ 7,242.00       01/31/2002   $ 7,115.17
02/28/2002   $ 7,293.13       02/28/2002   $ 7,154.81
03/31/2002   $ 7,691.26       03/31/2002   $ 7,576.76
04/30/2002   $ 7,746.95       04/30/2002   $ 7,586.69
05/31/2002   $ 7,852.07       05/31/2002   $ 7,685.99
06/30/2002   $ 7,542.47       06/30/2002   $ 7,377.25
07/31/2002   $ 6,798.48       07/31/2002   $ 6,638.53
08/31/2002   $ 6,784.68       08/31/2002   $ 6,608.58
09/30/2002   $ 6,057.70       09/30/2002   $ 5,893.12
10/31/2002   $ 6,383.72       10/31/2002   $ 6,202.76
11/30/2002   $ 6,674.25       11/30/2002   $ 6,482.43
12/31/2002   $ 6,450.33       12/31/2002   $ 6,260.29
01/31/2003   $ 6,181.54       01/31/2003   $ 5,998.19
02/28/2003   $ 6,040.23       02/28/2003   $ 5,857.05
03/31/2003   $ 5,926.07       03/31/2003   $ 5,741.22
04/30/2003   $ 6,513.70       04/30/2003   $ 6,308.25
05/31/2003   $ 6,914.42       05/31/2003   $ 6,682.90
06/30/2003   $ 7,085.55       06/30/2003   $ 6,848.25
07/31/2003   $ 7,258.16       07/31/2003   $ 7,011.79
08/31/2003   $ 7,434.68       08/31/2003   $ 7,175.33
09/30/2003   $ 7,665.37       09/30/2003   $ 7,392.79
10/31/2003   $ 8,143.62       10/31/2003   $ 7,854.19
11/30/2003   $ 8,325.87       11/30/2003   $ 8,018.25
12/31/2003   $ 8,976.70       12/31/2003   $ 8,640.00
01/31/2004   $ 9,104.26       01/31/2004   $ 8,742.73
02/29/2004   $ 9,315.94       02/29/2004   $ 8,948.21
03/31/2004   $ 9,372.02       03/31/2004   $ 8,990.12
04/30/2004   $ 9,167.99       04/30/2004   $ 8,793.78
05/31/2004   $ 9,207.69       05/31/2004   $ 8,824.78
06/30/2004   $ 9,413.20       06/30/2004   $ 9,037.03
07/31/2004   $ 9,108.97       07/31/2004   $ 8,745.85
08/31/2004   $ 9,151.23       08/31/2004   $ 8,808.24
09/30/2004   $ 9,391.73       09/30/2004   $ 9,005.82
10/31/2004   $ 9,712.55       10/31/2004   $ 9,319.25
11/30/2004   $10,378.73       11/30/2004   $ 9,893.87
12/31/2004   $10,834.57       12/31/2004   $10,314.70

                                                                                   Cumulative
                                           Average Annual Return                     Return
                                   ------------------------------------   ---------------------------
                                                                Since                         Since
                                   1 Year   3 Year   5 Year   Inception   3 Year   5 Year   Inception
                                   ------------------------------------   ---------------------------
E*TRADE International Index Fund   19.38%   11.10%   -1.79%     1.23%     37.14%   -8.64%     6.65%
MSCI EAFE Free Index               20.70%   12.31%   -0.80%     1.56%     41.67%   -3.95%     8.35%
                                   ------------------------------------   ---------------------------

--------------------------------------------------------------------------------
The E*TRADE International Index Fund began operations on October 22, 1999. The Index comparisons began on October 29, 1999.
--------------------------------------------------------------------------------

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, maybe worth more or less than their original cost.

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to you estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or
(3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the        During the
                                               06/30/04    12/31/04   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
E*TRADE International Index Fund
   Actual                                     $1,000.00   $1,279.26         0.13%              $0.74
   Hypothetical (5% return before expenses)   $1,000.00   $1,024.49         0.13%              $0.66
----------------------------------------------------------------------------------------------------------

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004

                                                                Shares    Value
--------------------------------------------------------------------------------

COMMON STOCKS--96.2%
Australia--5.0%
Alumina, Ltd. ADR                                                 974   $ 18,058
Amcor, Ltd. ADR                                                   688     15,597
AMP, Ltd.                                                       5,701     32,540
Australia & New Zealand Banking Group, Ltd. ADR                   895     72,423
Australian Gas Light Co., Ltd.                                  1,329     14,296
Australian Stock Exchange, Ltd.                                   116      1,858
BHP Limited ADR                                                 5,292    127,115
BlueScope Steel, Ltd.                                           2,546     16,488
Boral, Ltd. ADR                                                   475     10,232
Brambles Industries, Ltd.                                       2,721     14,865
Centro Properties Group                                         1,200      5,437
CFS Gandel Retail Trust                                         6,195      7,782
Coca-Cola Amatil, Ltd.                                            735      9,368
Cochlear, Ltd.                                                    539     10,669
Coles Myer, Ltd. ADR                                              375     23,070
Commonwealth Bank of Australia                                  3,258     82,123
Commonwealth Property Office Fund                               7,249      7,103
Computershare, Ltd. (a)                                           984      4,374
CSL, Ltd.                                                         381      8,750
CSR, Ltd.                                                       4,413      9,210
Foster's Group, Ltd.                                            6,123     27,791
General Property Trust                                          6,276     18,400
Harvey Norman Holdings, Ltd.                                    1,212      2,999
Insurance Australia Group, Ltd.                                 5,070     25,610
Investa Property Group                                          3,036      5,387
James Hardie Industries NV                                        285      7,424
John Fairfax Holdings, Ltd.                                     3,607     12,888
Leighton Holdings, Ltd.                                           112      1,089
Lend Lease Corp, Ltd.                                           1,203     12,495
Lion Nathan, Ltd.                                                 690      4,652
Macquarie Bank, Ltd.                                              686     25,086
Macquarie Goodman Industrial Trust                              4,178      7,771
Macquarie Infrastructure Group                                  5,890     15,700
Mayne Group, Ltd. ADR                                             728     12,156
Mirvac Group                                                    2,748     10,566
National Australia Bank, Ltd. ADR                                 885     99,192
Newcrest Mining, Ltd.                                           1,064     14,555
News Corp. Inc. Class B                                         2,342     44,966
OneSteel, Ltd.                                                  1,155      2,328
Orica, Ltd.                                                     1,484     23,760
Origin Energy, Ltd.                                             2,270     12,302
PaperlinX, Ltd.                                                   974      3,613
Patrick Corp., Ltd.                                             2,096     10,825
Publishing & Broadcasting, Ltd.                                    96      1,320
QBE Insurance Group, Ltd.                                       1,425     17,192
Rinker Group, Ltd. ADR                                            266     22,097
Rio Tinto, Ltd.                                                   342     41,951
Santos, Ltd. ADR                                                  729     19,231
Sonic Healthcare, Ltd.                                            515      4,927
Southcorp, Ltd. ADR (a)                                           417      7,012
Stockland                                                       3,773     17,733
Suncorp-Metway, Ltd.                                            1,452     19,838
Tabcorp Holdings, Ltd. ADR                                        128     17,349
Telstra Corp., Ltd. ADR                                         1,324     25,341
Toll Holdings, Ltd.                                               477      4,794
Transurban Group                                                1,789      9,404
Vivendi Universal SA ADR (a)                                    2,082     66,770
Wesfarmers, Ltd.                                                1,599     50,020
Westfield Group NPV (a)                                           312      4,018
Westpac Banking ADR                                               919     69,780
WMC Resources, Ltd. ADR                                           996     22,500
Woodside Petroleum, Ltd.                                        1,695     26,707
Woolworths, Ltd.                                                3,250     38,318

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------

                                                                       ---------
                                                                       1,379,215
                                                                       ---------
Austria--0.2%
Bank Austria Creditanstalt AG                                     93       8,392
Erste Bank Der Oesterreichisch                                   434      11,592
Immofinanz Immobilien Anlagen AG (a)                           1,571      14,996
OMV AG                                                            32       9,619
RHI AG (a)                                                        78       2,359
Telekom Austria AG ADR                                           176       6,723
Voestalpine AG                                                    30       2,330
                                                                       ---------
                                                                          56,011
                                                                       ---------
Belgium--0.8%
AGFA-Gevaert NV                                                  217       7,353
Colruyt SA                                                        50       8,122
Delhaize Group ADR                                               150      11,378
Dexia                                                          1,845      42,402
Electrabel SA                                                     60      26,713
Fortis NL                                                      2,383      65,916
Groupe Bruxelles Lambert SA                                      131      10,637
Interbrew SA                                                     284      10,996
KBC Bancassurance Holding                                        167      12,798
Mobistar SA (a)                                                   57       5,332
Omega Pharma SA                                                   38       1,821
Solvay SA                                                        124      13,652
UCB SA                                                           187       9,506
Umicore                                                           13       1,224
                                                                       ---------
                                                                         227,850
                                                                       ---------
Denmark--0.5%
AP Moller - Maersk A/S                                             1       8,261
Bang & Olufsen, Class B                                           37       2,766
Carlsberg A/S                                                     23       1,162
Coloplast A/S (a)                                                 66       3,627
Danisco A/S                                                      130       7,930
Danske Bank A/S                                                1,325      40,624
DSV, de Sammensluttede Vagnmaend                                  33       2,239
GN Store Nord                                                    519       5,589
H. Lundbeck A/S                                                  139       3,098
ISS A/S                                                           96       5,357
Novo-Nordisk A/S, Class B                                        456      24,743
Novozymes A/S, Class A                                           137       6,954
TDC A/S ADR                                                      490      10,427
Topdanmark A/S (a)                                                71       5,600
Vestas Wind Systems A/S (a)                                      553       6,871
William Demant Holding (a)                                        37       1,738
                                                                       ---------
                                                                         136,986
                                                                       ---------
Finland--2.1%
Amer Group                                                       129       1,127
Elisa Oyj, Class A (a)                                           184       2,953
Fortum Oyj                                                     1,673      30,887
Kone Oyj                                                          97       7,527
Metso Oyj ADR                                                    288       4,614
Nokia Oyj                                                     27,276     427,416
Outokumpu Oyj, Class A                                           287       5,125
Sampo Oyj, Class A                                             1,097      15,150
Stora Enso Oyj (a)                                             1,871      28,458
Tietoenator Oyj                                                  190       6,031
UPM Kymmene Oyj                                                2,060      45,979
Uponor Oyj                                                       327       6,092
Wartsila Corp., Class B                                           80       1,694

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------

                                                                       ---------
                                                                         583,053
                                                                       ---------
France--7.4%
Accor SA ADR (a)                                               1,401      30,669
Alcatel SA, Class A (a)                                        3,225      50,407
Atos Origin SA (a)                                                37       2,514
Autoroutes du Sud de la France                                   148       7,445
Axa                                                            4,019      99,470
BNP Paribas                                                    7,393     267,804
Bouygues SA                                                      369      17,046
Cap Gemini SA (a)                                                670      21,463
Carrefour SA                                                   1,749      83,300
Casino Guichard-Perrachon SA                                      68       5,445
CNP Assurances                                                    60       4,301
Compagnie de Saint-Gobain                                        873      52,592
Compagnie Generale des Etablissements Michelin, Class B          248      15,917
Credit Agricole SA                                               970      29,280
Dassault Systemes SA                                              79       3,987
Essilor International SA                                         206      16,171
European Aeronautic Defence & Space Co.                          901      26,142
France Telecom SA ADR                                          3,231     106,881
Gecina SA                                                         90       8,932
Groupe Air France                                                120       2,288
Groupe Danone ADR                                              2,300      42,412
Hermes International                                              19       3,795
Imerys SA (a)                                                     71       5,958
Klepierre                                                         34       3,009
L'Air Liquide SA                                                 199      36,796
L'Oreal SA                                                     1,028      78,013
Lafarge SA                                                     1,219      29,439
Lagardere S.C.A.                                                 230      16,600
LVMH (Moet Hennessy Louis Vuitton) SA                            757      57,987
Pernod-Ricard SA ADR (a)                                         395      15,127
Pinault Printemps Redoute SA                                     120      12,009
Psa Peugeot Citroen ADR                                          328      20,820
Publicis Groupe ADR                                              200       6,546
Renault SA                                                       319      26,718
Sagem SA (a)                                                     255       5,442
Sanofi-Synthelabo SA                                           1,142      91,305
Sanofi-Synthelabo SA ADR                                       2,167      86,788
Schneider Electric SA                                            668      46,470
Societe BIC SA                                                   105       5,285
Societe Television Francaise 1                                   222       7,230
Sodexho Alliance SA ADR                                          176       5,384
Suez SA (a)                                                    1,732      46,330
Technip-Coflexip SA                                              168       7,842
Thales SA                                                        142       6,814
Thomson/ex-TMM                                                   599      15,903
TotalFinaElf SA ADR                                            4,121     452,651
Unibail                                                           84      13,233
Valeo SA ADR                                                     297       6,217
Veolia Environnement ADR                                         444      16,184
Vinci SA                                                         125      16,803
Zodiac SA                                                         43       2,004
                                                                       ---------
                                                                       2,039,168
                                                                       ---------
Germany--6.3%
Adidas-Salomon AG                                                 82      13,308
Allianz AG ADR                                                10,117     134,455
Altana AG                                                        132       8,316
BASF AG                                                        1,590     114,511
Bayer AG                                                       1,874      63,679
Bayerische Hypo-und Vereinsbank AG                               880      20,011
Beiersdorf AG                                                     51       5,964

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------

Celesio AG                                                        66       5,366
Commerzbank AG (a)                                             1,411      29,095
Continental AG ADR                                               256      16,267
DaimlerChrysler AG                                             2,408     115,516
Deutsche Bank AG                                               1,714     152,586
Deutsche Boerse AG                                               204      12,287
Deutsche Lufthansa AG                                            714      10,471
Deutsche Post AG                                               1,144      26,223
Deutsche Telekom AG ADR (a)                                    5,588     126,736
E.ON AG ADR                                                    1,372     124,852
Epcos AG (a)                                                      61         919
Fresenius Medical Care AG ADR                                    196       5,253
HeidelbergCement AG                                               91       5,514
Henkel KGaA (a)                                                  109       9,475
Hypo Real Estate Holdings ADR (a)                                152       6,306
Infineon Technologies AG (a)                                   1,855      20,220
KarstadtQuelle AG                                                 84         872
Linde AG                                                         161      10,074
MAN AG                                                           208       7,982
Merck KGaA                                                       136       9,310
Metro AG                                                         260      14,332
MLP AG                                                           154       3,041
Muenchener Rueckversicherungs-Gesellschaft AG                    642      78,909
Prosieben SAT.1 Media AG                                          80       2,897
Puma AG Rudolf Dassler Sport (a)                                  34       9,284
Rwe AG ADR                                                       946      52,205
SAP AG ADR                                                     2,812     124,319
Schering AG                                                      630      46,778
Siemens AG ADR                                                 2,998     253,840
Suedzucker AG                                                     87       1,814
ThyssenKrupp AG                                                1,077      23,722
TUI AG                                                           280       6,641
Volkswagen AG (a)                                              2,349      15,645
Volkswagen AG ADR                                              4,117      37,326
                                                                       ---------
                                                                       1,726,321
                                                                       ---------
Hong Kong--1.5%
Bank of East Asia, Ltd.                                        4,526      14,062
BOC Hong Kong Holdings, Ltd. ADR (a)                             365      13,947
Cathay Pacific Airways, Ltd.                                     921       8,709
Cheung Kong Holdings, Ltd.                                     4,063      40,541
Clp Holdings, Ltd.                                             5,418      31,159
Esprit Holdings, Ltd.                                          2,032      12,282
Giordano International, Ltd.                                   3,386       2,124
Hang Lung Properties, Ltd.                                       542       4,184
Hang Seng Bank, Ltd.                                           2,722      37,822
Henderson Land Development                                     1,761       9,153
Hong Kong & China Gas                                          9,887      20,415
Hong Kong Electric Holdings (a)                                4,469      20,411
Hong Kong Exchanges & Clearing, Ltd.                           3,657       9,789
Hutchison Whampoa, Ltd.                                        6,636      62,170
Johnson Electric Holdings, Ltd.                                  651       6,323
Li & Fung, Ltd.                                                5,418       9,115
MTR Corp. ADR                                                    564       9,034
New World Development, Ltd. ADR                                2,708       6,062
PCCW, Ltd.                                                     1,096       6,839
Shangri-La Asia, Ltd.                                            231       6,627
Sun Hung Kai Properties, Ltd.                                  4,063      40,643
Swire Pacific, Ltd.                                            3,116      26,058
Television Broadcasts, Ltd. ADR                                1,016       9,438
Wharf Holdings, Ltd.                                           3,928      13,728
Yue Yuen Industrial Holdings                                   1,083       2,986
                                                                       ---------
                                                                         423,623
                                                                       ---------

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------

Ireland--0.7%
Allied Irish Bank                                              1,341      55,356
Bank of Ireland ADR                                              735      49,054
CRH PLC ADR                                                    1,224      32,791
DCC PLC                                                          182       4,072
Elan Corp. PLC (a)                                               685      18,666
Fyffes PLC                                                     1,087       2,845
Grafton Group PLC (a)                                            443       4,817
Independent News & Media PLC                                   1,238       3,904
Irish Life & Permanent PLC                                       793      14,852
Kerry Group PLC, Class A                                         626      15,018
                                                                       ---------
                                                                         201,375
                                                                       ---------
Italy--3.7%
Alleanza Assicurazioni SpA                                     1,080      15,075
Arnoldo Mondadori Editore SpA                                    331       3,816
Assicurazioni Generali SpA                                     2,487      84,407
Autogrill SpA (a)                                                271       4,524
Banca Fideuram SpA                                             1,014       5,249
Banca Intesa SpA                                              11,615      55,811
Banca Intesa SpA - RNC                                         2,108       9,047
Banca Monte dei Paschi di Sien SpA                             2,955      10,537
Banca Nazionale del Lavoro SpA                                 5,159      15,396
Banca Popolare di Milano SCRL                                  1,296      11,491
Banche Popolari Unite SCRL                                     1,133      23,044
Banco Popolare di Verona e Novara SCRL                         1,100      22,369
Capitalia SpA                                                  3,826      17,547
Enel SpA ADR                                                   1,072      53,000
Eni Spa ADR                                                    1,842     231,797
Fiat SpA ADR (a)                                               1,589      12,680
Finmeccanica SpA                                              16,761      15,162
Gruppo Editoriale L'Espresso SpA                                 791       4,764
Italcementi SpA                                                   69       1,109
Luxottica Group SPA ADR                                          606      12,356
Mediaset SpA                                                   1,617      20,473
Mediobanca SpA                                                 1,780      28,826
Mediolanum SpA                                                   887       6,350
Pirelli & Co. SpA                                              5,535       7,446
Riunione Adriatica di Sicurta SpA                                887      20,057
San Paolo IMI SpA                                                 67         962
Seat Pagine Gialle SpA (a)                                    11,281       5,198
Snam Rete Gas SpA                                              2,021      11,729
Telecom Italia Media SpA (a)                                   8,071       3,643
Telecom Italia Mobile SpA                                     10,237      76,329
Telecom Italia SpA ADR (Ordinary)                              2,679     109,491
Telecom Italia SpA ADR (Savings)                               1,510      49,860
Tiscali SpA (a)                                                  345       1,276
UniCredito Italiano SpA                                       11,463      65,934
                                                                       ---------
                                                                       1,016,755
                                                                       ---------
Japan--19.0%
77 Bank, Ltd.(The)                                             2,708      19,160
Acom Co., Ltd.                                                   136      10,225
Advantest Corp.                                                  542      11,599
Aeon Co., Ltd.                                                   774      12,935
Aiful Corp.                                                       68       7,518
Ajinomoto Co., Inc.                                            2,032      24,212
Aoyama Trading Co., Ltd.                                         136       3,698
Asahi Breweries, Ltd.                                          1,083      13,446
Asahi Glass Co., Ltd.                                          2,032      22,468
Asahi Kasei Corp.                                              4,469      22,451
Bandai Co, Ltd.                                                  542       3,081
Bank of Fukoaka, Ltd.                                          2,708      17,898
Bank of Yokohama, Ltd.(The)(a)                                 2,708      17,065

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                                Shares    Value
--------------------------------------------------------------------------------

Benesse Corp.                                                      136     4,765
Bridgestone Corp.                                                2,533    50,549
Canon, Inc. ADR                                                  3,731   202,444
Central Japan Railway Co.                                            1     8,171
Chiba Bank, Ltd.(The)                                            2,708    18,186
Chubu Electric Power Co., Inc.                                   2,188    52,527
Chugai Pharmaceutical Co., Ltd.                                  1,430    23,666
Credit Saison Co., Ltd.                                            270     9,876
CSK Corp.                                                          136     6,174
Dai Nippon Printing Co., Ltd.                                    2,032    32,713
Daiichi Pharmaceutical Co., Ltd.                                   815    17,688
Dainippon Ink & Chemicals, Inc.                                  2,708     6,246
Daito Trust Construction Co., Ltd.                                 136     6,464
Daiwa House Industry Co., Ltd.                                   2,708    30,845
Daiwa Securities Group, Inc.                                     4,875    35,253
Denki Kagaku Kogyo Kabushiki Kaisha                              2,167     7,233
Denso Corp.                                                      1,083    29,137
East Japan Railway Co.                                               7    38,993
Eisai Co., Ltd.                                                      7       231
Eisai Co., Ltd. ADR                                                677    22,265
FamilyMart Co., Ltd.                                               136     3,967
Fanuc, Ltd.                                                        556    36,572
Fast Retailing Co., Ltd.                                           136    10,391
Fuji Electric Holdings Co., Ltd.                                 2,708     7,310
Fuji Photo Film Co., Ltd.                                        2,032    75,221
Fujisawa Pharmaceutical Co., Ltd.                                  542    14,871
Fujitsu, Ltd.                                                    5,011    32,731
Furukawa Electric Co. (The)(a)                                   2,438    13,564
Gunma Bank, Ltd.(The)                                            2,708    15,734
Hitachi Chemical Co., Ltd.                                         136     2,440
Hitachi, Ltd. ADR                                                  849    58,946
Hokugin Financial Group, Inc.                                    2,708     7,434
Honda Motor Co., Ltd. ADR                                        4,335   112,970
Hoya Corp.                                                         270    30,506
Isetan Co., Ltd.                                                   407     4,764
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)               4,605     6,359
Itochu Corp.                                                     4,605    21,388
Itochu Techno-Science Corp.                                        136     5,464
Japan Airlines System Corp. (a)                                  2,000     5,802
Japan Tobacco, Inc.                                                  1    11,413
JFE Holdings, Inc.                                               1,374    39,259
Joyo Bank, Ltd.(The)                                             2,708    13,236
Kajima Corp.                                                     2,167     9,350
Kansai Electric Power Co., Inc. (The)                            2,465    50,154
Kao Corp. ADR                                                      270    69,035
Kawasaki Heavy Industries, Ltd. ADR (a)                          1,016     6,663
Kawasaki Kisen Kaisha, Ltd.                                      1,761    11,309
Keihin Electric Express Railway Co., Ltd.                        2,167    13,363
Keio Electric Railway Co., Ltd.                                  2,708    15,956
Kintetsu Corp.                                                   4,063    14,044
Kirin Brewery Co., Ltd                                           2,708    26,809
Komatsu, Ltd. ADR                                                  303     8,481
Konami Corp.                                                       126     2,917
Konica Minolta Holdings, Inc.                                    1,660    22,157
Kubota Corp. ADR                                                   542    13,360
Kuraray Co., Ltd.                                                2,032    18,256
Kurita Water Industries, Ltd.                                      270     3,896
Kyocera Corp.                                                        3       232
Kyocera Corp. ADR                                                  243    18,706
Kyushu Electric Power Co., Inc.                                    948    19,151
Lawson, Inc.                                                       136     5,025
Marubeni Corp.                                                   4,063    11,258
Marui Co., Ltd.                                                  1,401    18,830
Matsushita Electric Industrial Co., Ltd. ADR                     6,636   106,508
Matsushita Electric Works, Ltd.                                    542     4,732
Meiji Seika Kaisha, Ltd.                                         2,032     9,403

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                                 Shares   Value
--------------------------------------------------------------------------------

Meitec Corp.                                                        136    5,077
Millea Holdings, Inc.                                               485   36,185
Minebea Co., Ltd. ADR (a)                                         1,355   11,822
Mitsubishi Chemical Corp.                                         4,605   14,013
Mitsubishi Corp. ADR                                              1,355   35,016
Mitsubishi Electric Corp.                                         4,063   19,940
Mitsubishi Estate Co., Ltd.                                       1,895   22,263
Mitsubishi Heavy Industries, Ltd.                                 9,074   25,842
Mitsubishi Materials Corp.                                        4,063    8,530
Mitsubishi Rayon Co., Ltd.                                        2,708    9,885
Mitsubishi Tokyo Financial Group, Inc. ADR                        8,125   83,037
Mitsui & Co., Ltd. ADR                                              182   32,871
Mitsui Chemicals, Inc.                                            2,708   14,743
Mitsui Engineering & Shipbuilding Co., Ltd.                       1,895    3,236
Mitsui Fudosan Co., Ltd.                                          2,419   29,461
Mitsui Mining & Smelting Co., Ltd.                                2,438   10,764
Mitsui O.S.K. Lines, Ltd.                                         1,895   11,378
Mitsui Sumitomo Insurance Co.                                     4,605   40,153
Mitsui Trust Holdings, Inc.                                       2,708   27,242
Mitsukoshi, Ltd.                                                  2,032    9,903
Mizuho Financial Group, Inc.                                          9   45,614
Murata Manufacturing Co., Ltd.                                      813   45,549
NEC Corp. ADR                                                     5,823   35,695
Nikko Cordial Corp.                                               4,469   23,714
Nintendo Co., Ltd.                                                  136   17,140
Nippon Express Co., Ltd.                                          2,188   10,825
Nippon Mining Holdings, Inc.                                      2,032    9,540
Nippon Oil Corp.                                                  4,469   28,641
Nippon Sheet Glass Co., Ltd.                                      2,386    9,898
Nippon Steel Corp.                                               16,658   40,898
Nippon Telegraph & Telephone ADR                                  1,895   42,732
Nippon Unipac Holding                                                 1    4,506
Nippon Yusen Kabushiki Kaisha                                     2,708   14,589
Nissan Motor Co., Ltd. ADR                                        4,335   95,110
Nissin Food Products Co., Ltd.                                      270    6,772
Nitto Denko Corp.                                                   270   14,825
Nomura Holdings, Inc. ADR                                         4,875   70,980
NSK, Ltd.                                                         2,368   11,940
NTN Corp.                                                         2,708   15,577
NTT Data Corp.                                                        2    6,503
NTT Docomo, Inc. Sponsored ADR                                    3,386   63,047
Obayashi Corp.                                                    2,032   12,819
Oji Paper Co., Ltd.                                               2,708   15,564
Oki Electric Industry Co., Ltd. (a)                               2,708   11,679
Omron Corp.                                                         407    9,711
Oriental Land Co., Ltd.                                             136    9,457
ORIX Corp.                                                            2      274
Orix Corp. ADR                                                      243   16,670
Osaka Gas Co., Ltd.                                               6,772   21,148
Pioneer Corp.                                                       270    5,276
Promise Co., Ltd.                                                   203   14,536
Resona Holdings, Inc. (a)                                        17,742   36,207
Ricoh Co., Ltd.                                                     542   52,285
Rohm Co., Ltd.                                                      136   14,114
Sankyo Co., Ltd.                                                  1,062   24,046
Sankyo Co., Ltd./Gunma                                              136    6,881
Sanyo Electric Co., Ltd.                                          4,469   15,434
Secom Co., Ltd.                                                   1,355   54,473
Sega Sammy Holdings Inc. ADR                                        606    8,324
Seiko Epson Corp.                                                   136    6,064
Sekisui Chemical Co., Ltd.                                        2,708   19,839
Sekisui House, Ltd.                                                 813    9,491
Sekisui House, Ltd. ADR                                           1,355   15,789
Seven-Eleven Japan Co., Ltd.                                      2,708   85,472
Sharp Corp.                                                       2,032   33,269
Shimachu Co., Ltd.                                                  136    3,378

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)
                                                              Shares     Value
--------------------------------------------------------------------------------

Shimano, Inc.                                                    136       3,875
Shimizu Corp.                                                  2,276      11,427
Shin-Etsu Chemical Co., Ltd.                                   1,590      65,375
Shizuoka Bank, Ltd.(The)                                       2,708      25,799
Showa Denko Kabushiki Kaisha                                   2,708       6,995
Showa Shell Sekiyu Kabushiki Kaisha                              704       6,412
Skylark Co., Ltd.                                                136       2,335
SMC Corp.                                                        136      15,610
Softbank Corp.                                                   813      39,641
Sompo Japan Insurance, Inc.                                    2,708      27,706
Sony Corp. ADR                                                 2,438      94,984
Stanley Electric Co., Ltd.                                     1,110      19,061
Sumitomo Chemical Co., Ltd.                                    4,741      23,241
Sumitomo Corp. ADR                                             2,427      20,937
Sumitomo Electric Industries, Ltd.                             2,708      29,630
Sumitomo Metal Industries, Ltd. ADR (a)                          908      12,317
Sumitomo Metal Mining Co.                                      2,708      19,320
Sumitomo Mitsui Financial Group, Inc.                              7      51,162
Sumitomo Trust & Banking Co., Ltd. ADR (a)                     2,708      19,583
Suzuken Co., Ltd.                                                136       3,670
T&D Holdings, Inc.                                               270      12,902
Taiheiyo Cement Corp.                                          2,032       5,073
Taisei Corp.                                                   2,302       8,974
Takashlmaya Co., Ltd.                                          1,895      18,300
Takeda Chemical Industries, Ltd.                               2,302     116,231
Takefuji Corp.                                                   122       8,251
TDK Corp.                                                          7         521
Tdk Corp. ADR                                                    485      36,006
Teijin, Ltd.                                                   2,708      11,765
Terumo Corp.                                                     270       7,302
THK Co., Ltd.                                                    591      11,726
TIS, Inc.                                                        136       5,962
Tobu Railway Co., Ltd.                                         2,708      10,326
Toho Co., Ltd.                                                   407       6,444
Tohoku Electric Power Co., Inc.                                1,219      21,889
Tokyo Broadcasting System, Inc.                                  100       1,628
Tokyo Electric Power Co., Inc. (The)                           3,657      89,903
Tokyo Electron, Ltd.                                             658      40,813
Tokyo Gas Co., Ltd.                                            6,772      27,783
Tokyu Corp.                                                    2,708      14,650
Toppan Printing Co., Ltd.                                      2,375      26,441
Toray Industries, Inc.                                         4,605      21,589
Toshiba Corp.                                                  8,938      38,488
Tosoh Corp.                                                    2,473      11,120
Toyoda Gosei Co., Ltd.                                           136       2,772
Toyota Industries Corp.                                          270       6,751
Toyota Motor Corp. Sponsored ADR                               7,890     645,954
Ube Industries, Ltd. (a)                                       3,250       5,488
UFJ Holdings, Inc. (a)                                             7      42,865
Uni-Charm Corp.                                                  136       6,534
USS Co., Ltd.                                                     41       3,443
West Japan Railway Co.                                             2       8,090
World Co., Ltd.                                                  136       4,778
Yamada Denki Co., Ltd.                                           136       5,840
Yamaha Corp.                                                     626       9,555
Yamanouchi Pharmaceutical Co., Ltd.                              542      21,151
Yamato Transport Co., Ltd.                                     2,708      40,285
                                                                       ---------
                                                                       5,223,448
                                                                       ---------
Luxembourg--0.1%
Arcelor ADR (a)                                                  974      22,573
                                                                       ---------
Netherlands--6.0%
ABN AMRO Holding NV ADR                                        5,077     135,048
Aegon NV ADR                                                   4,144      56,814

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)
                                                              Shares     Value
--------------------------------------------------------------------------------

Akzo Nobel NV ADR                                                791      33,610
ASML Holding NV (a)                                            1,260      20,047
Corio NV                                                         150       8,775
DSM NV                                                           645      10,437
Euronext NV                                                      199       6,079
Hagemeyer NV (a)                                                 899       2,077
Heineken NV                                                      431      14,339
IHC Caland NV                                                     69       4,372
Ing Groep NV ADR                                               7,110     215,079
Koninklijke Ahold NV ADR (a)                                   2,270      17,638
Koninlijke Philips Electronics NV                              4,337     114,931
Oce NV                                                            70       1,071
Qiagen NV (a)                                                    296       3,257
Reed Elsevier NV ADR                                             721      19,791
Rodamco Europe NV                                                 96       7,600
Royal Dutch Petroleum Co.                                     12,329     707,437
Royal KPN NV ADR                                               5,854      55,964
Royal Numic NV (a)                                               284      10,223
STMicroelectronics NV                                          1,750      33,810
TPG NV                                                         1,037      28,258
Unilever NV ADR                                                1,483      98,931
Vedior NV                                                        160       2,603
Vnu NV                                                           958      28,297
Wereldhave NV                                                     34       3,687
Wolters Kluwer NV (a)                                            519      10,420
                                                                       ---------
                                                                       1,650,595
                                                                       ---------
New Zealand--0.2%
Auckland International Airport, Ltd.                             500       2,885
Carter Holt Harvey, Ltd.                                       2,917       4,372
Contact Energy, Ltd.                                           1,610       7,443
Fisher & Paykel Healthcare Corp.                                 650       1,524
Fletcher Building, Ltd.                                          981       4,692
Sky City Entertainment Group, Ltd.                             2,278       8,856
Telecom Corporation of New Zealand, Ltd. ADR                     720      25,531
                                                                       ---------
                                                                          55,303
                                                                       ---------
Norway--0.4%
DNB NOR ASA                                                    2,457      24,247
Norsk Hydro A/S ADR                                              277      21,805
Norske Skogindustrier ASA                                        220       4,751
Orkla ASA ADR                                                    420      13,800
Schibsted ASA                                                     63       1,784
Statoil ASA  ADR                                                 795      12,625
Storebrand ASA (a)                                               437       4,219
Tandberg ASA (a)                                                 288       3,581
Telenor ASA                                                      571      15,754
Tomra Systems ASA                                                354       1,946
Yara International ASA (a)                                       204       2,681
                                                                       ---------
                                                                         107,193
                                                                       ---------
Portugal--0.3%
Banco BPI SA                                                   2,076       8,395
Banco Comercial Portugues SA, Class R                          4,881      12,526
Banco Espirito Santo SA                                          236       4,261
Brisa-Auto Estradas de Portugal SA                             1,028       9,419
Cimpor Cimentos de Portugal SA                                   369       2,078
Electricidade DE Portugal ADR                                    503      15,206
Portugal Telecom SGPS SA ADR                                   2,035      25,051
PT Multimedia Servicos de Telecomunicacoes e Multimedia
   SGPS SA (a)                                                    58       1,454
Sonae SGPS SA (a)                                              2,421       3,513
                                                                       ---------
                                                                          81,903

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)
                                                              Shares     Value
--------------------------------------------------------------------------------

Singapore--0.8%
Capitaland, Ltd.                                               2,032       5,303
Chartered Semiconductor Manufacturing, Ltd. ADR                  487       2,941
City Developments, Ltd. ADR (a)                                2,032       8,838
ComfortDelgro Corp., Ltd.                                      7,585       7,221
Creative Technology, Ltd.                                        136       2,036
DBS Group Holdings ADR                                           677      26,708
Haw Par Corp., Ltd.                                            2,032       6,413
Keppel Corp., Ltd. ADR                                         1,233      12,992
Neptune Orient Lines, Ltd.                                       173         318
Oversea-Chinese Banking Corp., Ltd.                            2,708      22,393
Singapore Airlines, Ltd.                                       2,708      18,906
Singapore Press Holdings, Ltd.                                 9,210      25,935
Singapore Technologies Engineering, Ltd.                       6,636       9,464
Singapore Telecommunications, Ltd.                               142         206
Singapore Telecommunications, Ltd.                             1,127       1,643
Singapore Telecommunications, Ltd. ADR                         1,517      22,117
United Overseas Bank, Ltd.                                     2,234      37,772
                                                                       ---------
                                                                         211,206
                                                                       ---------
Spain--3.9%
Abertis Infraestructuras SA                                      488      10,720
Acciona SA                                                        60       5,300
Acerinox SA (a)                                                  482       7,713
Acs Actividades Cons y Serv (a)                                  593      13,506
Altadis SA                                                       815      37,252
Amadeus Global Travel Distribution SA, Class A                 1,418      14,549
Antena 3 Television SA (a)                                        28       2,017
Banco Bilbao Vizcaya ADR                                      11,482     203,691
Banco Popular Espanol SA                                         285      18,765
Banco Santander Central Hispano                               16,837     208,274
Corporacion Mapfre SA                                            935       2,755
Endesa SA ADR                                                  2,029      47,215
Fomento de Connstrucciones Y Contratas SA                        104       4,998
Gas Natural SDG SA                                               371      11,453
Grupo Ferrovial SA                                               137       7,313
Iberdrola SA                                                   1,645      41,731
Iberia Lineas Aereas de Espana                                   952       3,297
Inditex SA                                                       714      21,039
Indra Sistemas SA                                                295       5,028
Promotora de Informaciones SA                                     83       1,758
Repsol SA ADR                                                  2,471      64,493
Sacyr Vallehermoso SA                                            248       4,087
Sociedad General de Aguas de Barcelona SA                        233       4,857
Telefonica Publicidad e Informaciones SA                         233       2,157
Telefonica SA ADR                                              5,683     321,090
Union Fenosa SA                                                  377       9,892
Zeltia SA (a)                                                    737       5,157
                                                                       ---------
                                                                       1,080,107
                                                                       ---------
Sweden--2.0%
Assa Abloy AB, Class B                                         1,077      18,358
Atlas Copco AB ADR                                               197       8,893
Atlas Copco AB (a)                                               128       5,345
Billerud AB                                                       74       1,317
Castellum AB                                                      46       1,647
Electrolux AB, Class A, ADR                                      477      22,014
Eniro AB                                                         780       7,973
Gambro AB, Class A                                               153       2,147
Gambro AB, Class B                                               895      12,765
Getinge AB                                                       238       2,961
Hennes & Mauritz AB, Class B                                   1,305      45,397
Holmen AB                                                        115       3,973

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                              Shares     Value
--------------------------------------------------------------------------------

Modern Times Group MTG AB, Class B (a)                           118       3,214
Nordea Bank AB                                                 7,179      72,370
OMHEX AB (a)                                                     155       1,988
Sandvik AB                                                       776      31,295
SAS AB (a)                                                       107         966
Securitas AB, Class B                                            597      10,236
Skandia Forsakrings AB                                         2,284      11,364
Skandinaviska Enskilda Banken AB, Class A                      1,646      31,855
Skanska AB                                                     1,172      14,056
SKF AB Class A ADR                                               168       7,483
Ssab Svenskt Stal AB                                              75       1,804
Svenska Cellulosa AB ADR                                         703      29,991
Svenska Handelbanken AB                                        1,461      38,049
Swedish Match AB                                               1,377      15,929
Tele2 AB ADR                                                     172       6,755
Telefonaktiebolaget LM Ericsson ADR (a)                        2,737      86,188
TeliaSonera AB                                                 5,460      32,617
Trelleborg AB, Class B                                           249       4,229
Volvo AB ADR                                                     402      15,940
Volvo AB, Class A                                                173       6,598
                                                                       ---------
                                                                         555,717
                                                                       ---------
Switzerland--8.6%
Abb, Ltd. (a)                                                  3,390      19,187
Adecco SA ADR                                                  2,329      29,462
Ciba Specialty Chemicals AG, ADR                                 265      10,131
Clariant AG, Registered                                          661      10,628
Compagnie Financiere Richemont                                 1,470      48,931
Credit Suisse Group                                            4,930     207,997
Geberit AG                                                         2       1,459
Givaudan SA, Registered                                           19      12,475
Holcim, Ltd.                                                     559      16,837
Kudelski SA (a)                                                   44       1,614
Kuoni Reisen Holding AG                                            3       1,314
Logitech International SA (a)                                     83       5,042
Lonza Group AG, Registered                                       116       6,529
Nestle SA ADR                                                 12,572     822,304
Novartis AG ADR                                                9,104     460,116
Roche Holding AG ADR                                           2,174     250,265
Schindler Holding AG                                               7       2,761
Serono SA ADR                                                    542       8,845
SGS SA                                                            10       6,987
Sulzer AG                                                          5       1,984
Swatch Group AG                                                  139       4,125
Swatch Group AG, Class B                                          66       9,661
Swiss Reinsurance Co. ADR                                      1,089      77,669
Swisscom AG ADR                                                  488      19,290
Syngenta AG ADR (a)                                            1,056      22,545
UBS AG, Registered                                             3,015     252,737
Unaxis Holding AG                                                 21       2,085
Zurich Financial Services ADR                                  2,668      44,486
                                                                       ---------
                                                                       2,357,466
                                                                       ---------
United Kingdom--26.7%
3i Group PLC                                                   2,224      28,363
Aegis Group PLC                                                3,027       6,261
Aggreko PLC                                                      698       2,251
Alliance Unichem PLC                                             839      12,126
Amec PLC                                                         608       3,465
Amvescap PLC                                                   1,088      13,665
ARM Holdings PLC ADR (a)                                       1,021       6,300
Associated British Ports Holdings PLC                          1,530      13,953
Astrazeneca PLC ADR                                            7,394     269,068
Aviva PLC                                                      6,289      75,619

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                                Shares    Value
--------------------------------------------------------------------------------

BAA PLC                                                          2,743    30,755
BAE Systems PLC                                                  2,383    42,184
Balfour Beatty PLC                                                 734     4,435
Barclays PLC ADR                                                 6,883   314,415
Barratt Developments PLC                                           422     4,821
BBA Group PLC                                                    1,516     8,303
Berkeley Group Holdings (The) (a)                                  218     3,386
BG Group PLC ADR                                                 1,903    65,558
BHP Billiton PLC                                                 3,507    81,959
BOC Group PLC ADR                                                  578    22,074
Boots Group PLC                                                  2,480    31,152
BP PLC ADR                                                      10,494   612,850
BPB PLC                                                          1,777    16,148
Brambles Industries PLC                                          1,672     8,344
British Airways ADR (a)                                            118     5,325
British American Tobacco PLC ADR                                 1,989    68,919
British Land Co. PLC                                             1,318    22,673
British Sky Broadcasting PLC                                       850    37,119
BT Group PLC ADR                                                 2,760   109,103
Bunzl PLC ADR                                                      293    12,573
Cable & Wireless PLC ADR                                         2,293    15,684
Cadbury Schweppes PLC ADR                                        1,423    53,647
Capita Group PLC                                                 1,524    10,671
Carnival PLC                                                       296    18,130
Cattles PLC                                                      1,615    11,379
Centrica PLC (a)                                                 1,032    46,809
Close Brothers Group PLC                                           337     4,743
Cobham PLC                                                         240     5,692
Compass Group PLC ADR                                            5,876    27,780
Daily Mail & General Trust                                         868    12,341
Davis Service Group PLC                                            475     3,737
De La Rue PLC                                                      328     2,182
Diageo PLC ADR                                                   2,204   127,568
Dixons Group PLC ADR                                             1,652    14,463
DX Services PLC (a)                                                193     1,356
Electrocomponents PLC                                            1,258     6,860
Emap PLC                                                           762    11,916
EMI Group PLC ADR                                                1,075    10,939
Enterprise Inns PLC                                                680    10,348
Exel PLC                                                         1,543    21,413
Firstgroup PLC                                                   1,434     9,604
FKI PLC                                                          1,649     3,678
Friends Provident PLC                                            4,738    13,987
GKN PLC                                                          2,249    10,212
GlaxoSmithKline PLC ADR                                         13,977   662,370
Group 4 Securicor PLC (a)                                        1,039     2,793
GUS PLC                                                          2,690    48,469
Hammerson PLC                                                      574     9,571
Hanson PLC ADR                                                     420    18,030
Hays PLC                                                         4,364    10,388
HBOS PLC                                                         4,932   240,890
Hilton Group PLC                                                 2,027    22,143
HSBC Holdings PLC ADR                                            9,108   775,456
IMI PLC                                                          1,574    11,856
Imperial Chemical Industries PLC ADR                               752    13,859
Imperial Tobacco Group ADR                                         810    44,753
Intercontinental Hotels Group PLC ADR                            2,330    29,405
International Power PLC ADR (a)                                    302     9,226
Invensys PLC ADR                                                 7,823     4,656
ITV PLC (a)                                                      8,578    17,299
J Sainsbury PLC ADR                                                920    19,111
Johnson Matthey PLC ADR                                            444    16,844
Kelda Group PLC                                                  1,215    14,737
Kesa Electricals PLC                                             1,517     8,202
Kidde PLC ADR                                                      352    11,252
Kingfisher PLC ADR                                               3,314    39,416

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                             Shares      Value
--------------------------------------------------------------------------------

Land Securities Group PLC                                     1,283       34,412
Legal & General Group PLC ADR                                 4,205       44,403
Liberty International PLC                                       453        8,441
Lloyds TSB Group PLC ADR                                      5,339      196,422
LogicaCMG PLC                                                 2,607        9,625
Man Group PLC                                                   480       13,546
Marks & Spencer Group ADR                                     1,112       43,937
MFI Furniture PLC                                             2,001        4,764
Misys PLC                                                     2,410        9,683
Mitchells & Butlers PLC                                       2,088       13,509
National Grid Group PLC                                       1,703       81,727
Next PLC                                                        536       16,956
Novar PLC                                                     1,612        5,826
Pearson PLC                                                   2,255       27,421
Peninsular and Oriental Steam Navigation Co. (The) (a)        1,368       15,627
Persimmon PLC                                                   491        6,508
Pilkington PLC                                                2,693        5,679
Provident Financial PLC                                         530        6,838
Prudential Corp. PLC                                          3,065       53,331
Rank Group PLC ADR                                              779        8,109
Reckitt Benckiser PLC                                         1,377       41,531
Reed Elsevier PLC ADR                                           818       30,348
Rentokil Initial PLC ADR                                      1,316       18,665
Reuters Group PLC                                               537       23,064
Rexam PLC ADR                                                   255       11,511
Rio Tinto PLC ADR                                               810       96,559
RMC Group PLC                                                   972       15,844
Rolls-Royce Group PLC ADR                                       850       20,154
Royal & Sun Alliance Insurance Group ADR                      1,633       12,443
Royal Bank of Scotland Group PLC                              7,397      248,427
SABmiller PLC                                                 2,197       37,223
Sage Group PLC (The)                                          3,195       12,395
Schroders PLC                                                   519        7,481
Scottish & Newcastle PLC                                      1,851       15,451
Scottish & Southern Energy ADR                                2,625       43,972
Scottish Power PLC ADR                                        1,377       42,907
Serco Group PLC                                               1,535        7,062
Severn Trent PLC                                              1,421       26,342
Shell Transport & Trading Co. ADR                             6,641      341,347
Signet Group PLC ADR                                            534       11,572
Slough Estates PLC                                            1,496       15,752
Smith & Nephew PLC ADR                                          514       26,605
Smiths Group PLC                                              2,037       32,091
Societe Generale ADR                                          5,038      101,965
SSL International PLC                                           491        2,966
Stagecoach Group PLC ADR (a)                                  2,917        6,370
Tate & Lyle PLC ADR                                             306       11,109
Taylor Woodrow PLC                                            1,337        6,981
Tesco PLC ADR                                                 6,850      126,944
Tomkins PLC ADR                                                 550       10,885
Unilever PLC                                                  1,899       75,048
United Business Media PLC                                     1,089        9,801
United Utilities PLC                                            632       15,522
United Utilities PLC, Class A                                   823        7,071
Vodafone Group PLC Sponsored ADR                             25,593      700,737
Whitbread PLC                                                 1,472       23,886
William Hill PLC                                                839        9,091
Wimpey (George) PLC                                           1,141        8,861
Wolseley PLC ADR                                                761       29,124
WPP Group PLC ADR                                               682       37,271
Yell Group PLC                                                1,325       11,182
                                                                      ----------
                                                                       7,359,356
                                                                      ----------
TOTAL COMMON STOCKS (Cost $24,285,861)                                26,495,224

   The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Schedule of Investments
December 31, 2004 (continued)

                                                          Shares        Value
-------------------------------------------------------------------------------

                                                                    -----------
EXCHANGE TRADED FUNDS--2.0%
United States--2.0%
iShares MSCI EAFE Index Fund                                3,365       539,241
                                                                    -----------
TOTAL EXCHANGE TRADED FUNDS (Cost $530,815)                             539,241
                                                                    -----------
PREFERRED STOCKS--0.3%
Australia--0.3%
News Corp. Inc. Class A                                     3,061        57,119
                                                                    -----------
Germany--0.0%
Porsche AG                                                     16        10,134
RWE AG                                                         54         2,520
                                                                    -----------
                                                                         12,654
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $67,796)                                    69,773
                                                                    -----------
                                                        Principal
                                                         Amount
                                                        ---------
SHORT-TERM INVESTMENTS--2.8%
United States--2.8%
The Bank of New York Cash Reserve                        $761,180       761,180
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $761,180)                            761,180
                                                                    -----------
TOTAL INVESTMENTS (Cost $25,645,652) - 101.3%                        27,865,418
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.3%)                          (350,474)
                                                                    -----------
NET ASSETS--100.0%                                                  $27,514,944
                                                                    ===========

(a) Represents non-income producing securities.
ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

E*TRADE International Index Fund
Representation of Investments
December 31, 2004 (Unaudited)

                                                                      % of Total
Industry                                                  Value       Net Assets
--------------------------------------------------------------------------------

BANKING                                                 $ 5,057,302      18.5%
OIL & GAS                                                 2,911,791      10.7%
PHARMACEUTICALS                                           2,095,638       7.6%
COMMUNICATIONS                                            1,724,318       6.3%
TELECOMMUNICATIONS                                        1,663,821       6.0%
AUTOMOTIVE                                                1,233,108       4.4%
INSURANCE                                                 1,149,821       4.2%
ELECTRIC UTILITIES                                        1,028,799       3.7%
MANUFACTURING                                               764,288       2.8%
BEVERAGES, FOOD AND TOBACCO                                 717,320       2.6%
CHEMICALS                                                   707,067       2.6%
ELECTRONICS                                                 638,893       2.3%
FOOD RETAILERS                                              583,750       2.1%
FINANCIAL SERVICES                                          548,759       2.0%
RETAILERS                                                   545,530       2.0%
EXCHANGE TRADED FUNDS                                       539,241       2.0%
MEDIA - BROADCASTING & PUBLISHING                           530,341       2.0%
TRANSPORTATION                                              452,812       1.6%
REAL ESTATE                                                 426,391       1.5%
COMPUTER SOFTWARE & PROCESSING                              399,609       1.5%
MINING                                                      306,620       1.1%
BUILDING MATERIALS                                          283,268       1.0%
COMMERCIAL SERVICES                                         278,813       1.0%
HEAVY CONSTRUCTION                                          209,008       0.8%
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                 188,687       0.7%
ENTERTAINMENT & LEISURE                                     178,582       0.6%
DISTRIBUTION/WHOLESALE                                      174,085       0.6%
COSMETICS & PERSONAL CARE                                   163,173       0.6%
TEXTILES, CLOTHING & FABRICS                                153,633       0.6%
FOREST PRODUCTS & PAPER                                     142,524       0.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    137,395       0.5%
HEALTH CARE PROVIDERS                                       132,994       0.5%
AEROSPACE & DEFENSE                                         123,598       0.4%
WATER COMPANIES                                             119,417       0.4%
HOLDING COMPANIES                                           118,740       0.4%
STEEL PRODUCTION                                            117,856       0.4%
AIRLINES                                                     95,045       0.3%
METALS                                                       88,175       0.3%
MEDICAL & BIO-TECHNOLOGY                                     76,148       0.3%
HAND/MACHINE TOOLS                                           73,434       0.3%
LODGING                                                      66,701       0.2%
ADVERTISING                                                  52,235       0.2%
HEAVY MACHINERY                                              47,822       0.2%
COMPUTER & INFORMATION                                       30,555       0.1%
CONTAINERS & PACKAGING                                       27,131       0.1%
SHORT-TERM INVESTMENT AND LIABILITIES
   IN EXCESS OF OTHER ASSETS                                410,706       1.5%
                                                        -----------     -----
TOTAL NET ASSETS                                        $27,514,944     100.0%
                                                        ===========     =====

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $25,645,652) (Note 2)            $27,865,418
Foreign currency at value (Cost: $2,496)                                  2,543
Cash                                                                      8,383
Receivable for securities sold                                        1,443,155
Due from E*TRADE Asset Management, Inc. (Note 3)                        191,991
Receivable for fund shares purchased                                     53,198
Dividends and interest receivable                                        36,235
Prepaid expenses                                                         29,249
                                                                    -----------
   TOTAL ASSETS                                                      29,630,172
                                                                    -----------
LIABILITIES
Payable for securities purchased                                      2,007,329
Payable for fund shares redeemed                                          6,121
Accrued advisory fee (Note 3)                                             5,408
Accrued administration fee (Note 3)                                       3,245
Accrued shareholder servicing fee (Note 3)                                5,408
Accrued other expenses                                                   87,717
                                                                    -----------
   TOTAL LIABILITIES                                                  2,115,228
                                                                    -----------
TOTAL NET ASSETS                                                    $27,514,944
                                                                    ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par                               $    27,955
Paid-in Capital, in excess of par                                    26,064,800
Distributions in excess of net investment income                         (5,690)
Accumulated net realized gain (loss) on investments
   and foreign currency translations                                   (792,749)
Net unrealized appreciation (depreciation) of
   investments and translation of assets
      and liabilities in foreign currencies                           2,220,628
                                                                    -----------
TOTAL NET ASSETS                                                    $27,514,944
                                                                    ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            2,795,459
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $      9.84
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2004
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $42,096)             $  412,328
   Interest                                                               1,106
                                                                     ----------
      TOTAL INVESTMENT INCOME                                           413,434
                                                                     ----------
EXPENSES (NOTE 3):
   Advisory fee                                                          43,392
   Administration fee                                                    26,035
   Shareholder servicing fees                                            43,392
   Custodian fee                                                        301,359
   Transfer and dividend disbursing agent                                31,203
   Audit and tax services                                                29,360
   Other expenses                                                        22,977
                                                                     ----------
      TOTAL EXPENSES BEFORE WAIVER                                      497,718
   Waived fees and reimbursed expenses (Note 3)                        (442,328)
                                                                     ----------
   NET EXPENSES                                                          55,390
                                                                     ----------
NET INVESTMENT INCOME                                                   358,044
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) on:
   Sale of investments                                                  260,021
   Foreign currency transactions                                        (12,251)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                        3,012,505
   Translation of assets and liabilities in foreign currencies             (758)
                                                                     ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCIES                                          3,259,517
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $3,617,561
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        Year Ended          Year Ended
                                                                                    December 31, 2004   December 31, 2003
                                                                                    -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income                                                                  $   358,044         $   153,996
Net realized gain (loss) on sale of investments and foreign currency transactions          247,770            (210,205)
Net change in unrealized appreciation (depreciation) of investments
   and translations of assets and liabilities in foreign currencies                      3,011,747           2,843,837
                                                                                       -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          3,617,561           2,787,628
                                                                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                  (366,101)           (149,151)
                                                                                       -----------         -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                        16,638,488           4,820,098
Value of shares issued in reinvestment of dividends and distributions                      340,006             139,598
Cost of shares redeemed                                                                 (4,166,133)         (2,842,285)
                                                                                       -----------         -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                  12,812,361           2,117,411
                                                                                       -----------         -----------
REDEMPTION FEES (Note 2)                                                                     8,316               2,345
                                                                                       -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                   16,072,137           4,758,233
   NET ASSETS:
BEGINNING OF PERIOD                                                                     11,442,807           6,684,574
                                                                                       -----------         -----------
END OF PERIOD*                                                                         $27,514,944         $11,442,807
                                                                                       ===========         ===========
SHARE TRANSACTIONS:
Number of shares sold                                                                    1,876,076             673,046
Number of shares reinvested                                                                 38,069              20,704
Number of shares redeemed                                                                 (479,888)           (409,099)
                                                                                       -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                            1,434,257             284,651
                                                                                       ===========         ===========

* Includes distribution in excess of net investment income of $5,690 and undistributed net investment income of $20,025 for the periods ended December 31, 2004 and December 31, 2003, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended            Year Ended               Year Ended
                                                      December 31, 2004   December 31, 2003/(6)/   December 31, 2002/(6)/
                                                      -----------------   ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  8.41                $  6.21                  $  7.59
                                                        -------                -------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.18/(2)/              0.13/(2)/                0.10
   Net realized and unrealized gain (loss) on
      investments                                          1.43                   2.20                    (1.37)
                                                        -------                -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS                        1.61                   2.33                    (1.27)
                                                        -------                -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income               (0.18)                 (0.13)                   (0.11)
   Distributions in excess of net investment income          --                     --                       --
                                                        -------                -------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (0.18)                 (0.13)                   (0.11)
                                                        -------                -------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                     --/(3)/                --/(3)/                  --/(3)/
                                                        -------                -------                  -------
NET ASSET VALUE, END OF PERIOD                          $  9.84                $  8.41                  $  6.21
                                                        =======                =======                  =======

   TOTAL RETURN/(1)/                                      19.38%                 38.01%                  (16.77)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)             $27,515                $11,443                  $ 6,685
   Ratio of expenses to average net assets                 0.32%/(4)/             0.65%/(4)/               0.65%/(4)/
   Ratio of net investment income to average net
      assets                                               2.07%/(5)/             1.95%/(5)/               1.59%/(5)/
   Portfolio turnover rate                                41.97%                  6.27%/(7)/              19.92%/(8)/

                                                            Year Ended               Year Ended
                                                      December 31, 2001/(6)/   December 31, 2000/(6)/
                                                      ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  9.83                  $ 11.67
                                                           -------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                      0.09                     0.12
   Net realized and unrealized gain (loss) on
      investments                                            (2.23)                   (1.86)
                                                           -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS                          (2.14)                   (1.74)
                                                           -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                  (0.11)                   (0.11)
   Distributions in excess of net investment income           0.01                       --
                                                           -------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (0.10)                   (0.11)
                                                           -------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                        --/(3)/                0.01
                                                           -------                  -------
NET ASSET VALUE, END OF PERIOD                             $  7.59                  $  9.83
                                                           =======                  =======

   TOTAL RETURN/(1)/                                        (21.70)%                 (14.92)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                $ 7,081                  $ 8,164
   Ratio of expenses to average net assets                    0.58%/(4)/               0.55%/(9)/
   Ratio of net investment income to average net
      assets                                                  1.15%/(5)/               1.15%
   Portfolio turnover rate                                    6.79%/(8)/              45.00%/(8)/

----------
/(1)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(2)/ Calculated based on average shares outstanding.

/(3)/ Rounds to less than $0.01.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004 , December 31, 2003, December 31, 2002 and December 31, 2001 were 2.87%, 3.02%, 2.59%, and
     1.64%, respectively.

/(5)/ The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were (0.48)%, (0.42)%, (0.35)% and 0.09%, respectively.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ Portfolio turnover rate of the International Index Master Portfolio.

/(9)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the year ended December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

1. ORGANIZATION

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI EAFE Free Index")*. The Fund seeks to achieve its objective by matching the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the MSCI EAFE Free Index.

* "Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are service marks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund nor is it affiliated in any way with the E*TRADE FINANCIAL Corporation. The Fund is not sponsored, endorsed, sold, or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                                               2004       2003
                                                             -------------------
Distributions paid from:
Ordinary Income                                              $366,101   $149,151

At December 31, 2004, the components of Distributable Earnings on a tax basis were as follows:

                                                                         2004
                                                                     -----------
Undistributed Ordinary Income                                        $   14,861
Unrealized Appreciation                                               2,207,291
Undistributed Capital Loss                                             (799,963)
                                                                     ----------
Total                                                                $1,422,189

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2004, for federal income tax purposes, the Fund had a capital loss carryforward of $799,963, of which $665,035, and $134,928 will expire in 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2004, the Fund has elected to defer $1,057 of currency capital losses attributable to post-October losses.

At December 31, 2004, the cost of investments for federal income tax purposes was $25,658,989. Net unrealized appreciation aggregated $2,206,429, of which $2,706,171 represented gross unrealized appreciation on securities and $499,742 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the treatments of passive foreign investment company shares and return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2004 and December 31, 2003 were $8,316 and $2,345, respectively, and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently entitled to receive an advisory fee annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.15% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM is entitled to receive an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09%, of the Fund's average daily net assets. This expense limit was reduced from 0.33% of the Fund's average daily net assets effective May 28, 2004 and 0.34% effective April 29, 2004. Prior to April 29, 2004, the expense limit for the Fund was 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than current the percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $768,192 was eligible for reimbursement as of December 31, 2004.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2004.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not hold any futures contracts during the year ended December 31, 2004.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2004.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (continued)

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2004.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $20,027,104 and $7,206,491, respectively, for the year ended December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities of the E*TRADE International Index Fund (one of the nine operating series comprising the E*TRADE Funds (the "Trust")), including the schedule of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes the consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE International Index Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
New York, New York
February 25, 2005

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                         NON-INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Steven Grenadier           Since February 1999      Mr. Grenadier is a           None
4500 Bohannon Drive                                 Professor of Finance at
Menlo Park, CA 94025                                the Graduate School of
Age: 40                                             Business at Stanford
Trustee                                             University, where he has
                                                    been employed as a
                                                    professor since 1992.
----------------------------------------------------------------------------------------------------------
Cheryl A. Burgermeister    Since February 2004      Ms. Burgermeister has been   The Select Sector SPDR
4500 Bohannon Drive                                 self-employed as a           Trust
Menlo Park, CA 94025                                financial consultant since
Age: 53                                             October 2003. She is also
Trustee                                             Trustee, Treasurer and
                                                    Finance Trust Committee
                                                    Chairman of the Portland
                                                    Community College
                                                    Foundation since 2001. She
                                                    was a Trustee of the Zero
                                                    Gravity Internet Fund from
                                                    2000 to 2001. Ms.
                                                    Burgermeister was a
                                                    Director and Treasurer of
                                                    the Crabbe Huson family of
                                                    funds from 1988-1999.
----------------------------------------------------------------------------------------------------------
Ashley T. Rabun            Since February 1999      Ms. Rabun is the Founder     None
4500 Bohannon Drive                                 and Chief Executive
Menlo Park, CA 94025                                Officer of Investor Reach,
Age: 52                                             a consulting firm
Trustee                                             specializing in marketing
                                                    and distribution
                                                    strategies for financial
                                                    services companies formed
                                                    in September 1996.
----------------------------------------------------------- ----------------------------------------------
George J. Rebhan           Since December 1999      Mr. Rebhan retired in        Advisors Series Trust
4500 Bohannon Drive                                 December 1993, and prior
Menlo Park, CA 94025                                to that he was President
Age: 70                                             of Hotchkis and Wiley
Chairman and Trustee                                Funds (investment company)
                                                    from 1985 to 1993.
----------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Shelly J. Meyers /(2)/     Since February 1999      Since July 2003, Ms.         None
4500 Bohannon Drive                                 Meyers has served as
Menlo Park, CA 94025                                Executive Vice President
Age: 45                                             and portfolio manager for
Trustee                                             Pacific Global Investment
                                                    Management Company, a
                                                    registered investment
                                                    adviser. Until March 2004,
                                                    Ms. Myers was the manager,
                                                    Chief Executive Officer,
                                                    and founder of Myers
                                                    Capital Management, a
                                                    registered investment
                                                    adviser
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
                                                    formed in January
                                                    1996.
----------------------------------------------------------------------------------------------------------
Mitchell H. Caplan/(2)/     Since February 2002      Mr. Caplan is Chief          E*TRADE FINANCIAL
4500 Bohannon Drive                                 Executive Officer of         Corporation
Menlo Park, CA 94025                                E*TRADE FINANCIAL
Age: 47                                             Corporation. He also is a
Trustee                                             director or officer of
                                                    various affiliates of
                                                    E*TRADE FINANCIAL
                                                    Corporation, including a
                                                    Director of E*TRADE Asset
                                                    Management and E*TRADE
                                                    Global Asset Management,
                                                    Inc. He previously served
                                                    as Vice Chairman of the
                                                    Board of Directors,
                                                    President and Chief
                                                    Executive Officer of
                                                    Telebanc Financial
                                                    Corporation and Telebank
                                                    (renamed E*TRADE Bank)
                                                    from 1993-2000.
----------------------------------------------------------------------------------------------------------
                                                OFFICERS
----------------------------------------------------------------------------------------------------------
Dennis Webb                Since May 2004           Dennis Webb is Chief         Not applicable
4500 Bohannon Drive                                 Institutional Officer and
Menlo Park, CA 94025                                President of E*TRADE
Age: 39                                             Capital Markets.
President
                                                    Prior to that, Mr. Webb
                                                    was the Chief Executive
                                                    Officer of E*TRADE Global
                                                    Asset Management, Inc.
                                                    (ETGAM). Mr. Webb has also
                                                    been Chairman of E*TRADE
                                                    Bank's Asset and Liability
                                                    Committee and was
                                                    responsible for the Bank's
                                                    $15 billion derivative
                                                    portfolio until he joined
                                                    ETGAM in June 2001.

                                                    Prior to joining E*TRADE
                                                    FINANCIAL Corporation in
                                                    2000, he was the Senior
                                                    Vice President of
                                                    Asset/Liability Management
                                                    of Allfirst Bank, an $18
                                                    billion regional bank
                                                    based in Baltimore,
                                                    Maryland.
----------------------------------------------------------------------------------------------------------
Elizabeth Gottfried        Since November 2000      Ms. Gottfried is Vice        Not applicable
4500 Bohannon Drive                                 President of E*TRADE Asset
Menlo Park, CA 94025                                Management, and also a
Age: 44                                             Business Manager of
Vice President and                                  E*TRADE Global Asset
Treasurer                                           Management, Inc. Ms.
                                                    Gottfried joined E*TRADE
                                                    Asset Management in
                                                    September 2000. Prior to
                                                    that, she worked at Wells
                                                    Fargo Bank from 1984 to
                                                    2000 and managed various
                                                    areas of Wells Fargo's
                                                    mutual fund group.
----------------------------------------------------------------------------------------------------------
Marc R. Duffy              Since February 2004      Mr. Duffy joined E*TRADE     Not applicable
4500 Bohannon Drive                                 Asset Management in
Menlo Park, CA 94025                                January 2004. Prior to
                                                    that, he worked
----------------------------------------------------------------------------------------------------------

                            TERM OF OFFICE /(1)/
 NAME, ADDRESS, AGE AND      AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS /(3)/
POSITION HELD WITH TRUST           SERVED           DURING THE PAST FIVE YEARS             HELD
----------------------------------------------------------------------------------------------------------
Age: 46                                             at Legg Mason Wood Walker,
Vice President,                                     Inc. from 1999 to 2003 and
Secretary and Chief                                 was responsible for legal
Legal Officer                                       issues related to the Legg
                                                    Mason mutual funds.
---------------------------------------------------------------------------------------------------------

/(1)/ Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

/(2)/ Ms. Meyers may be considered an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

/(3)/ Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or (iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

Item 2. Code of Ethics.

E*TRADE Funds ("Funds" or "Registrant") has adopted a code of ethics that applies to the Registrant's President and Treasurer. No waivers or amendments have been granted or approved during the period covered by this report.

The code of ethics has been attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Funds' Board of Trustees ("Board") has determined that the Funds have at least one Audit Committee Financial Expert ("ACFE") serving on the Funds' Audit Committee. On November 16, 2004, the Board determined that Cheryl A. Burgermeister should be the Funds' "ACFE," and is "independent" (as each term in defined in Item 3 of Form N-CSR). Ms. Burgermeister, also an Independence Trustee, has acquired the attributes of an ACFE as a result of, among other things, her position as treasurer and finance committee chairman of a community college foundation and as a treasurer of a registered investment management company. Ms. Burgermeister is also a certified public accountant.

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by Deloitte & Touche LLP ("Deloitte"), the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

          2004: $102,000
          2003: $117,061

b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by Deloitte that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are as follows:

     Fees billed to Funds:
          2004: $0
          2003: $0

     Fees billed to Funds Investment Adviser and other affiliates:
          2004: $3,640,000
          2003: $  778,271

     The nature of the audit related fees in 2003 include fees for assistance related to mortgage securitization, consultations regarding financial accounting and reporting standards, mergers and acquisitions due diligence, and implementation assistance for compliance with the Sarbanes-Oxley Act.

c) Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by Deloitte for tax compliance, tax advice, and tax planning are as follows:

     Fees billed to Funds:
          2004: $25,500
          2003: $27,747

     Fees billed to Funds Investment Adviser and other affiliates:
          2004: $1,400,000
          2003: $1,553,412

     For the Funds, the nature of the services includes the review of the Funds' tax distribution calculations and review of the Funds' federal, state and excise tax returns. For the Funds' Investment Advisor and other affiliates, the nature of the services includes the preparation of tax returns and fees for consultations on tax strategies, assistance with the examinations and tax advice related to mergers and acquisitions.

d) All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by Deloitte, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

     Fees billed to Funds:
          2004: $0
          2003: $0

     Fees billed to Funds Investment Adviser and other affiliates:
          2004: $0
          2003: $0

(e) (1) Audit Committee Pre-Approval Policies and Procedures.

Pursuant to the Funds' Audit Committee Charter ("Charter"), the Audit Committee is responsible for approving in advance the firm to be employed as the Funds' independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the Funds, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the Funds to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the Funds. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the Funds, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by the Funds' independent auditors to the Funds' investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds), and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the services relate directly to the operations and financial reporting of the Funds.

Pre-approval of any permissible non-audit service is not required provided that
(1) the aggregate amount paid to the independent auditor for such non-audit services during the fiscal year in which such non-audit services are provided does not constitute more that five percent of the total amount of revenues paid to the independent auditor with respect to audit services for the Funds and permissible ongoing non-audit services for the Funds or any investment adviser to the Funds (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with such investment adviser that provides services to the Funds, (2) such services were not recognized by the Funds at the time of engagement to be non-audit services, and (3) such services are promptly brought to the attention of the Audit Committee of the Funds and approved prior to the completion of the audit by the Audit Committee or its delegate(s).

(e) (2) None of the services included in (b) - (d) above required approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Percentage of hours expended on Deloitte's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than Deloitte's full-time, permanent employees.

     Not applicable.

(g) Aggregate non-audit fees billed by Deloitte for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

     Not applicable.

(h) The Funds' Audit Committee has determined that the non-audit services Deloitte has rendered to the Funds' investment adviser and any entity controlling, controlled by, or under common control with the Funds' investment adviser that provides ongoing services to the Funds that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the Funds were compatible with maintaining Deloitte's independence.

Item 5. Audit Committee of Listed Registrant.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has approved certain amendments to the charter of its Compensation and Nominating Committee ("Committee") in order to include a process by which the Committee will consider, as needed, candidates for nomination as members of the Board, including recommendations of nominees submitted to the Committee by Fund shareholders. The procedures to be followed by Fund shareholders in submitting a recommendation to the Committee for its consideration are based on procedures and eligibility standards in proposed Rule 14a-11 under the Securities Exchange Act of 1934. Prior to the adoption of such amendments to the charter for the Committee, the Committee was not required to consider nominees recommended by Fund shareholders.

Item 11. Controls and Procedures.

a) Based on their evaluation on January 21, 2005 the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

Item 12. Exhibits.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(a) (2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:
     Attached hereto.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c1) sent to given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds


By (Signature and Title) /s/ Dennis Webb
                         ----------------------------------
                             Dennis Webb, President

Date February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Dennis Webb
                         ----------------------------------
                             Dennis Webb, President

Date February 25, 2005


By (Signature and Title) /s/ Elizabeth Gottfried
                         ----------------------------------
                             Elizabeth Gottfried, Treasurer

Date February 25, 2005